File No. 333-52114
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
          Pre-Effective Amendment No.                              [ ]
                                                 ----------
          Post-Effective Amendment No.              13             [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                  Amendment No.     39             [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                      Name of Agent for Service for Process:
                      Amy J. Lee, Associate General Counsel
                      Security Benefit Life Insurance Company
                      One Security Benefit Place
                      Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[X]      on May 1, 2010, pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]      on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.


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                                                            Security Benefit (R)


                                  May 1, 2010


PROSPECTUS

ADVISORDESIGNS(R)VARIABLE ANNUITY

                                Important Privacy
                                 Notice Included

                                 See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

V6922                                                     32-69226-00 2010/05/01
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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

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           ISSUED BY:                          MAILING ADDRESS:
   SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
      INSURANCE COMPANY                      INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
   1-800-888-2461
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      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

o    Direxion Dynamic VP HY Bond
o    Dreyfus VIF International Value
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond II
o    Fidelity(R) VIP Contrafund(R)
o    Fidelity(R) VIP Growth Opportunities
o    Fidelity(R) VIP Index 500
o    Fidelity(R) VIP Investment-Grade Bond
o    Franklin Small-Mid Cap Growth Securities
o    Invesco V.I. Capital Appreciation (formerly AIM V.I. Capital Appreciation)
o    Invesco V.I. International Growth (formerly AIM V.I. International Growth)
o    Invesco V.I. Mid Cap Core Equity (formerly AIM V.I. Mid Cap Core Equity)
o    Neuberger Berman AMT Guardian
o    Neuberger Berman AMT Partners
o    Oppenheimer Main Street Small Cap Fund(R)/VA
o    PIMCO VIT Low Duration
o    PIMCO VIT Real Return
o    PIMCO VIT Total Return
o    Rydex | SGI VT All-Asset Aggressive Strategy(1)
o    Rydex | SGI VT All-Asset Conservative Strategy(1)
o    Rydex | SGI VT All-Asset Moderate Strategy(1)
o    Rydex | SGI VT All-Cap Opportunity(1)
o    Rydex | SGI VT All Cap Value(1)
o    Rydex | SGI VT CLS AdvisorOne Amerigo(1)
o    Rydex | SGI VT CLS AdvisorOne Clermont(1)
o    Rydex | SGI VT CLS AdvisorOne Select Allocation(1)
o    Rydex | SGI VT Global(1)
o    Rydex | SGI VT International Opportunity(1)
o    Rydex | SGI VT Large Cap Value(1)
o    Rydex | SGI VT Mid Cap Growth(1)
o    Rydex | SGI VT Mid Cap Value(1)
o    Rydex | SGI VT Multi-Hedge Strategies(1)
o    Rydex | SGI VT Small Cap Value(1)
o    Rydex VT Banking
o    Rydex VT Basic Materials
o    Rydex VT Biotechnology
o    Rydex VT Commodities Strategy
o    Rydex VT Consumer Products
o    Rydex VT Dow 2x Strategy
o    Rydex VT Electronics
o    Rydex VT Energy
o    Rydex VT Energy Services
o    Rydex VT Europe 1.25x Strategy
o    Rydex VT Financial Services
o    Rydex VT Government Long Bond 1.2x Strategy
o    Rydex VT Health Care
o    Rydex VT Internet

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY AT 1-800-888-2461.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2010
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                   Protected by U.S. Patent No. 7,251,623 B1.
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V6922                                                     32-69226-00 2010/05/01

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o    Rydex VT Inverse Dow 2x Strategy
o    Rydex VT Inverse Government Long Bond Strategy
o    Rydex VT Inverse Mid-Cap Strategy
o    Rydex VT Inverse NASDAQ-100(R) Strategy
o    Rydex VT Inverse Russell 2000(R) Strategy
o    Rydex VT Inverse S&P 500 Strategy
o    Rydex VT Japan 2x Strategy
o    Rydex VT Leisure
o    Rydex VT Mid-Cap 1.5x Strategy
o    Rydex VT NASDAQ-100(R)
o    Rydex VT NASDAQ-100(R) 2x Strategy
o    Rydex VT Nova
o    Rydex VT Precious Metals
o    Rydex VT Real Estate
o    Rydex VT Retailing
o    Rydex VT Russell 2000(R) 1.5x Strategy
o    Rydex VT Russell 2000(R) 2x Strategy
o    Rydex VT S&P 500 2x Strategy
o    Rydex VT S&P 500 Pure Growth
o    Rydex VT S&P 500 Pure Value
o    Rydex VT S&P MidCap 400 Pure Growth
o    Rydex VT S&P MidCap 400 Pure Value
o    Rydex VT S&P SmallCap 600 Pure Growth
o    Rydex VT S&P SmallCap 600 Pure Value
o    Rydex VT Strengthening Dollar 2x Strategy
o    Rydex VT Technology
o    Rydex VT Telecommunications
o    Rydex VT Transportation
o    Rydex VT U.S. Government Money Market
o    Rydex VT Utilities
o    Rydex VT Weakening Dollar 2x Strategy
o    Templeton Developing Markets Securities
o    Templeton Foreign Securities
o    Van Kampen LIT Government
o    Wells Fargo Advantage VT Opportunity

(1) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex| SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex|SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex| SGI.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 82 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                TABLE OF CONTENTS

                                                                           Page

DEFINITIONS.................................................................   5

SUMMARY                                                                        6
   Purpose of the Contract..................................................   6
   The Separate Account and the Funds.......................................   6
   Purchase Payments........................................................   7
   Contract Benefits........................................................   7
   Optional Riders..........................................................   7
   Free-Look Right..........................................................   7
   Charges and Deductions...................................................   7
   Tax-Free Exchanges.......................................................   9
   Contacting the Company...................................................   9

EXPENSE TABLES..............................................................  10
   Contract Owner Transaction Expenses......................................  10
   Periodic Expenses........................................................  10
   Optional Rider Expenses..................................................  11
   Example..................................................................  12

CONDENSED FINANCIAL INFORMATION.............................................  13

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS..........  26
   Security Benefit Life Insurance Company..................................  26
   Purchase Transaction and Demutualization.................................  26
   Published Ratings........................................................  28
   Separate Account.........................................................  28
   Underlying Funds.........................................................  28
   Services and Administration..............................................  30

THE CONTRACT................................................................  30
   General..................................................................  30
   Important Information About Your Benefits Under the Contract.............  30
   Application for a Contract...............................................  31
   Optional Riders..........................................................  31
   Annual Stepped Up Death Benefit..........................................  31
   Extra Credit.............................................................  32
   Waiver of Withdrawal Charge..............................................  33
   Alternate Withdrawal Charge..............................................  33
   Riders Available for Purchase Only Prior to February 1, 2010.............  34
   Purchase Payments........................................................  34
   Automatic Bonus Credit...................................................  35
   Allocation of Purchase Payments..........................................  35
   Dollar Cost Averaging Option.............................................  35
   Asset Reallocation Option................................................  36
   Transfers of Contract Value..............................................  36
   Contract Value...........................................................  39
   Determination of Contract Value..........................................  40
   Cut-Off Times............................................................  40
   Full and Partial Withdrawals.............................................  41
   Systematic Withdrawals...................................................  42
   Free-Look Right..........................................................  42
   Death Benefit............................................................  42
   Distribution Requirements................................................  43
   Death of the Annuitant...................................................  44

CHARGES AND DEDUCTIONS......................................................  44
   Contingent Deferred Sales Charge.........................................  44
   Mortality and Expense Risk Charge........................................  45
   Administration Charge....................................................  45
   Account Administration Charge............................................  46
   Premium Tax Charge.......................................................  46
   Other Charges............................................................  46
   Variations in Charges....................................................  46
   Optional Rider Charges...................................................  46
   Guarantee of Certain Charges.............................................  48
   Underlying Fund Expenses.................................................  48

ANNUITY PERIOD..............................................................  48
   General..................................................................  48
   Annuity Options..........................................................  49
   Selection of an Option...................................................  51

MORE ABOUT THE CONTRACT.....................................................  51
   Ownership................................................................  51
   Designation and Change of Beneficiary....................................  51
   Dividends................................................................  51
   Payments from the Separate Account.......................................  51
   Proof of Age and Survival................................................  51
   Misstatements............................................................  52
   Restrictions on Withdrawals from Qualified Plans.........................  52
   Restrictions under the Texas Optional Retirement Program.................  52

FEDERAL TAX MATTERS.........................................................  53
   Introduction.............................................................  53
   Tax Status of the Company and the Separate Account.......................  53
   Income Taxation of Annuities in General--Non-Qualified Plans.............  54
   Additional Considerations................................................  54
   Qualified Plans..........................................................  55
   Other Tax Considerations.................................................  59

OTHER INFORMATION...........................................................  60
   Investment Advisory Fees.................................................  60
   Voting of Underlying Fund Shares.........................................  60
   Substitution of Investments..............................................  60
   Changes to Comply with Law and Amendments................................  61
   Reports to Owners........................................................  61
   Electronic Privileges....................................................  61
   State Variations.........................................................  62
   Legal Proceedings........................................................  62
   Legal Matters............................................................  62
   Sale of the Contract.....................................................  62

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PERFORMANCE INFORMATION.....................................................  63

ADDITIONAL INFORMATION......................................................  64
   Registration Statement...................................................  64
   Financial Statements.....................................................  64

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...................  64

OBJECTIVES FOR UNDERLYING FUNDS.............................................  65

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Riders Available for Purchase Only Prior to February 1, 2010


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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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                                       4
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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS CREDIT -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CDSC CREDIT -- An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT VALUE -- The total value of your Contract as of any Valuation
Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
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                                       5
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SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows:



o      Direxion Dynamic VP HY Bond
o      Dreyfus VIF International Value
o      Federated Fund for U.S. Government Securities II
o      Federated High Income Bond II
o      Fidelity(R) VIP Contrafund(R)
o      Fidelity(R) VIP Growth Opportunities
o      Fidelity(R) VIP Index 500
o      Fidelity(R) VIP Investment-Grade Bond
o      Franklin Small-Mid Cap Growth Securities
o      Invesco V.I. Capital Appreciation
o      Invesco V.I. International Growth
o      Invesco V.I. Mid Cap Core Equity
o      Neuberger Berman AMT Guardian
o      Neuberger Berman AMT Partners
o      Oppenheimer Main Street Small Cap Fund(R)/VA
o      PIMCO VIT Low Duration
o      PIMCO VIT Real Return
o      PIMCO VIT Total Return
o      Rydex | SGI VT All-Asset Aggressive Strategy
o      Rydex | SGI VT All-Asset Conservative Strategy
o      Rydex | SGI VT All-Asset Moderate Strategy
o      Rydex | SGI VT All-Cap Opportunity
o      Rydex | SGI VT All Cap Value
o      Rydex | SGI VT CLS AdvisorOne Amerigo
o      Rydex | SGI VT CLS AdvisorOne Clermont
o      Rydex | SGI VT CLS AdvisorOne Select Allocation
o      Rydex | SGI VT Global
o      Rydex | SGI VT International Opportunity
o      Rydex | SGI VT Large Cap Value
o      Rydex | SGI VT Mid Cap Growth
o      Rydex | SGI VT Mid Cap Value
o      Rydex | SGI VT Multi-Hedge Strategies
o      Rydex | SGI VT Small Cap Value
o      Rydex VT Banking
o      Rydex VT Basic Materials
o      Rydex VT Biotechnology
o      Rydex VT Commodities Strategy
o      Rydex VT Consumer Products
o      Rydex VT Dow 2x Strategy
o      Rydex VT Electronics
o      Rydex VT Energy
o      Rydex VT Energy Services
o      Rydex VT Europe 1.25x Strategy
o      Rydex VT Financial Services
o      Rydex VT Government Long Bond 1.2x Strategy
o      Rydex VT Health Care
o      Rydex VT Internet
o      Rydex VT Inverse Dow 2x Strategy
o      Rydex VT Inverse Government Long Bond Strategy
o      Rydex VT Inverse Mid-Cap Strategy
o      Rydex VT Inverse NASDAQ-100(R) Strategy
o      Rydex VT Inverse Russell 2000(R) Strategy
o      Rydex VT Inverse S&P 500 Strategy
o      Rydex VT Japan 2x Strategy
o      Rydex VT Leisure
o      Rydex VT Mid-Cap 1.5x Strategy
o      Rydex VT NASDAQ-100(R)
o      Rydex VT NASDAQ-100(R) 2x Strategy
o      Rydex VT Nova
o      Rydex VT Precious Metals
o      Rydex VT Real Estate
o      Rydex VT Retailing
o      Rydex VT Russell 2000(R) 1.5x Strategy
o      Rydex VT Russell 2000(R) 2x Strategy
o      Rydex VT S&P 500 2x Strategy
o      Rydex VT S&P 500 Pure Growth
o      Rydex VT S&P 500 Pure Value
o      Rydex VT S&P MidCap 400 Pure Growth
o      Rydex VT S&P MidCap 400 Pure Value
o      Rydex VT S&P SmallCap 600 Pure Growth
o      Rydex VT S&P SmallCap 600 Pure Value
o      Rydex VT Strengthening Dollar 2x Strategy
o      Rydex VT Technology
o      Rydex VT Telecommunications
o      Rydex VT Transportation
o      Rydex VT U.S. Government Money Market
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                                       6
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o      Rydex VT Utilities
o      Rydex VT Weakening Dollar 2x Strategy
o      Templeton Developing Markets Securities
o      Templeton Foreign Securities
o      Van Kampen LIT Government
o      Wells Fargo Advantage VT Opportunity


      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
================================================================================

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."


OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders:

o     Annual Stepped Up Death Benefit;

o     Extra Credit at 4%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

      For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit, Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancement, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with any Credit Enhancement, CDSC Credit, and Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: 1) Purchase Payments (not including any CDSC Credit, Credit Enhancement, or Bonus Credits); or 2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.


CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

--------------------------------------------------------------------------------
   PURCHASE PAYMENT, CDSC CREDIT OR BONUS
           CREDIT AGE (IN YEARS)              WITHDRAWAL CHARGE
                     1                               7%
                     2                               7%
                     3                               6%
                     4                               5%
                     5                               4%
                     6                               3%
                     7                               2%
                 8 and over                          0%
--------------------------------------------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                            ANNUAL MORTALITY AND
CONTRACT VALUE                               EXPENSE RISK CHARGE
Less than $25,000                                   1.10%
At least $25,000 but less than $100,000             0.95%
$100,000 or more                                    0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."


   OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

      For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                        None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
     attributable to Purchase Payments)                                    7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                            None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                          $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
     Subaccount daily net assets)
--------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                          1.10%(3)
--------------------------------------------------------------------------------
      Annual Administration Charge                                      0.60%(4)
--------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                         2.00%(5)
--------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                            3.70%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) If you purchase any optional riders. the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                 Annual
                                                                                                 Rate(1)      Rider Charge
---------------------------------------------------------------------------------------------------------------------------
RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
---------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                             --             0.25%
---------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                              4%            0.55%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                 --             0.05%
---------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                                0-Year          0.70%(5)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 4-Year          0.60%(5)
---------------------------------------------------------------------------------------------------------------------------
RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010:
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                            3%            0.25%
                                                                                                   5%            0.40%
---------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                             6%            0.75%
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                              3%            0.15%
                                                                                                   5%            0.25%
                                                                                                   6%(2)         0.30%
                                                                                                   7%(2)         0.35%
---------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider           5%            0.30%
---------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                      --             0.25%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                       --             0.40%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                        5%            0.40%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                    5%            0.45%
---------------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) Rider                        --             0.30%
---------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
   Issue ages 80 and below                                                                        --             0.45%
   Issue ages 81 and above                                                                        --             1.25%
---------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit        6%            1.00%
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                       --             0.55%(3)
---------------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                            --             0.95%(3)
---------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                              3%            0.40%
                                                                                                   5%            0.70%
---------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)  Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                           MINIMUM         MAXIMUM
Total Annual Underlying Fund                0.35%           4.07%
Operating Expenses(1)
--------------------------------------------------------------------------------
 (1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2009. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
--------------------------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including a maximum rider charge of 2.00%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                  1          3         5         10
                                 YEAR      YEARS     YEARS     YEARS
If you surrender your
Contract at the end of the
applicable time period           $1,388    $2,743     $3,948   $6,784
--------------------------------------------------------------------------------
If you do not surrender or       $  768    $2,240     $3,632   $6,784
you annuitize your Contract
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                                  2009              $8.05          $8.47           4,048,895
                                                             2008(5)            9.33           8.05           5,160,361
                                                             2007               9.91           9.33           4,064,852
                                                             2006(4)            9.74           9.91           4,064,852
                                                             2005(3)           10.00           9.74           3,499,160
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                              2009               6.18           7.74             650,996
                                                             2008(5)           10.31           6.18             456,503
                                                             2007              10.35          10.31             793,252
                                                             2006(4)           10.00          10.35             210,233
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             2009              10.06          10.12           1,088,850
                                                             2008(5)           10.09          10.06           1,176,122
                                                             2007               9.93          10.09             889,976
                                                             2006(4)            9.97           9.93             925,104
                                                             2005(3)           10.21           9.97           1,232,440
                                                             2004(2)           10.31          10.21             857,113
                                                             2003              10.53          10.31           1,079,791
                                                             2002              10.10          10.53           1,077,180
                                                             2001(1)           10.00          10.10             146,321
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II                                2009               8.32          12.15           2,331,087
                                                             2008(5)           11.76           8.32           2,012,010
                                                             2007              11.91          11.76           2,132,746
                                                             2006(4)           11.25          11.91           2,369,696
                                                             2005(3)           11.49          11.25           2,064,235
                                                             2004(2)           10.89          11.49           3,558,643
                                                             2003               9.34          10.89           3,010,362
                                                             2002               9.63           9.34           2,806,293
                                                             2001(1)           10.00           9.63              97,378
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                                2009               8.43          10.93           2,408,408
                                                             2008(5)           15.36           8.43           3,006,932
                                                             2007              13.68          15.36           4,279,483
                                                             2006(4)           12.82          13.68           3,736,178
                                                             2005(3)           11.48          12.82           3,624,880
                                                             2004(2)           10.41          11.48           1,630,836
                                                             2003               8.48          10.41             671,194
                                                             2002               9.80           8.48             153,755
                                                             2001(1)           10.00           9.80              13,890
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities                         2009               4.93           6.86             801,913
                                                             2008(5)           11.47           4.93             450,352
                                                             2007               9.75          11.47           1,933,772
                                                             2006(4)            9.69           9.75             859,761
                                                             2005(3)            9.31           9.69             474,559
                                                             2004(2)            9.10           9.31             275,937
                                                             2003               7.34           9.10             276,631
                                                             2002               9.84           7.34              22,176
                                                             2001(1)           10.00           9.84                  60
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500                                    2009               6.24           7.54           1,238,253
                                                             2008(5)           10.37           6.24           1,208,755
                                                             2007              10.31          10.37           1,706,601
                                                             2006(4)            9.33          10.31           1,946,907
                                                             2005(3)            9.33           9.33             991,048
                                                             2004(2)            8.83           9.33             922,779
                                                             2003               7.21           8.83           1,104,675
                                                             2002               9.71           7.21             323,201
                                                             2001(1)           10.00           9.71              48,004
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond                        2009               9.64          10.66           2,632,927
                                                             2008(5)           10.44           9.64           1,579,693
                                                             2007              10.47          10.44           1,737,213
                                                             2006(4)           10.51          10.47           1,715,753
                                                             2005(3)           10.77          10.51           1,183,495
                                                             2004(2)           10.80          10.77             956,947
                                                             2003              10.75          10.80           1,129,075
                                                             2002              10.20          10.75             823,421
                                                             2001(1)           10.00          10.20             159,149
--------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities                     2009               6.16           8.45             220,672
                                                             2008(5)           11.19           6.16             119,336
                                                             2007              10.52          11.19             139,192
                                                             2006(4)           10.12          10.52             146,557
                                                             2005(3)           10.10          10.12             206,461
                                                             2004(2)            9.47          10.10             348,236
                                                             2003               7.22           9.47           2,089,567
                                                             2002              10.58           7.22             469,106
                                                             2001(1)           10.00          10.58              32,971
--------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation (formerly AIM V.I.         2009               5.41           6.26             234,875
Capital Appreciation)                                        2008(5)            9.83           5.41             293,648
                                                             2007               9.18           9.83             663,688
                                                             2006(4)            9.03           9.18             245,629
                                                             2005(3)            8.67           9.03             912,031
                                                             2004(2)            8.51           8.67             504,737
                                                             2003               6.87           8.51             565,823
                                                             2002               9.49           6.87             586,918
                                                             2001(1)           10.00           9.49             259,530
--------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth (formerly AIM V.I.         2009               6.58           8.51           1,708,419
International Growth)                                        2008(5)           11.54           6.58           1,890,443
                                                             2007              10.52          11.54           3,210,374
                                                             2006(4)           10.00          10.52           1,040,624
--------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (formerly AIM V.I. Mid Cap  2009               7.24           9.01             877,773
Core Equity)                                                 2008(5)           10.58           7.24           1,189,533
                                                             2007              10.10          10.58           1,029,894
                                                             2006(4)           10.00          10.10              23,157
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                                2009               6.80           8.43             283,852
                                                             2008(5)           11.33           6.80             564,006
                                                             2007              11.03          11.33             399,094
                                                             2006(4)           10.17          11.03             783,107
                                                             2005(3)            9.81          10.17           1,369,079
                                                             2004(2)            8.86           9.81             651,455
                                                             2003               7.03           8.86             517,894
                                                             2002               9.99           7.03             662,053
                                                             2001(1)           10.00           9.99             275,934
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                                2009               6.20           9.26           1,110,270
                                                             2008(5)           13.62           6.20           1,387,753
                                                             2007              13.03          13.62           1,582,358
                                                             2006(4)           12.14          13.03           1,405,944
                                                             2005(3)           10.75          12.14           1,903,444
                                                             2004(2)            9.45          10.75             775,958
                                                             2003               7.31           9.45             375,234
                                                             2002              10.08           7.31             107,019
                                                             2001(1)           10.00          10.08              30,839
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA                 2009               5.72           7.51             245,013
                                                             2008(5)            9.63           5.72             298,196
                                                             2007              10.19           9.63             210,077
                                                             2006(4)           10.00          10.19              95,279
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration                                       2009               9.77          10.59           1,535,065
                                                             2008(5)           10.25           9.77           1,381,976
                                                             2007               9.98          10.25             963,040
                                                             2006(4)           10.00           9.98             702,942
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                                        2009               9.56          10.83           1,889,295
                                                             2008(5)           10.75           9.56           1,705,351
                                                             2007              10.16          10.75           2,193,575
                                                             2006(4)           10.54          10.16           2,238,653
                                                             2005(3)           10.79          10.54           1,113,187
                                                             2004(2)           10.35          10.79             567,709
                                                             2003              10.00          10.35             956,322
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and Income                    2009               5.73             --                  --
                                                             2008(5)           10.44           5.73             119,660
                                                             2007              10.22          10.44              72,180
                                                             2006(4)           10.00          10.22               9,510
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return                                       2009              10.15          11.07           6,152,576
                                                             2008(5)           10.12          10.15           5,111,502
                                                             2007               9.73          10.12           3,991,087
                                                             2006(4)            9.79           9.73           3,720,182
                                                             2005(3)            9.99           9.79           1,806,792
                                                             2004(2)            9.95           9.99             941,144
                                                             2003              10.00           9.95             468,611
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Aggressive Strategy(7)              2009               7.52           8.53             212,326
                                                             2008(5)           10.48           7.52             251,831
                                                             2007              10.26          10.48             338,963
                                                             2006(4)           10.00          10.26              42,811
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Conservative Strategy(7)            2009               8.74           8.80             263,980
                                                             2008(5)           10.24           8.74             444,993
                                                             2007              10.04          10.24             292,316
                                                             2006(4)           10.00          10.04               7,137
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Moderate Strategy(7)                2009               8.20           8.78             799,977
                                                             2008(5)           10.38           8.20             812,846
                                                             2007              10.18          10.38             540,962
                                                             2006(4)           10.00          10.18              39,058
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Cap Opportunity(7)                        2009               7.69           9.38             594,014
                                                             2008(5)           13.55           7.69             980,554
                                                             2007              11.53          13.55           1,466,894
                                                             2006(4)           10.80          11.53           1,132,515
                                                             2005(3)            9.92          10.80             884,915
                                                             2004(2)            9.35           9.92             821,735
                                                             2003               7.52           9.35             574,165
                                                             2002               9.97           7.52             463,440
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All Cap Value(7)                              2009              10.51          13.41              29,013
                                                             2008(5)           10.00          10.51                   0
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Amerigo(7)                     2009               8.06          10.76           9,679,105
                                                             2008(5)           14.79           8.06          14,315,946
                                                             2007              13.58          14.79          16,775,376
                                                             2006(4)           12.63          13.58          17,786,852
                                                             2005(3)           12.07          12.63          14,817,353
                                                             2004(2)           11.35          12.07          10,152,695
                                                             2003              10.00          11.35           3,912,084
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Clermont(7)                    2009               7.54           8.85           3,473,552
                                                             2008(5)           11.26           7.54           3,535,381
                                                             2007              11.07          11.26           3,725,182
                                                             2006(4)           10.67          11.07           7,918,977
                                                             2005(3)           10.73          10.67           9,671,475
                                                             2004(2)           10.59          10.73           8,079,880
                                                             2003              10.00          10.59           2,000,433
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Select Allocation(7)           2009               6.23           8.10           4,439,520
                                                             2008(5)           11.25           6.23           6,229,148
                                                             2007              10.23          11.25           6,951,164
                                                             2006(4)           10.00          10.23           1,867,517
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Global(7)                                     2009               8.95          10.28           1,085,554
                                                             2008(5)           15.13           8.95           1,406,380
                                                             2007              14.48          15.13           2,662,966
                                                             2006(4)           12.86          14.48           2,810,777
                                                             2005(3)           11.80          12.86           2,600,193
                                                             2004(2)           10.35          11.80             970,423
                                                             2003               7.52          10.35             394,065
                                                             2002              10.13           7.52              62,615
                                                             2001(1)           10.00          10.13               8,618
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT International Opportunity(7)                  2009              10.40          12.93             253,627
                                                             2008(5)           10.00          10.40               3,048
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Large Cap Value(7)                            2009              10.27          12.47              63,856
                                                             2008(5)           10.00          10.27                 353
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Growth(7)                             2009              10.48          14.48              63,665
                                                             2008(5)           10.00          10.48               3,397
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Value(7)                              2009              11.08          15.31             133,943
                                                             2008(5)           10.00          11.08              11,214
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Multi-Hedge Strategies(7)                     2009               7.81           7.23             398,874
                                                             2008(5)           10.03           7.81             307,179
                                                             2007              10.09          10.03             246,252
                                                             2006(4)           10.00          10.09             292,216
--------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Small Cap Value(7)                            2009              12.60          18.86             500,070
                                                             2008(5)           21.38          12.60             636,461
                                                             2007              20.21          21.38             716,354
                                                             2006(4)           18.56          20.21             751,721
                                                             2005(3)           16.89          18.56             711,839
                                                             2004(2)           14.62          16.89             400,922
                                                             2003              10.00          14.62             300,056
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                             2009               5.05           4.67             326,667
                                                             2008(5)            8.95           5.05           1,049,782
                                                             2007              12.82           8.95             243,633
                                                             2006(4)           12.03          12.82             333,524
                                                             2005(3)           12.92          12.03             176,298
                                                             2004(2)           11.75          12.92             318,588
                                                             2003               9.31          11.75             290,367
                                                             2002               9.80           9.31             414,074
                                                             2001(1)           10.00           9.80              25,890
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                     2009               8.98          13.37           1,091,607
                                                             2008(5)           17.16           8.98           1,046,113
                                                             2007              13.38          17.16           2,278,900
                                                             2006(4)           11.42          13.38           1,504,445
                                                             2005(3)           11.46          11.42             625,575
                                                             2004(2)            9.90          11.46             938,793
                                                             2003               7.86           9.90           2,901,717
                                                             2002               9.41           7.86              54,050
                                                             2001(1)           10.00           9.41              58,258
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                                       2009               5.49           6.22             543,645
                                                             2008(5)            6.50           5.49           1,105,938
                                                             2007               6.50           6.50             665,815
                                                             2006(4)            7.01           6.50             489,452
                                                             2005(3)            6.62           7.01           2,069,802
                                                             2004(2)            6.83           6.62             375,042
                                                             2003               5.02           6.83             532,443
                                                             2002               9.59           5.02             583,099
                                                             2001(1)           10.00           9.59              91,220
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                                2009               4.87           5.21             792,882
                                                             2008(5)            9.98           4.87             867,386
                                                             2007               7.95           9.98           1,109,866
                                                             2006(4)           10.10           7.95             620,865
                                                             2005(3)           10.00          10.10           1,094,179
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                                   2009               9.65          11.01             454,669
                                                             2008(5)           13.15           9.65             580,932
                                                             2007              12.36          13.15             960,251
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
                                                             2006(4)           10.99          12.36           1,433,562
                                                             2005(3)           11.52          10.99             748,765
                                                             2004(2)           10.61          11.52             394,566
                                                             2003               9.09          10.61             139,985
                                                             2002               9.85           9.09             250,664
                                                             2001(1)           10.00           9.85              83,498
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                                     2009               4.62           6.06           1,185,166
                                                             2008(5)           12.60           4.62           3,879,947
                                                             2007              12.17          12.60           1,411,817
                                                             2006(4)            9.73          12.17           1,937,611
                                                             2005(3)           10.56           9.73             571,215
                                                             2004(2)           10.00          10.56             168,831
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                                         2009               2.13           3.51           1,746,359
                                                             2008(5)            4.46           2.13             591,223
                                                             2007               4.78           4.46             163,381
                                                             2006(4)            4.87           4.78             258,761
                                                             2005(3)            4.89           4.87             250,722
                                                             2004(2)            6.54           4.89           1,097,195
                                                             2003               4.02           6.54           2,087,477
                                                             2002               8.11           4.02             995,883
                                                             2001(1)           10.00           8.11              84,003
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                              2009               9.53          12.64             967,215
                                                             2008(5)           18.43           9.53           1,131,920
                                                             2007              14.44          18.43           1,599,762
                                                             2006(4)           13.47          14.44           1,838,284
                                                             2005(3)           10.15          13.47           2,280,812
                                                             2004(2)            8.01          10.15           1,710,868
                                                             2003               6.80           8.01           1,768,493
                                                             2002               8.21           6.80             393,288
                                                             2001(1)           10.00           8.21             226,716
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                     2009               6.22           9.68           1,302,014
                                                             2008(5)           15.31           6.22           1,411,686
                                                             2007              11.66          15.31           2,208,855
                                                             2006(4)           10.97          11.66           1,653,480
                                                             2005(3)            7.72          10.97           2,777,277
                                                             2004(2)            6.03           7.72           1,959,108
                                                             2003               5.81           6.03             704,239
                                                             2002               6.89           5.81             596,114
                                                             2001(1)           10.00           6.89              85,820
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                               2009               6.33           8.23           1,100,573
                                                             2008(5)           14.65           6.33             629,556
                                                             2007              13.53          14.65           2,596,792
                                                             2006(4)           10.90          13.53           3,410,723
                                                             2005(3)           10.70          10.90             819,629
                                                             2004(2)            9.62          10.70           2,595,308
                                                             2003               7.02           9.62           2,293,628
                                                             2002              10.23           7.02              35,795
                                                             2001(1)           10.00          10.23              34,265
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                                  2009               4.52           5.18             379,948
                                                             2008(5)            9.08           4.52             562,323
                                                             2007              11.68           9.08             296,354
                                                             2006(4)           10.44          11.68             897,919
                                                             2005(3)           10.55          10.44             815,945
                                                             2004(2)            9.40          10.55           1,289,783
                                                             2003               7.61           9.40             709,165
                                                             2002               9.36           7.61             153,702
                                                             2001(1)           10.00           9.36             243,491
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy                  2009              15.20           9.97             348,819
                                                             2008(5)           10.96          15.20             828,018
                                                             2007              10.42          10.96           1,196,379
                                                             2006(4)           11.23          10.42           1,230,809
                                                             2005(3)           10.89          11.23           1,310,806
                                                             2004(2)           10.48          10.89           1,694,958
                                                             2003              11.01          10.48           3,673,332
                                                             2002               9.69          11.01             941,618
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                         2009               6.91           8.25             734,182
                                                             2008(5)            9.60           6.91           1,339,450
                                                             2007               9.46           9.60             970,689
                                                             2006(4)            9.39           9.46           1,146,339
                                                             2005(3)            8.86           9.39           1,788,170
                                                             2004(2)            8.71           8.86             834,980
                                                             2003               7.01           8.71           1,431,342
                                                             2002               9.30           7.01             205,091
                                                             2001(1)           10.00           9.30              48,367
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                                       2009               7.29             --                  --
                                                             2008(5)           10.00           7.29              47,986
                                                             2007              10.12          10.00              55,293
                                                             2006(4)           10.00          10.12             370,346
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                            2009               3.22           5.12           1,109,110
                                                             2008(5)            6.10           3.22             461,053
                                                             2007               5.77           6.10             538,120
                                                             2006(4)            5.49           5.77             737,253
                                                             2005(3)            5.81           5.49           1,155,217
                                                             2004(2)            5.24           5.81           1,053,391
                                                             2003               3.33           5.24           1,363,991
                                                             2002               6.13           3.33             993,714
                                                             2001(1)           10.00           6.13              57,798
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                             2009               8.42           4.46           1,880,529
                                                             2008(5)            5.47           8.42             371,449
                                                             2007               6.27           5.47             907,451
                                                             2006(4)            8.37           6.27             890,609
                                                             2005(3)            8.60           8.37             358,891
                                                             2004(2)           10.00           8.60              80,736
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy               2009               4.74           5.42           1,387,658
                                                             2008(5)            7.09           4.74             515,000
                                                             2007               7.76           7.09             717,731
                                                             2006(4)            7.49           7.76           1,622,590
                                                             2005(3)            8.25           7.49           1,028,915
                                                             2004(2)            9.65           8.25           1,171,671
                                                             2003              10.00           9.65             408,600
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy                            2009               8.37           5.19             400,680
                                                             2008(5)            6.51           8.37              60,916
                                                             2007               6.93           6.51              47,629
                                                             2006(4)            7.52           6.93             274,299
                                                             2005(3)            8.55           7.52              84,568
                                                             2004(2)           10.00           8.55               7,092
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R) Strategy                      2009               8.21           4.71           1,070,463
                                                             2008(5)            5.79           8.21             556,610
                                                             2007               6.82           5.79             707,288
                                                             2006(4)            7.22           6.82           1,270,513
                                                             2005(3)            7.45           7.22           1,401,962
                                                             2004(2)            8.82           7.45           1,299,085
                                                             2003              14.70           8.82           2,564,622
                                                             2002              11.47          14.70           1,125,850
                                                             2001(1)           10.00          11.47             209,105
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R) Strategy                    2009               7.85           5.05             773,491
                                                             2008(5)            6.57           7.85             308,747
                                                             2007               6.51           6.57             593,588
                                                             2006(4)            7.72           6.51             535,985
                                                             2005(3)            8.32           7.72             864,274
                                                             2004(2)           10.00           8.32             357,297
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy                            2009               7.72           5.35           1,084,556
                                                             2008(5)            5.79           7.72             829,866
                                                             2007               5.99           5.79           1,445,420
                                                             2006(4)            6.77           5.99             998,525
                                                             2005(3)            7.12           6.77           2,646,567
                                                             2004(2)            8.28           7.12             806,337
                                                             2003              11.32           8.28             879,810
                                                             2002               9.71          11.32           1,631,745
                                                             2001(1)           10.00           9.71             287,090
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                   2009               6.10           7.22             548,487
                                                             2008(5)            9.49           6.10             879,220
                                                             2007              11.17           9.49             600,469
                                                             2006(4)           11.08          11.17             938,475
                                                             2005(3)            9.61          11.08           2,079,167
                                                             2004(2)            9.10           9.61             603,920
                                                             2003               6.90           9.10             659,214
                                                             2002               8.60           6.90              92,027
                                                             2001(1)           10.00             --                  --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                             2009               4.32           5.66             124,840
                                                             2008(5)            8.86           4.32              94,936
                                                             2007               9.49           8.86             217,061
                                                             2006(4)            8.02           9.49             757,273
                                                             2005(3)            8.80           8.02             137,826
                                                             2004(2)            7.42           8.80           1,930,981
                                                             2003               5.74           7.42           2,582,037
                                                             2002               7.03           5.74             235,691
                                                             2001(1)           10.00           7.03              63,564
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                               2009               6.52           9.51             634,481
                                                             2008(5)           15.06           6.52             497,789
                                                             2007              15.18          15.06             667,057
                                                             2006(4)           14.34          15.18           1,058,888
                                                             2005(3)           13.12          14.34             990,761
                                                             2004(2)           11.22          13.12           1,032,326
                                                             2003               7.68          11.22             352,449
                                                             2002              10.61           7.68             558,459
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core Equity(6)                            2009               5.44           6.62              12,289
                                                             2008(5)            9.30           5.44              58,192
                                                             2007               9.94           9.30              46,830
                                                             2006(4)           10.00           9.94                  20
--------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)                                       2009               5.18           7.54           1,232,077
                                                             2008(5)            9.31           5.18             803,767
                                                             2007               8.25           9.31           1,285,483
                                                             2006(4)            8.15           8.25             635,169
                                                             2005(3)            8.41           8.15           1,411,920
                                                             2004(2)            8.03           8.41           5,132,355
                                                             2003               5.77           8.03           1,881,847
                                                             2002               9.84           5.77             636,910
                                                             2001(1)           10.00           9.84             388,885
--------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) 2x Strategy                           2009               1.66           3.47           5,446,377
                                                             2008(5)            6.33           1.66           5,888,400
                                                             2007               5.16           6.33           4,195,532
                                                             2006(4)            5.14           5.16           2,644,052
                                                             2005(3)            5.53           5.14           3,820,761
                                                             2004(2)            5.05           5.53           4,170,028
                                                             2003               2.66           5.05           4,038,724
                                                             2002               9.08           2.66             539,558
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                                2009               4.01           5.20           3,475,559
                                                             2008(5)            9.19           4.01           3,128,829
                                                             2007               9.49           9.19           1,918,804
                                                             2006(4)            8.31           9.49           4,525,063
                                                             2005(3)            8.34           8.31           3,357,488
                                                             2004(2)            7.60           8.34           3,596,049
                                                             2003               5.70           7.60           2,374,008
                                                             2002               9.26           5.70           1,575,488
                                                             2001(1)           10.00           9.26             103,132
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                     2009              15.15          21.66           1,025,464
                                                             2008(5)           25.74          15.15           1,172,695
                                                             2007              22.48          25.74           1,257,020
                                                             2006(4)           19.32          22.48           1,005,729
                                                             2005(3)           16.68          19.32           1,306,547
                                                             2004(2)           20.31          16.68             675,179
                                                             2003              15.05          20.31           1,200,293
                                                             2002              10.79          15.05           1,816,577
                                                             2001(1)           10.00          10.79              15,808
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                         2009               8.32           9.98             894,212
                                                             2008(5)           14.88           8.32             507,864
                                                             2007              19.21          14.88             526,508
                                                             2006(4)           15.34          19.21           1,418,072
                                                             2005(3)           14.94          15.34             637,762
                                                             2004(2)           12.04          14.94             882,515
                                                             2003               9.65          12.04             730,095
                                                             2002              10.19           9.65              74,907
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                           2009               5.88           8.12             143,845
                                                             2008(5)            9.15           5.88             142,664
                                                             2007              10.93           9.15             120,908
                                                             2006(4)           10.37          10.93             648,726
                                                             2005(3)           10.26          10.37             270,900
                                                             2004(2)            9.74          10.26             211,853
                                                             2003               7.51           9.74             565,974
                                                             2002              10.05           7.51             166,404
                                                             2001(1)           10.00          10.05              97,543
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 1.5x Strategy                       2009               5.95           7.60             351,450
                                                             2008(5)           12.77           5.95             452,351
                                                             2007              14.30          12.77             351,049
                                                             2006(4)           12.35          14.30           1,257,957
                                                             2005(3)           12.41          12.35             901,314
                                                             2004(2)           10.35          12.41           2,349,970
                                                             2003               6.58          10.35           4,573,132
                                                             2002              10.64           6.58             278,131
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 2x Strategy                         2009               2.79           3.63             778,813
                                                             2008(5)            8.62           2.79             911,775
                                                             2007              10.30           8.62             322,451
                                                             2006(4)           10.00          10.30             112,728
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                                 2009               3.01           4.22           2,438,359
                                                             2008(5)            9.81           3.01           2,685,033
                                                             2007              10.18           9.81           1,384,171
                                                             2006(4)            8.59          10.18           1,401,544
                                                             2005(3)            8.67           8.59           1,004,434
                                                             2004(2)            7.75           8.67           1,064,347
                                                             2003               5.22           7.75             646,422
                                                             2002              10.09           5.22              87,267
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                                 2009               5.78           8.15           1,633,752
                                                             2008(5)           10.02           5.78             593,979
                                                             2007               9.97          10.02           1,242,551
                                                             2006(4)            9.88           9.97             984,181
                                                             2005(3)           10.13           9.88             790,360
                                                             2004(2)           10.00          10.13           1,214,440
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                                  2009               5.48           7.94             903,150
                                                             2008(5)           11.14           5.48             626,829
                                                             2007              12.30          11.14           1,214,614
                                                             2006(4)           10.91          12.30           2,795,600
                                                             2005(3)           10.93          10.91           1,028,833
                                                             2004(2)           10.00          10.93             521,378
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth                          2009               7.07          10.62           1,146,442
                                                             2008(5)           11.55           7.07             773,682
                                                             2007              11.12          11.55           1,042,449
                                                             2006(4)           11.26          11.12             725,065
                                                             2005(3)           10.54          11.26           2,134,324
                                                             2004(2)           10.00          10.54           1,294,200
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                           2009               6.41           9.53             736,382
                                                             2008(5)           11.87           6.41             450,510
                                                             2007              13.03          11.87             712,271
                                                             2006(4)           11.62          13.03             946,872
                                                             2005(3)           11.19          11.62             679,019
                                                             2004(2)           10.00          11.19             917,533
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth                        2009               7.11           9.13             559,047
                                                             2008(5)           11.30           7.11             648,540
                                                             2007              11.82          11.30             378,078
                                                             2006(4)           11.45          11.82           1,083,924
                                                             2005(3)           11.25          11.45           1,211,994
                                                             2004(2)           10.00          11.25           1,565,519
--------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value                         2009               5.37           8.34             640,098
                                                             2008(5)            9.92           5.37             510,605
                                                             2007              13.00           9.92             439,967
                                                             2006(4)           11.39          13.00           1,252,309
                                                             2005(3)           11.47          11.39             806,438
                                                             2004(2)           10.00          11.47           2,418,588
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x Strategy                    2009               7.27           5.86             575,281
                                                             2008(5)            7.19           7.27             103,720
                                                             2007               8.42           7.19             367,262
                                                             2006(4)            9.84           8.42             227,822
                                                             2005(3)           10.00           9.84                  --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                          2009               3.50           5.21           2,799,716
                                                             2008(5)            6.69           3.50             796,309
                                                             2007               6.33           6.69           1,501,172
                                                             2006(4)            6.24           6.33           1,287,248
                                                             2005(3)            6.32           6.24             906,124
                                                             2004(2)            6.52           6.32           1,109,050
                                                             2003               4.22           6.52             742,700
                                                             2002               7.23           4.22             777,972
                                                             2001(1)           10.00           7.23             107,433
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                                  2009               4.31           5.31             461,969
                                                             2008(5)            8.22           4.31             872,496
                                                             2007               7.86           8.22             908,410
                                                             2006(4)            6.87           7.86           1,437,461
                                                             2005(3)            7.09           6.87             111,399
                                                             2004(2)            6.57           7.09             682,117
                                                             2003               5.13           6.57             780,580
                                                             2002               8.86           5.13             950,713
                                                             2001(1)           10.00           8.86              30,609
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                      2009               7.33           8.24             115,839
                                                             2008(5)           10.23           7.33             313,388
                                                             2007              11.71          10.23             126,316
                                                             2006(4)           11.38          11.71             633,425
                                                             2005(3)           10.95          11.38             606,221
                                                             2004(2)            9.30          10.95             887,391
                                                             2003               8.06           9.30             267,314
                                                             2002               9.52           8.06             516,183
                                                             2001(1)           10.00           9.52              35,370
--------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market                        2009               8.15           7.81          20,228,052
                                                             2008(5)            8.42           8.15          33,899,383
                                                             2007               8.46           8.42          26,738,245
                                                             2006(4)            8.51           8.46          17,240,772
                                                             2005(3)            8.71           8.51          15,562,032
                                                             2004(2)            9.07           8.71          11,866,677
                                                             2003               9.47           9.07          17,598,158
                                                             2002               9.84           9.47          15,037,054
                                                             2001(1)           10.00           9.84           2,766,898
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                           2009               5.50           6.00           1,146,044
                                                             2008(5)            8.16           5.50           1,210,528
                                                             2007               7.55           8.16           2,893,890
                                                             2006(4)            6.52           7.55           3,585,491
                                                             2005(3)            6.15           6.52           2,291,948
                                                             2004(2)            5.47           6.15           1,465,726
                                                             2003               4.56           5.47             569,941
                                                             2002               7.08           4.56           4,549,866
                                                             2001(1)           10.00           7.08              19,090
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x Strategy                        2009              10.70          10.93             122,244
                                                             2008(5)           12.73          10.70             559,995
                                                             2007              11.25          12.73             579,358
                                                             2006(4)           10.06          11.25             315,037
                                                             2005(3)           10.00          10.06             151,309
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities                      2009              13.70          22.62             319,011
                                                             2008(5)           30.29          13.70              99,100
                                                             2007              24.60          30.29              26,979
                                                             2006(4)           20.07          24.60              31,702
                                                             2005(3)           16.45          20.07              47,664
                                                             2004(2)           13.78          16.45             101,168
                                                             2003               9.41          13.78             136,333
                                                             2002               9.84           9.41              45,322
                                                             2001(1)           10.00           9.84              21,180
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                            Accumulation Unit Value
                                                                          --------------------------        Accumulation
                                                                           Beginning         End of      Units Outstanding
                         Subaccount                          Year          of Period         Period       at End of Period
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities                                 2009               7.78          10.19             192,608
                                                             2008(5)           13.64           7.78             102,458
                                                             2007              12.35          13.64             125,330
                                                             2006(4)           10.63          12.35             161,115
                                                             2005(3)           10.09          10.63             397,060
                                                             2004(2)            8.90          10.09             684,526
                                                             2003               7.04           8.90             764,342
                                                             2002               9.04           7.04             270,057
                                                             2001(1)           10.00           9.04              63,480
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government                                    2009               9.91           9.57              68,929
                                                             2008(5)           10.19           9.91              51,813
                                                             2007               9.94          10.19             206,836
                                                             2006(4)           10.00           9.94                 254
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                         2009               6.67           9.43             401,139
                                                             2008(5)           11.64           6.67             466,160
                                                             2007              11.41          11.64             766,556
                                                             2006(4)           10.62          11.41             716,241
                                                             2005(3)           10.29          10.62           1,070,295
                                                             2004(2)            9.10          10.29             676,311
                                                             2003               6.94           9.10             244,277
                                                             2002               9.91           6.94              64,855
                                                             2001(1)           10.00           9.91             265,116
--------------------------------------------------------------------------------------------------------------------------

(1)  For the period of April 2, 2001 (date of inception) through December 31,
     2001.

(2) For the period of April 29, 2004 (date of inception) through December 31, 2004, for the Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse Russell 2000(R) Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT Dow 2x Strategy, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, and Rydex VT S&P SmallCap 600 Pure Value Subaccounts.

(3) For the period of January 26. 2005 (date of inception) through December 31, 2005 for the Direxion Dynamic VP HY Bond Subaccount, and for the period of November 11, 2005 (date of inception) through December 31, 2005 for the Rydex VT Commodities Strategy, Rydex VT Strengthening Dollar 2x Strategy, and the Rydex VT Weakening Dollar 2x Strategy Subaccounts.

(4) For the period of November 10. 2006 (date of inception) through December 31, 2006 for the Dreyfus VIF International Value, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth and Income, Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT CLS AdvisorOne Select Allocation, Rydex | SGI VT Multi-Hedge Strategies, Rydex VT Russell 2000(R) 2x Strategy, Rydex VT Multi-Cap Core Equity, and Van Kampen LIT Government Subaccounts.

(5) For the period of November 17. 2008 (date of inception) through December 31, 2008 for the Rydex | SGI VT All Cap Value, Rydex | SGI VT International Opportunity, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Mid Cap Growth and Rydex | SGI VT Mid Cap Value Subaccounts.

(6) Effective April 23, 2010, the Rydex VT Multi-Cap Core Equity Fund was liquidated and and therefore the Subaccount investing in this fund is no longer available for investment.

(7) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex| SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex|SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex| SGI.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company controlled by Security Benefit Corporation ("SBC"), and ultimately controlled by Security Benefit Mutual Holding Company ("SBMHC"), a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company. However, see the section "Purchase Transaction and Demutualization" below for a discussion of the proposed demutualization of SBMHC and its impact on membership interests in SBMHC.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2009, the Company had total assets of approximately $9.9 billion. Together with its affiliates, the Company has total funds under management of approximately $30.6 billion.

PURCHASE TRANSACTION AND DEMUTUALIZATION -- The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, SBC, and SBMHC, the parent company of SBC and the ultimate parent company of the Company.

      THE TRANSACTION. On February 15, 2010, SBMHC and certain affiliates entered into a definitive purchase and sale agreement with Guggenheim SBC Holdings, LLC (the "Investor"), an investment vehicle for an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to the purchase and sale agreement, the Investor would purchase and receive a 100% ownership stake in SBC and consequently acquire control of the Company. In particular, after the closing of the Transaction, the Company would remain a direct wholly-owned subsidiary of SBC, and SBC would be a direct wholly-owned subsidiary of the Investor.

      SBMHC expects the Transaction to close late in the second or early in the third quarter of 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or terminated due to unforeseen circumstances. Under the terms of the purchase and sale agreement, as amended, absent election by SBMHC to take certain actions, the Investor may not unilaterally terminate the agreement until, at the earliest, February 28, 2011 (the "Permitted Termination Date"), unless (i) SBMHC or SBC breaches the purchase and sale agreement or any ancillary agreement such that any of the conditions to the obligation of the Investor to close the Transaction would not be met and SBMHC or SBC fails to cure such breach within 30 days after receipt of written notice of such breach from the Investor or (ii) one or more unforeseen events occur that make impossible satisfaction of the conditions to the Investor's obligation to close and the Investor is not in breach of the purchase and sale agreement or any ancillary agreement (each of (i) and (ii) an "Investor Termination Event").

      DEMUTUALIZATION AND DISSOLUTION. The Transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible Contract owners would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. The amount of such cash payment or policy credit is expected to be up to approximately $100 per Contract owner. Upon or after funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved. Completion of the demutualization is a condition to closing of the Transaction. Contract owners as of the close of business on March 2, 2010 (the "Record Date") hold membership interests in SBMHC.

      The Transaction and a related Demutualization and Dissolution Plan of SBMHC have been approved by the SBMHC Board of Directors. The Demutualization and Dissolution Plan is subject to regulatory approval by the Commissioner of Insurance of the State of Kansas (the "Commissioner") and approval by eligible Contract owners to the extent required by applicable law.

     ELIGIBILITY. Under Kansas law, owners of Contracts that are in force on the Record Date will generally be eligible to vote on the demutualization and dissolution of SBMHC and to receive consideration in the demutualization. In the case of group Contracts, generally it is the owner of the Contract who holds the membership interest in SBMHC. Therefore, participants under group Contracts, including participants who hold a certificate under a group Contract, are not members of SBMHC and thus are not eligible to vote on the demutualization and dissolution or to receive any direct consideration in the demutualization. However, to the extent that a group Contract receives consideration in the form of a policy credit, such credit will be allocated to individual participant accounts in the group.

      In addition, eligible Contract owners whose Contracts were issued in connection with a qualified plan may not receive a cash payment or policy credit in connection with the demutualization if SBMHC and the Company do not timely receive from the U.S. Department of Labor and the U.S. Internal Revenue Service certain rulings to avoid potential adverse tax consequences to those Contract owners. SBMHC expects to effect the demutualization and extinguish the membership interests even if it does not yet have the desired rulings and the Company will hold in trust any amounts due those Contract owners. If the rulings have not been received by December 31, 2010 (or such later date as may be required by the Commissioner), the amounts will be retained in the Company's General Account and will not be paid.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      IMPACT OF DEMUTUALIZATION. The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. However, once the demutualization is completed and closes, ownership of a Contract will no longer create a membership interest in SBMHC.

      MEMBER INFORMATION BOOKLET. Owners entitled to vote on the demutualization and dissolution of SBMHC were mailed and should have received a Member Information Booklet, which is a detailed information statement regarding the Transaction, as well as a notice of a hearing on the demutualization and dissolution of SBMHC to be conducted by the Commissioner. Such Contract owners have been requested to vote on the demutualization and dissolution of SBMHC either in person or by proxy. You may obtain the complete Member Information Booklet by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors (the "Board") to recommend the demutualization and dissolution of SBMHC (and thus, in effect, the Transaction) to its members.

      REASONS FOR THE TRANSACTION. Over the past two years, SBMHC's management and the Board considered a variety of strategic initiatives aimed at (i) better assuring that the Company's policy obligations will be met, (ii) raising significant amounts of new capital, (iii) increasing liquidity at the Company; and (iv) obtaining an investment grade financial strength rating from the various rating agencies. After exploring a number of different options, the Board concluded that the Transaction is in the best interests of the Company and its contract owners as it is expected to significantly improve the Company's financial condition by permitting the Company to operate with a stronger capital position, better prospects, and higher financial ratings and, therefore, greater assurance that the Company will fulfill its obligations to its contract owners. In particular, the Company has already received $175 million of new capital in connection with the Transaction, and approximately $175 million more is expected to be contributed to the Company's capital if the Transaction is consummated.

      The Board's initiatives were prompted by the deterioration of the Company's capital and surplus position in 2008 and 2009 due to, among other things, realized and unrealized losses on collateralized debt obligations and other investments. These losses, when combined with the impacts of lower equity markets on revenues and increased reserve requirements, resulted in a significant decline in the Company's capital and surplus of more than 50% since the middle of 2008. Moreover, in February 2009, the Company experienced downgrades in its financial strength rating, and in June 2009, the Company's financial strength rating was placed on credit watch negative. As a result of these events, SBMHC has entered into the proposed Transaction to improve the Company's financial condition, to better assure that its obligations to its contract owners will continue to be met and to mitigate regulatory concerns.

      RISK CONSIDERATIONS. As noted above, absent election by SBMHC to take certain actions, the Investor may be able to terminate the agreement upon or after the Permitted Termination Date (or earlier if an Investor Termination Event occurs). If the Transaction does not occur, then, among other things, the Company's financial condition could be impacted as follows:

o The Company would not receive the approximately $175 million of additional capital that the Transaction would provide upon closing;

o Due to the occurrence of other events that may happen if the Transaction is not consummated, the Company might (and in certain circumstances likely would) need to take certain accounting write downs and increase its reserves, which would reduce its capital, perhaps significantly; and

o The Company's financial strength ratings would likely be further downgraded, which would likely increase surrender activity, which, particularly if substantial and occurring in a short timeframe, could have a material adverse affect on the Company's liquidity, financial condition, results of operations, and prospects. A ratings downgrade could also adversely affect SBC's other businesses, which might compound these risks.

      In addition, if the Transaction does not occur, the Company could be subject to regulatory action. Over the past year, the Commissioner has been closely monitoring the Company's financial condition and efforts to secure additional capital to determine whether regulatory action is warranted or required. In the event that the Transaction is not consummated, the Commissioner might take regulatory action that could range from, at a minimum, requiring the Company to submit a risk based capital plan to, at a maximum, placing the Company in receivership, and such other action as the Commissioner deems appropriate. If the Commissioner institutes regulatory proceedings, there can be no assurance that contract owners would be paid in full or on time with respect to any policy obligations that are backed by the Company's General Account, such as amounts allocated to the Fixed Account and guarantees that exceed Contract Value (e.g., guarantees associated with the guaranteed death benefit, guaranteed minimum withdrawal benefit rider, and guaranteed minimum income benefit rider).

      The commissioner of insurance in any state in which the Company conducts business also may force the Company to stop issuing new policies or writing new contracts in that state. Such action by one commissioner could lead to similar actions by other commissioners and have a material adverse effect on the Company's business, financial condition, and results of operations. For example, even if the Transaction is completed, to the extent that any commissioner deems certain intercompany notes between the Company and SBC to be inadmissible assets, such commissioner may conclude that the Company's financial condition is inadequate and, as a result, require that the Company stop writing business within that commissioner's jurisdiction. SBMHC believes, however, that such action is much less likely if the Transaction is consummated than if it is not consummated.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SBMHC expects, as noted above, that the Transaction will close late in the second or early in the third quarter of 2010, and, in the event of any possible delay, intends to pursue the Transaction up to and through the Permitted Termination Date (unless the purchase and sale agreement is terminated earlier by SBMHC, if it becomes permitted and elects to do so, or by the Investor due to the occurrence of an Investor Termination Event). The Company believes that during the pendency of the Transaction it has the ability to continue to operate on an independent basis and to meet contract owner obligations. If the Transaction does not occur, SBMHC will seek other capital raising or restructuring alternatives. Based on its previous efforts, however, SBMHC believes it is unlikely that it would be able to enter into an alternative transaction that would provide a sufficient amount of capital on a timely basis to ensure that the Company will be able to meet its financial obligations to contract owners for the longer term.

      IMPACT OF THE TRANSACTION ON CONTRACT OBLIGATIONS. The amounts that the Company is obligated to pay from its General Account are subject to its financial strength and claims-paying ability. In contrast, the Contract Value that you allocate to the Subaccounts is part of the assets of the Separate Account, which is segregated and cannot be charged with liabilities arising from any other business that the Company may conduct. See "Important Information About Your Benefits Under the Contract."


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds
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will be comparable to the investment results of any other fund, even if both the
Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates) invested in the Underlying Fund.


   PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.00% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
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      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


   TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.


SERVICES AND ADMINISTRATION -- The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se(2), inc. ("se2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2), inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.


THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.


      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of
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the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Annual Stepped Up Death Benefit;

o     Extra Credit at 4%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.


ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;
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2.    The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. PRIOR TO FEBRUARY 1, 2010, A CREDIT ENHANCEMENT OF 3% OR 5% WAS ALSO AVAILABLE FOR ELECTION. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. See "Automatic Bonus Credit." You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.


      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the
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Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.


   If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

--------------------------------------------------------------------------------
                       RATE OF RETURN (NET OF
   INTEREST RATE              EXPENSES)

         3%*                  -5.00%
         4%                   -1.50%
         5%*                   0.80%
--------------------------------------------------------------------------------
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.


WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
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                                       33
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         0-YEAR SCHEDULE                  4-YEAR SCHEDULE
--------------------------------------------------------------------------------
                                      PURCHASE
PURCHASE PAYMENT    WITHDRAWAL    PAYMENT AGE (IN    WITHDRAWAL
 AGE (IN YEARS)       CHARGE           YEARS)          CHARGE
--------------------------------------------------------------------------------
   0 and over           0%               1               7%
                                         2               7%
                                         3               6%
                                         4               5%
                                     5 and over          0%
--------------------------------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.


RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010 -- A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix C - Riders Available For Purchase Only Prior To February 1, 2010 for descriptions of these riders.


PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a "CDSC Credit") to such a customer's Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

AUTOMATIC BONUS CREDIT -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
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                                       35
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      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests
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                                       36
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--------------------------------------------------------------------------------
received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


   The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex | SGI VT and Rydex VT Subaccounts, except the Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT All-Cap Opportunity, Rydex | SGI VT All Cap Value, Rydex | SGI VT Alternative Strategies Allocation, Rydex | SGI VT Global, Rydex | SGI VT International Opportunity, Rydex | SGI VT Large Cap Growth, Rydex | SGI VT Managed Futures Strategy, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI VT Small Cap Value, and Rydex VT Commodities Strategy Subaccounts, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


   If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.


      In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).
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                                       37

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Number of
                                                                                                               Round Trip
                                                 Subaccount                                                     Transfers
----------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II; All Rydex | SGI and Rydex        Unlimited
Subaccounts, EXCEPT Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative
Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT All-Cap Opportunity,  Rydex | SGI All
Cap Value, Rydex | SGI Global, Rydex | SGI VT International Opportunity, Rydex | SGI Large Cap Value, Rydex
| SGI Mid Cap Growth, Rydex | SGI Mid Cap Value, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI Small
Cap Value, and Rydex VT Commodities Strategy
----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex | SGI VT All-Asset
Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate
Strategy, Rydex | SGI VT All-Cap Opportunity,  Rydex | SGI All Cap Value, Rydex | SGI Global, Rydex | SGI
VT International Opportunity, Rydex | SGI Large Cap Value, Rydex | SGI Mid Cap Growth, Rydex | SGI Mid Cap        4(1)
Value, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI Small Cap Value, and Rydex VT Commodities
Strategy
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                                                   2(3)
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                                              2(1)
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II                                                                                     1(1)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment
Grade Bond, Franklin Small-Mid Cap Growth Securities, Invesco V.I. International Growth, Invesco V.I. Mid
Cap Core Equity, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street            1(2)
Small Cap Fund/VA, PIMCO VIT Low Duration, Templeton Developing Markets Securities, Templeton Foreign
Securities, and Van Kampen LIT Government
----------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


  In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request
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                                       38

--------------------------------------------------------------------------------
at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


   The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, and all Rydex | SGI and Rydex Subaccounts, except Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT All-Cap Opportunity, Rydex | SGI All Cap Value, Rydex | SGI Global, Rydex | SGI VT International Opportunity, Rydex | SGI Large Cap Value, Rydex | SGI Mid Cap Growth, Rydex | SGI Mid Cap Value, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI Small Cap Value, and Rydex VT Commodities Strategy, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.

      Any requests to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site.

      The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit."


        If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."


      If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.


      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.


     Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: 1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or 2) Contract Value, plus any charges deducted from such Contract
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.


DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.


     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit - Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider in Appendix C - Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.


      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.


       The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
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                                       44

--------------------------------------------------------------------------------
      PURCHASE PAYMENT, CDSC CREDIT OR
        BONUS CREDIT AGE (IN YEARS)           WITHDRAWAL CHARGE
                     1                               7%
                     2                               7%
                     3                               6%
                     4                               5%
                     5                               4%
                     6                               3%
                     7                               2%
                 8 and over                          0%
--------------------------------------------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                 ANNUAL MORTALITY AND EXPENSE
 CONTRACT VALUE                           RISK CHARGE
Less than $25,000                            1.10%
At least $25,000 but less than
   $100,000                                  0.95%
$100,000 or more                             0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Rydex | SGI All Cap Value, Rydex | SGI Global, Rydex | SGI Large Cap Value, Rydex | SGI Mid Cap Growth, Rydex | SGI Mid Cap Value, and Rydex | SGI Small Cap Value Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the other Rydex | SGI and Rydex Subaccounts (except those listed below) and the PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, and Van Kampen LIT Government Subaccounts; 0.50% for the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Clermont, and Rydex | SGI VT CLS AdvisorOne Select Allocation Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Invesco V.I. Capital Appreciation, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES.


     As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               Annual
                                                                                                   Rate(1)   Rider Charge
----------------------------------------------------------------------------------------------------------------------------
RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
----------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                               --           0.25%
----------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                                4%          0.55%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                   --           0.05%
----------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                                  0-Year      0.70%(5)
                                                                                                   4-Year      0.60%(5)
----------------------------------------------------------------------------------------------------------------------------
RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010:
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                              3%          0.25%
                                                                                                     5%          0.40%
----------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                               6%          0.75%
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                                3%          0.15%
                                                                                                     5%          0.25%
                                                                                                     6%(2)       0.30%
                                                                                                     7%(2)       0.35%
----------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider             5%          0.30%
----------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                        --           0.25%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                         --           0.40%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                          5%          0.40%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                      5%          0.45%
----------------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) Rider                          --           0.30%
----------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
   Issue ages 80 and below                                                                          --           0.45%
   Issue ages 81 and above                                                                          --           1.25%
----------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit          6%          1.00%
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                         --           0.55%(3)
----------------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                              --           0.95%(3)
----------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                                3%          0.40%
                                                                                                     5%          0.70%
----------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)  Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,
--------------------------------------------------------------------------------

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


     If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Govern-
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ment Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional
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flexibility in allocating Purchase Payments and Contract Values. While the
Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.


     ANNUITY PAYMENTS. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d);
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if
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any owner dies before the Annuity Start Date, the entire interest in the
Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.


      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one
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of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction
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contributions can be made to certain 403(b) annuities on an after-tax basis. See
Roth 403(b) below.


     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2010 for a married couple filing a joint return and $56,000 for a single taxpayer in 2010). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $167,000 and $177,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any,
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                                       57
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will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. In 2010, the regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($167,000 to $177,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.


      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k). Anyone attempting to rollover 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code
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requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain
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Funds to foreign jurisdictions to the extent permitted under Federal tax law.


      MEDICARE TAX. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


OTHER INFORMATION

INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
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      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- IF THE ELECTRONIC PRIVILEGES SECTION OF THE APPLICATION OR THE PROPER FORM HAS BEEN COMPLETED, SIGNED, AND FILED AT THE COMPANY'S ADMINISTRATIVE OFFICE, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of
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any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2009, 2008, and 2007, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $8,803,703, $30,575,504, and $56,968,135 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals
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in connection therewith), entertainment, merchandise and other similar items.
The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2009 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): PlanMember Securities Corporation, OFG Financial Services, Inc., Silver Oak Securities, Inc., Flexible Plan Investments Ltd.,Vantage Securities, Inc., Northern Lights Distributors, LLC, TransAmerica Financial Advisors, Inc., Legend Equities Corporation, KMS Financial Services, Inc., Lincoln Investment Planning, Inc., Brecek & Young Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Next Financial Group, Inc., CLS Investments, LLC, and Geneos Wealth Management, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average
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annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for such portions of such periods, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE LIMITS ON PURCHASE PAYMENTS PAID UNDER
   TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS
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OBJECTIVES FOR UNDERLYING FUNDS

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   There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.



------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY                      To maximize total return (income   Rafferty Asset Management, LLC
Bond Fund                                   plus capital appreciation) by
                                            investing primarily in debt
                                            instruments, including
                                            convertible securities, and
                                            derivatives of such instruments,
                                            with an emphasis on lower-quality
                                            debt instruments.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                   Service       Long-term capital growth           The Dreyfus Corporation
International
Value Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                     Current income                     Federated Investment Management Company
Government Securities II
------------------------------------------------------------------------------------------------------------------------------
Federated High                Service       High current income                Federated Investment Management Company
Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP           Service Class 2   Long-term capital appreciation     Fidelity Management & Research Company
Contrafund(R)                                                                  (Investment Adviser)

                                                                               FMR Co., Inc.; Fidelity Management Research
                                                                               (U.K.) Inc.; Fidelity Management & Research
                                                                               (Far East) Inc.; and Fidelity Investments
                                                                               Japan Limited (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth    Service Class 2   Capital growth                     Fidelity Management & Research Company
Opportunities                                                                  (Investment Adviser)

                                                                               FMR Co., Inc.; Fidelity Management Research
                                                                               (U.K.) Inc.; Fidelity Management & Research
                                                                               (Far East) Inc.; and Fidelity Investments
                                                                               Japan Limited (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index     Service Class 2   Investment results that            Fidelity Management & Research Company
500                                         correspond to the total return of  (Investment Adviser)
                                            common stocks publicly traded in
                                            the United States, as represented  FMR Co., Inc.
                                            by the S&P 500(R)                  (Sub-adviser)

                                                                               Geode
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP           Service Class 2   High level of current income as    Fidelity Management & Research Company
Investment Grade Bond                       is consistent with the             (Investment Adviser)
                                            preservation of capital
                                                                               Fidelity Investments Money Management, Inc.
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap        Class 2       Long-term capital growth           Franklin Advisers, Inc.
Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital         Series I       Growth of capital                  Invesco Aim Advisors, Inc.
Appreciation Fund                                                              (Investment Adviser)

                                                                               AIM Funds Management Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Global Asset Management (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Institutional (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Senior Secured Management, Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Hong Kong Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management (Japan) Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Deutschland
                                                                               (Sub-adviser)

                                                                               Invesco Australia Limited
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I.                 Series II      Long-term growth of capital        Invesco Aim Advisors, Inc.
International Growth Fund                                                      (Investment Adviser)

                                                                               AIM Funds Management Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Global Asset Management (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Institutional (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Senior Secured Management, Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Hong Kong Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management (Japan) Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Deutschland
                                                                               (Sub-adviser)

                                                                               Invesco Australia Limited
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap         Series II      Long-term growth of capital        Invesco Aim Advisors, Inc.
Core Equity Fund                                                               (Investment Adviser)

                                                                               AIM Funds Management Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Global Asset Management (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Institutional (N.A.), Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Senior Secured Management, Inc.
                                                                               (Sub-adviser)

                                                                               Invesco Hong Kong Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management (Japan) Limited
                                                                               (Sub-adviser)

                                                                               Invesco Asset Management Deutschland
                                                                               (Sub-adviser)

                                                                               Invesco Australia Limited
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          Class I       Long-term growth of capital;       Neuberger Berman Management LLC
Guardian                                    current income is a secondary goal (Investment Adviser)

                                                                               Neuberger Berman, LLC
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          Class I       Growth of capital                  Neuberger Berman Management LLC
Partners                                                                       (Investment Adviser)

                                                                               Neuberger Berman, LLC
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       Service       This Fund invests in a             OppenheimerFunds, Inc.
Small Cap Fund(R)/VA                        well-diversified mix of smaller
                                            company stocks for capital
                                            appreciation potential.
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration    Administrative    Seeks maximum total return         Pacific Investment Management Company LLC
Portfolio                                   consistent with preservation of
                                            capital and prudent investment
                                            management
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real            Administrative    Maximum real return consistent     Pacific Investment Management Company LLC
Return Portfolio                            with preservation of real capital
                                            and prudent investment management
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return    Administrative    Maximum total return consistent    Pacific Investment Management Company LLC
Portfolio                                   with preservation of capital and
                                            prudent investment management
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset                    The Essential Portfolio            Security Global Investors
Aggressive Strategy                         Aggressive Fund's objective is to
                                            primarily seek growth of capital.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset                    The Essential Portfolio            Security Global Investors
Conservative Strategy                       Conservative Fund's objective is
                                            to primarily seek preservation of
                                            capital and, secondarily, to seek
                                            long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset                    The Essential Portfolio Moderate   Security Global Investors
Moderate Strategy                           Fund's objective is to primarily
                                            seek growth of capital and,
                                            secondarily, to seek preservation
                                            of capital.
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Cap                      Long-term capital appreciation     Security Global Investors
Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI All Cap                         Long-term growth of capital        Security Global Investors
Value Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS                          Long-term growth of capital        Security Global Investors
AdvisorOne Amerigo Fund                     without regard to current income   (Investment Adviser)

                                                                               CLS Investment Firm, LLC
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS                          Current income and growth of       Security Global Investors
AdvisorOne Clermont Fund                    capital                            (Investment Adviser)

                                                                               CLS Investment Firm, LLC
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS                          To provide growth of capital and   Security Global Investors
AdvisorOne Select                           total return                       (Investment Adviser)
Allocation Fund
                                                                               CLS Investment Firm, LLC
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Global Fund                     Long-term growth of capital        Security Global Investors
                                                                               (Investment Adviser)

                                                                               Security Global Investors, LLC
                                                                               (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT                              Long-term capital appreciation     Security Global Investors
International
Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Large Cap                       Long-term growth of capital        Security Global Investors
Value Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Mid Cap                         Capital appreciation               Security Global Investors
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Mid Cap                         Long-term growth of capital        Security Global Investors
Value Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Multi-Hedge                     Seeks to provide capital           Security Global Investors
Strategies Fund                             appreciation consistent with the
                                            return and risk characteristics
                                            of the hedge fund universe.
------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI Small Cap                       Capital growth                     Security Global Investors
Value Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                       Capital appreciation               Security Global Investors

------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                    Capital appreciation               Security Global Investors
Fund
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                      Capital appreciation               Security Global Investors
Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                        Seeks to provide investment        Security Global Investors
Strategy Fund                               results that correlate to the
                                            performance of a benchmark for
                                            commodities. The Fund's current
                                            benchmark is the GSCI(R) Total
                                            Return Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                           Capital appreciation               Security Global Investors
Products Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                    Investment results that correlate  Security Global Investors
Fund                                        to the performance of a specific
                                            benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics Fund                   Capital appreciation               Security Global Investors

------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                        Capital appreciation               Security Global Investors

------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                    Capital appreciation               Security Global Investors
Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe                             Investment results that correlate  Security Global Investors
1.25x Strategy Fund                         to the performance of a specific
                                            benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                          Capital appreciation               Security Global Investors
Services Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long                    Investment results that            Security Global Investors
Bond 1.2x Strategy Fund                     correspond to a benchmark for
                                            U.S. Government securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care Fund                   Capital appreciation               Security Global Investors

------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                      Capital appreciation               Security Global Investors

------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x                     Investment results that will       Security Global Investors
Strategy Fund                               match the performance of a
                                            specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                            Total return                       Security Global Investors
Government Long
Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap                    Investment results that will       Security Global Investors
Strategy Fund                               match the performance of a
                                            specific benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                            Investment results that will       Security Global Investors
NASDAQ-100(R) Strategy Fund                   match the performance of a
                                            specific benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell                    Investment results that will       Security Global Investors
2000(R) Strategy Fund                       match the performance of a
                                            specific benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500                    Investment results that will       Security Global Investors
Strategy Fund                               inversely correlate to the
                                            performance of the S&P 500 Index(TM)
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x                           Investment results that correlate  Security Global Investors
Strategy Fund                               to the performance of a specific
                                            benchmark
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                       Capital appreciation               Security Global Investors
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap                            Investment results that will       Security Global Investors
1.5x Strategy Fund                          match the performance of a
                                            benchmark for mid-cap securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) Fund                 Investment results that will       Security Global Investors
                                            match the performance of a
                                            specific benchmark for
                                            over-the-counter securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)                      Investment results that will       Security Global Investors
2x Strategy Fund                            match the performance of a
                                            specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                          Investment results that will       Security Global Investors
                                            match the performance of a
                                            specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                    Capital appreciation               Security Global Investors
Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate Fund                   Capital appreciation               Security Global Investors
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                     Capital appreciation               Security Global Investors
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                    Investment results that will       Security Global Investors
1.5x Strategy Fund                          match the performance of a
                                            benchmark for small-cap securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                    To provide investment results      Security Global Investors
2x Strategy Fund                            that match the performance of a
                                            specific benchmark on a daily
                                            basis. The Fund's current
                                            benchmark is 200% of the
                                            performance of the Russell 2000
                                            Index(R)
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500                            Investment results that will       Security Global Investors
2x Strategy Fund                            match the performance of a
                                            specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500                            Investment results that will       Security Global Investors
Pure Growth Fund                            match the performance of a
                                            benchmark for large cap growth
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500                            Investment results that will       Security Global Investors
Pure Value Fund                             match the performance of a
                                            benchmark for large cap value
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400                     Investment results that will       Security Global Investors
Pure Growth Fund                            match the performance of a
                                            benchmark for mid-cap growth
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400                     Investment results that will       Security Global Investors
Pure Value Fund                             match the performance of a
                                            benchmark for mid-cap value
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap                       Investment results that will       Security Global Investors
600 Pure Growth Fund                        match the performance of a
                                            benchmark for small-cap growth
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap                       Investment results that will       Security Global Investors
600 Pure Value Fund                         match the performance of a
                                            benchmark for small-cap value
                                            securities
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening                      Investment results that will       Security Global Investors
Dollar 2x Strategy Fund                     match the performance of a
                                            specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology Fund                    Capital appreciation               Security Global Investors
------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                    Capital appreciation               Security Global Investors
Telecommunications Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                     Capital appreciation               Security Global Investors
Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government                    Security of principal, high        Security Global Investors
Money Market Fund                           current income, and liquidity
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                     Capital appreciation               Security Global Investors
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                          Investment results that will       Security Global Investors
Dollar 2x Strategy Fund                     match the inverse performance of
                                            a specific benchmark on a daily
                                            basis
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing          Class 2       Long-term capital appreciation     Templeton Asset Management LTD.
Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign             Class 2       Long-term capital growth           Templeton Investment Counsel, LLC
Securities Fund                                                                (Investment Adviser)

                                                                               Franklin Templeton Investment
                                                                               Management Limited
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT               Class II       High current return consistent     Van Kampen Asset Management
Government Portfolio                        with preservation of capital
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT                    Long-term capital appreciation     Wells Fargo Funds Management, LLC
Opportunity Fund                                                               (Investment Adviser)

                                                                               Wells Capital Management Incorporated
                                                                               (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------

                                                                      APPENDIX A

                            IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g., non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by Security Benefit Life Insurance Company will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: SECURITY BENEFIT LIFE INSURANCE COMPANY, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE STATUTORY REQUIREMENTS?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. The form of the contract has been approved by the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.   The amount in your IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See "How Much May I Contribute?" (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

WHO IS ELIGIBLE FOR AN IRA?

Any individual (under age 70 1/2) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive, so you should keep permanent records on your deductible and non-deductible contributions.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

SPOUSAL IRAS --

1.   One or both spouses must be receiving compensation for the taxable year.

2. Both spouses must be under age 70 1/2. (However, if one spouse is not over age 70 1/2, that spouse could contribute under the regular IRA rules.)

3. The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.    A joint tax return must be filed.

5.    Separate accounts must be maintained for each spouse.

6. Community property laws are not considered in computing contributions to each spouse's account.

DIVORCED SPOUSE IRAS -- The transfer of an individual's interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.


WHAT IS COMPENSATION?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.


WHEN DO I HAVE TO MAKE MY CONTRIBUTIONS?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.


HOW MUCH MAY I CONTRIBUTE?

REGULAR IRA -- The lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $167,000.

SPOUSAL IRA -- If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.


ARE THERE ANY OTHER LIMITS ON CONTRIBUTIONS?

Yes. For a Traditional IRA, no contribution (other than a rollover or a SEP contribution) can be made in or after the year in which you reach age 70 1/2.


ROLLOVERS AND DIRECT TRANSFERS

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.


ARE MY CONTRIBUTIONS DEDUCTIBLE?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income ("AGI") exceeds $167,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS

1. Earnings of your IRA contract are not taxed until they are distributed from the IRA.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5. Your IRA contract's tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

     a. you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

     b.   you borrow from your IRA;

     c.   you pledge your IRA as collateral for a loan; or

     d. you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).


REQUIRED MINIMUM DISTRIBUTIONS

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70 1/2 (your "required beginning date") either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary. For 2009, the required minimum distribution requirements have been suspended and no distributions are required.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 "Individual

Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you can find Publication 590 on the Internet at www.irs.gov.

Annuity payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period must be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary's life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

  1. To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

  2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

  3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

  4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

  5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

  6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

  7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

  8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

  9. To a distribution due to a levy by the Internal Revenue Service on the contract.

 10.  To a qualified reservist distribution.


REPORTS

1. Financial information about your IRA will be provided to you annually.

2. IRS Form 5329 must be filed for a year during which excise tax is imposed.

SIMPLIFIED EMPLOYEE PENSION (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $49,000. In addition to the Employer's contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.


FINANCIAL INFORMATION

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the Underlying Fund's fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                                                      APPENDIX B

                       ROTH INDIVIDUAL RETIREMENT ANNUITY
                              DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by Security Benefit Life Insurance Company will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: SECURITY BENEFIT LIFE INSURANCE COMPANY, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE REQUIREMENTS?

A Roth IRA contract must meet the following requirements:

1.   The amount in your Roth IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to the form of the contract has been provided by the Internal Revenue Service.


ROLLOVERS AND DIRECT TRANSFERS

1. You may make a qualified rollover contribution to this Roth IRA from any "eligible retirement plan" including a qualified plan, a 403(b) plan, a 457 governmental plan or any kind of IRA, including another Roth IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. Prior to 2010, you could make a qualified rollover contribution from any of these accounts (except another Roth IRA or Roth account in a 401(k) or 403(b) plan) only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. Beginning in 2010, the modified adjusted gross income and filing status limitations for rollovers have been removed. A rollover from a traditional IRA may be subject to income taxes. However, taxation of income from taxable rollovers from these other eligible retirement plans that occur in 2010 may be recognized ratably in 2011 and 2012. After 2011, all income will be recognized in the year of the rollover.

2. Any after-tax amount distributed rolled over to your Roth IRA (such as non-deductible contributions to a traditional IRA) will not be subject to federal income taxes. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are also not taxable.

3. You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4. A direct transfer of funds in a rollover to a Roth IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a
     Section 403(b) plan.

6. You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

7. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.


AMOUNT OF ANNUAL CONTRIBUTION

1. In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 for each tax year.

     If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2. No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3. Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

4. If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5. If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $105,000 and $120,000, or if you are married and you and your spouse have a combined adjusted gross income between $167,000 and $177,000 in accordance with Internal Revenue Code Section 408A(c)(3).


TAX STATUS OF DISTRIBUTIONS

1. Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

2. "Qualified distributions" from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

     a. occur after the five-year period beginning on the first day of the year you made your initial contribution to any Roth IRA, and

     b.   must be:

          (1)  made on or after the date on which you attain age 59 1/2;

          (2)  made to a beneficiary (or your estate) on or after your death;

          (3)  attributable to your being disabled; or

          (4) a distribution to pay for "qualified first-time homebuyer expenses" under Internal Revenue Code Section 72(t)(8) up to $10,000.

3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution."

4. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.


REQUIRED MINIMUM DISTRIBUTIONS

1. You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

3. Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you may download Publication 590 from www.irs.gov.

4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY ROTH IRA?

1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3. If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that constitute qualified rollover contributions to another Roth IRA.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or your estate, on or after your death.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

10.  To a qualified reservist distribution.


IRA EXCISE TAX REPORTING

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


TRANSACTIONS WITH YOUR ROTH IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than age 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)


FINANCIAL INFORMATION

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the underlying fund's fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the Underlying Fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                   APPENDIX C

          RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010


GUARANTEED MINIMUM INCOME BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

     The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract Anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

     The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

------------------- --------------------
                       TOTAL NUMBER
PAYMENT FREQUENCY       OF PAYMENTS
------------------- --------------------
     Monthly                180
    Quarterly                60
    Semiannual               30
      Annual                 15
------------------- --------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

     The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

     If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

     This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.

     Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.

GUARANTEED GROWTH DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/ or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."

DEATH BENEFIT - RETURN OF PREMIUM BEYOND ISSUE AGE 80 (FLORIDA ONLY) (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider was available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     See the discussion under "Death Benefit."

ANNUAL STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA ONLY) (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1,
2010) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit." For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

     In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

     The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

     The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual
Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

     In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

     This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- If you elected this rider when you purchased the Contract, your "Benefit Amount" was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

------------------------------ --------------------
           ANNUAL                   BENEFIT
     WITHDRAWAL AMOUNT*             AMOUNT*
------------------------------ --------------------
             5%                       130%
             6%                       110%
             7%                       100%
------------------------------ --------------------
*A percentage of the initial Purchase Payment
including any Credit Enhancement and/or Bonus Credit
(or Contract Value on the purchase date of the rider
if the rider is purchased on a Contract Anniversary)
---------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased is age 85 or younger.

     If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

TOTAL PROTECTION (THIS RIDER WAS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010) -- This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

     Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

     This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

     The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

     The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

     This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

     Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

--------------------------------------------------------------------------------
                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2010



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2010, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

V6922A                                                    32-69227-01 2010/05/01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................  3
   Safekeeping of Assets....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE.......................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......  4
   Section 403(b)...........................................................  4
   Roth 403(b)..............................................................  4
   Sections 408 and 408A....................................................  4

PERFORMANCE INFORMATION.....................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................  5

FINANCIAL STATEMENTS........................................................  6

--------------------------------------------------------------------------------
                                        2

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount and no Riders, the Excess Charge would be computed as follows:

-----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
-----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......        $10.00
Accumulation Unit Value
   as of Reinvestment Date................       $  9.975
                                                  -------
Gross Dividend Per Unit...................       $  0.025
Less:  Excess Charge Per Unit.............    -  $  0.00085
                                                  ---------
Net Dividend Per Unit.....................       $  0.02415
Times:  Number of Accumulation Units......    x        5,000
                                                 -----------
Net Dividend Amount.......................          $ 120.75
--------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals
12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

--------------------------------------------------------------------------------

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2010 tax year.

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2010 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2010 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(b) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2010 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.00.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the

--------------------------------------------------------------------------------
financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

                        CONSOLIDATED FINANCIAL STATEMENTS

                        Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                        Years Ended December 31, 2009, 2008, and 2007
                        With Report of Independent Registered
                        Public Accounting Firm

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                       Consolidated Financial Statements

                 Years Ended December 31, 2009, 2008, and 2007

                                     CONTENTS

Report of Independent Registered Public Accounting Firm                       1

Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                   2
Consolidated Statements of Operations                                         4
Consolidated Statements of Changes in Stockholder's Equity                    5
Consolidated Statements of Cash Flows                                         6
Notes to Consolidated Financial Statements                                    8

[LOGO]: ERNST & YOUNG                                 ERNST & YOUNG LLP
                                                      One Kansas City Place
                                                      Suite 2500
                                                      1200 Main Street
                                                      Kansas City, MO 64105-2143

                                                      Tel: + 1 816 474 5200
                                                      Fax: + 1 816 480 5555

                                                      www.ey.com


            Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (collectively, the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2009 and 2008, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 and 2008 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                           /s/ Ernst & Young LLP

April 26, 2010

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                          Consolidated Balance Sheets

                                                       DECEMBER 31
                                                  2009              2008
                                            ------------------------------------
                                                     (In Thousands)
ASSETS
Investments:
   Securities available for sale:
     Bonds                                  $       2,899,997  $       2,901,807
     Equities                                         104,911             82,252
   Notes receivable from affiliate                    740,239            740,239
   Bonds held to maturity                              30,465             26,108
   Officer mortgage loans                              10,746             12,642
   Policy loans                                       113,128            121,838
   Cash and cash equivalents                          332,945            211,333
   Short-term investments                              69,959                  -
   Other invested assets                               67,333             42,690
                                            ------------------------------------
Total investments                                   4,369,723          4,138,909

Accrued investment income                              31,429             32,696
Collateral held for securities lending                 49,735             50,586
Accounts receivable                                     6,921             28,549
Income taxes receivable                                     -                773
Deferred income taxes                                  18,999             16,079
Reinsurance recoverable                               515,112            519,746
Property and equipment, net                            49,661             53,594
Deferred policy acquisition costs                     270,345            377,361
Deferred sales inducement costs                        83,748             97,778
Other assets                                           50,143             49,915
Separate account assets                             4,980,210          4,507,767
                                            ------------------------------------
Total assets                                $      10,426,026  $       9,873,753
                                            ====================================

                                                           DECEMBER 31
                                                     2009              2008
                                                  ------------------------------
                                                          (In Thousands,
                                                      Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values     $    4,893,157  $   4,921,541
   Policy and contract claims                              3,743          4,058
   Other policyholder funds                               17,512         17,781
   Accounts payable and accrued expenses                  45,204         63,926
   Income taxes payable                                    4,471              -
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          38,639         40,549
   Securities lending obligation                          49,735         50,586
   Other liabilities                                      17,703         19,524
   Separate account liabilities                        4,980,210      4,507,767
                                                  ------------------------------
Total liabilities                                     10,200,374      9,775,732

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
     authorized, 700,000 issued and outstanding            7,000          7,000
   Additional paid-in capital                             87,627         87,627
   Accumulated other comprehensive loss                 (118,462)      (189,591)
   Retained earnings                                     249,487        192,985
                                                  ------------------------------
Total stockholder's equity                               225,652         98,021
                                                  ------------------------------
Total liabilities and stockholder's equity        $   10,426,026  $   9,873,753
                                                  ==============================
See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                     Consolidated Statements of Operations

                                                                        YEAR ENDED DECEMBER 31
                                                                 2009            2008             2007
                                                          -----------------------------------------------
                                                                           (In Thousands)
Revenues:
   Insurance premiums and other considerations            $        1,057  $        3,887  $         8,047
   Asset-based fees                                               78,886         211,546          168,107
   Other product charges                                          25,740          54,278           42,997
   Net investment income                                         176,319         259,436          282,335
   Net realized/unrealized gains (losses), excluding
     impairment losses on available-for-sale securities           (1,994)        (15,618)           5,995
   Total other-than-temporary impairment losses on
     available-for-sale securities                               (68,507)       (395,851)         (20,345)
   Portion of impairment losses on available-for-sale
     bonds recognized in other comprehensive income               21,157               -                -
   Transfer fee income                                                 -          24,551            4,040
   Third-party administrative income                              10,549          13,593           11,217
   Other revenues                                                 27,686          52,243           37,459
                                                          ------------------------------------------------
Total revenues                                                   270,893         208,065          539,852

Benefits and expenses:
     Annuity benefits:
       Interest credited to account balances                     129,486         168,408          204,983
       Benefits in excess of account balances                      7,529           9,207           31,607
   Traditional life insurance benefits                              (808)         (1,088)             313
   Other benefits                                                  2,867          86,724            2,694
                                                          ------------------------------------------------
   Total benefits                                                139,074         263,251          239,597

   Commissions and other operating expenses                      104,088         261,826          164,904
   Amortization of deferred policy acquisition
     costs                                                        29,534          99,805           76,313
   Interest expense                                               17,367          16,818           15,670
   Other expenses                                                    187           3,792            9,809
                                                          ------------------------------------------------
Total benefits and expenses                                      290,250         645,492          506,293
                                                          ------------------------------------------------

(Loss) income before income tax expense (benefit)                (19,357)       (437,427)          33,559
Income tax expense (benefit)                                       5,056         (14,040)          (5,736)
                                                          ------------------------------------------------
Net (loss) income                                         $      (24,413) $     (423,387) $        39,295
                                                          ================================================

See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                 Years Ended December 31, 2009, 2008, and 2007

                                                                      ACCUMULATED
                                                      ADDITIONAL         OTHER
                                          COMMON       PAID-IN       COMPREHENSIVE        RETAINED
                                          STOCK        CAPITAL       INCOME (LOSS)        EARNINGS        TOTAL
                                        ---------------------------------------------------------------------------
                                                                    (In Thousands)

Balance at January 1, 2007              $    7,000   $    65,936   $         (21,931)  $      648,318   $   699,323
   Capital contribution from parent              -         1,000                   -                -         1,000
   Change in accounting for income taxes         -             -                   -           (1,327)       (1,327)
   Comprehensive loss:
     Net income                                  -             -                   -           39,295        39,295
     Other comprehensive loss, net               -             -            (176,390)               -     ( 176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                      (137,095)
   Dividends paid                                -             -                   -          (46,700)     (46,700)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2007                 7,000        66,936            (198,321)         639,586       515,201
   Capital contribution from parent              -        22,691                   -                -        22,691
   Return of capital to SBC                      -        (2,000)                  -                -        (2,000)
   Comprehensive loss:
     Net loss                                    -             -                   -         (423,387)     (423,387)
     Other comprehensive income
       (loss), net                               -             -               8,730             (414)        8,316
                                                                                                        ------------
   Comprehensive loss                                                                                      (415,071)
   Dividends paid                                -             -                   -          (22,800)      (22,800)
                                        ---------------------------------------------------------------------------
Balance at December 31, 2008                 7,000        87,627            (189,591)         192,985        98,021
   Cumulative effect of change in
     accounting for investment                   -             -             (53,348)          82,075        28,727
       impairments
   Comprehensive income:
     Net loss                                    -             -                   -          (24,413)      (24,413)
     Other comprehensive income, net             -             -             124,477                -       124,477
                                                                                                        ------------
   Comprehensive income                                                                                     100,064
   Dividends paid                                -             -                   -           (1,160)       (1,160)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2009            $    7,000   $    87,627   $        (118,462)  $      249,487   $   225,652
                                       =============================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                     Consolidated Statements of Cash Flows

                                                                              YEAR ENDED DECEMBER 31
                                                                         2009           2008           2007
                                                             ---------------------------------------------------
                                                                                  (In Thousands)
OPERATING ACTIVITIES
Net (loss) income                                            $           (24,413)  $    (423,387)  $     39,295
Adjustments to reconcile net (loss) income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital losses                                 49,344         411,469         14,350
   Depreciation and amortization                                           4,289          13,717          4,762
   Amortization of investment premiums and discounts                       8,962           1,879         (1,997)
   Annuity and interest-sensitive life products -
     interest credited to account balances                               129,486         168,408        204,983
   Policy acquisition costs deferred                                     (19,750)        (45,710)       (82,216)
   Amortization of deferred policy acquisition costs                      29,534          99,805         76,313
   Sales inducement costs charged back (deferred)                             33          (5,070)       (32,978)
   Amortization of sales inducement costs                                 13,997          26,179         17,185
   Net sales of mutual funds, trading                                          -          16,230              -
   Other changes in operating assets and liabilities                     128,541          80,734        (64,505)
                                                             ---------------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                            320,023          344,254        175,192

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available for sale                                            1,437,078         572,416        958,728
   Equity securities available for sale                                   14,838          16,236         82,054
   Bonds held to maturity                                                 22,174           4,331          3,585
   Officer mortgage loans                                                  1,896               -              -
   Other invested assets                                                   1,158          65,669         45,138
                                                             ---------------------------------------------------
                                                                       1,477,144         658,652      1,089,505
Acquisitions of investments:
   Bonds available for sale                                           (1,248,367)        (80,945)      (330,821)
   Equity securities available for sale                                  (31,843)        (14,841)       (17,612)
   Bonds held to maturity                                                (26,195)              -              -
   Note receivable                                                             -        (250,000)             -
   Other invested assets                                                 (27,795)        (56,674)       (11,907)
                                                             ---------------------------------------------------
                                                                      (1,334,200)       (402,460)      (360,340)

                    Security Benefit Life Insurance Company
                                and Subsidiaries

               Consolidated Statements of Cash Flows (continued)

                                                                             YEAR ENDED DECEMBER 31
                                                                       2009           2008           2007
                                                                -------------------------------------------------
                                                                                  (In Thousands)
Net (purchases) sales of property and equipment                 $           (105)  $         288   $      (3,748)
Net purchases of goodwill and intangible assets                                -               -          (3,176)
Net (purchases) sales of short-term investments                          (69,971)        537,803        (520,480)
Net decrease in policy loans                                               8,710           2,956           1,200
Purchase of subsidiary, net of cash acquired                                   -        (428,640)              -
Sale of subsidiaries, net of cash transferred                                  -         (44,125)              -
                                                                -------------------------------------------------
Net cash and cash equivalents provided by
  investing activities                                                    81,578         324,474         202,961

FINANCING ACTIVITIES
Payments on mortgage debt                                                 (1,910)         (1,785)         (1,670)
Capital contribution from parent                                               -          10,000           1,000
Dividends paid                                                                 -         (22,800)        (46,700)
Distribution to minority interest owner in excess of earnings                  -         (12,751)              -
Distribution to parent                                                         -          (2,000)              -
Proceeds from business-owned life insurance loan                               -          56,000               -
Cash received on reinsurance of block of business                              -               -         105,083
Deposits to annuity account balances                                     159,943         183,122         607,083
Withdrawals from annuity account balances                               (438,022)       (767,096)     (1,021,142)
                                                                -------------------------------------------------
Net cash and cash equivalents used in financing activities              (279,989)       (557,310)       (356,346)
                                                                -------------------------------------------------

Increase in cash and cash equivalents                                    121,612         111,418          21,807
Cash and cash equivalents at beginning of year                           211,333          99,915          78,108
                                                                -------------------------------------------------
Cash and cash equivalents at end of year                                 332,945   $     211,333   $      99,915
                                                                =================================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $         17,349   $      16,636   $      15,584
                                                                =================================================
   Income taxes                                                 $          2,609   $       4,243   $      (1,918)
                                                                =================================================

See accompanying notes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                               December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiary, Security Distributors, Inc. (SDI) (referred to herein, collectively as the Company), consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiary offer a diversified portfolio of investment products consisting primarily of individual and group annuities and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings LLC (the Investor) to sell all of the outstanding capital stock of SBC, at which time SBMHC will demututalize and then be dissolved. The Transaction provides for the injection of capital into SBC, which will allow SBC to inject additional capital into the Company and fund the operations of its subsidiaries.

SBMHC expects the Transaction to close late in the second or early in the third quarter of 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or terminated due to unforeseen circumstances. Under the terms of the purchase and sale agreement, as amended, absent election by SBMHC to take certain actions, the Investor may not unilaterally terminate the agreement until, at the earliest, February 28, 2011 (the "Permitted Termination Date"), unless (i) SBMHC or SBC breaches the purchase and sale agreement or any

                    SECURITY BENEFIT LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ancillary agreement such that any of the conditions to the obligation of the Investor to close the Transaction would not be met and SBMHC or SBC fails to cure such breach within 30 days after receipt of written notice of such breach from the Investor or (ii) one or more unforeseen events occur that make impossible satisfaction of the conditions to the Investor's obligation to close and the Investor is not in breach of the purchase and sale agreement or any ancillary agreement.

SBC and the Investor have further agreed that, if the Transaction does not close, other than for certain reasons, SBC will sell to the Investor, and the Investor will buy from SBC, subject to certain conditions, Rydex Holdings, LLC, Security Investors and Security Global Investors.

The Company believes that during the pendency of the Transaction it has the ability to continue to operate on an independent basis and to meet contract owner obligations. If the Transaction does not occur, then, among other things, the Company's financial condition could be impacted as follows in the longer term:

      o Due to the occurrence of other events that may happen if the Transaction is not consummated, the Company might (and in certain circumstances likely would) need to take certain statutory-basis accounting write downs and increase its reserves, which would reduce its capital, perhaps significantly; and

      o The Company's financial strength ratings would likely be further downgraded, which would likely increase surrender activity, which, particularly if substantial and occurring in a short timeframe, could have a material adverse affect on the Company's liquidity, financial condition, results of operations, and prospects. A ratings downgrade could also adversely affect SBC's other businesses, which might compound these risks.

If the Transaction does not occur, SBMHC will seek other capital raising or restructuring alternatives. Based on its previous efforts, however, SBMHC believes it is unlikely that it would be able to enter into an alternative transaction that would provide a sufficient amount of capital on a timely basis to ensure that the Company will be able to meet its financial obligations to contract owners for the longer term.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The consolidated financial statements for the period ended December 31, 2009, include the operations and accounts of SBL and its subsidiary, SDI.

During 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (RDI) (collectively, RHLLC) (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008 include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC (see Note 10), as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. The balance sheet as of December 31, 2008 does not include balances associated with the divested subsidiaries.

The consolidated financial statements for the period ended December 31, 2007 include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007. Minority interest held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI are included in consolidated other expenses for the year ended December 31, 2007.

Significant intercompany accounts and transactions have been eliminated in consolidation.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Account Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the consolidated financial statements.

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820, Fair Value Measurements and Disclosures, to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairments (OTTIs) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI between credit and noncredit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income (OCI). This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net increase of $82,075,000 to retained earnings and corresponding net decrease of $53,348,000 to OCI. The required disclosures are provided in
Note 2.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, which was subsequently incorporated into FASB ASC 820. This statement provides additional guidance for estimating fair value and emphasizes that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. This statement was effective for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements and Disclosures, which was subsequently incorporated into ASC Topic 820. This guidance provides a single definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The guidance was effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted this guidance as of January 1, 2008. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009- 05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value:
(1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the consolidated financial statements.

In June 2009, the FASB issued SFAS No. 167, Amendment to FASB Interpretation No. 46(R), which was subsequently incorporated into ASC 810-10-05, Consolidation - Overall - Variable Interest Entities. The new guidance improves the financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE's primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance will become effective for interim and annual accounting periods beginning after November 15, 2009. The Company is currently evaluating the new guidance and does not expect it to have a material impact to the consolidated financial statements.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held to maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of adjustments related to deferred acquisition costs, unearned revenue reserves and applicable income taxes. If it is determined that a decline in fair value is other than temporary, unrealized losses are bifurcated between credit- and non-credit-related impairments. Credit- related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income. The adjustment related to unearned revenue reserves represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized and the proceeds reinvested at current market interest rates, which were lower than the then-current effective portfolio rate.

Equity securities include common stocks and nonredeemable preferred stocks. Equity securities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments (OTTI), and market value changes in certain seed money investments are reported as a component of net realized/ unrealized gains (losses) in the consolidated statements of operations.

Officer mortgage loans are reported at amortized cost.

Policy loans are reported at unpaid principal.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $64.4 million and $42.4 million at December 31, 2009 and 2008, respectively. During 2009, 2008, and 2007, the Company included $(5.4) million, $4.3 million, and $2.0 million, respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

The Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of accumulated other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in accumulated other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 11.5% for the years 2010 through 2014 and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

Effective October 16, 2009, RDI, an affiliate of the Company, became the distributor of certain affiliated mutual funds formerly distributed by the Company. The deferred costs related to these funds in the amount of $1,869,000, along with associated deferred income taxes of $708,000, were distributed to SBC and subsequently from SBC to RDI on December 28, 2009 in a non- cash transaction. As a result of this distribution, RDI will receive the benefit of the revenue stream from all shares previously sold, as well as revenue from all future sales of affiliated mutual funds. RDI will also assume certain costs formerly borne by the Company, principally sales commissions paid to broker-dealers in connection with the sale of those affiliated mutual funds.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, which was subsequently incorporated into ASC Topic 350, Intangibles - Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                               2009             2008
                                          --------------------------------
                                                    (IN THOUSANDS)

Land                                      $         450    $         450
Land improvements                                   539              539
Data processing equipment                           423              417
Computer software                                18,912           18,912
Other                                               636              617
Building                                         53,535           53,455
Furniture                                         7,450            7,450
                                          -------------------------------
                                                 81,945           81,840
Less accumulated depreciation                    32,284           28,246
                                          -------------------------------
                                          $      49,661    $      53,594
                                          ===============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2009 related to the noncancelable portion of the lease are $955,000 annually for years 2010 through 2014 and $2,309,000 thereafter.

BUSINESS-OWNED LIFE INSURANCE

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $22,606,000 and $26,500,000 at December 31, 2009 and 2008, respectively, with the change in value of $2,788,000, $4,083,000, and $4,261,000 for 2009, 2008, and 2007, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $2,853,000 and $1,947,000 related to the policy loan was paid in 2009 and 2008, respectively. The loan had a variable interest rate that was reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. In October 2009, the loan was converted to a withdrawal of basis, leaving an outstanding principal loan amount of zero as of December 31, 2009.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accom- panying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level- premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.4% to 10% during 2009, from 2% to 10% during 2008, and from 2.8% to 10% during 2007.

Policy reserves and annuity account values also include funding agreements of $1.3 billion at December 31, 2009 and 2008 that are classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid monthly based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

During 2008, the Company provided transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company received fees for these services based on an annual percentage of average daily net assets of these funds. These revenues were recognized as services were provided. These services were no longer provided by the Company in 2009.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified. In October 2009, the Company assigned its contracts for the provision of third-party administration services to se2 inc.
(se2), an affiliate of the Company, allowing se2 to collect the revenue directly (see Note 13 related to the guarantee of these contracts).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2009 or 2008.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the year ended December 31, 2007 include the accounts and operations of SDI in accordance with ASC Topic 805, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under ASC Topic 805, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented.

                   Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in OCI, and fair values of the Company's portfolio of bonds and equity securities available for sale and bonds held to maturity at December 31, 2009 and 2008 is as follows:

                                                                     DECEMBER 31, 2009
                                          -------------------------------------------------------------------------------

                                                            GROSS           GROSS
                                            AMORTIZED     UNREALIZED      UNREALIZED       OTTIS             FAIR
                                              COST          GAINS           LOSSES         IN OCI            VALUE
                                          -------------------------------------------------------------------------------
                                                                        (In Thousands)
AVAILABLE FOR SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.government
     corporations and agencies            $     16,346   $        378   $          19   $           -   $         16,705
   Obligations of government-sponsored
     enterprises                               209,069             56           2,789               -            206,336
   Corporate securities                        871,256         22,663          62,294               -            831,625
   Commercial mortgage-backed
     securities                                 39,058          1,786             574               -             40,270
   Residential mortgage-backed
     securities                              1,301,755         31,192          16,608               -          1,316,339
   Other mortgage-backed securities             61,883          1,229             170               -             62,942
   Collateralized debt obligations             162,121            221          47,011          44,132             71,199
   Other debt obligations                      448,289          3,826          61,163          36,371            354,581
                                          -------------------------------------------------------------------------------
Total bonds                               $  3,109,777   $     61,351   $     190,628   $      80,503   $      2,899,997
                                          ===============================================================================
Equity securities:
   Financial                              $      8,631   $      1,501   $       5,619   $           -   $          4,513
   Fund                                         30,705            461             398               -             30,768
   Technology                                    4,899              -              30               -              4,869
   Transportation                                    -              1               -               -                  1
   Government                                   64,760              -               -               -             64,760
                                          -------------------------------------------------------------------------------
Total equity securities                   $    108,995   $      1,963   $       6,047   $           -   $        104,911
                                          ===============================================================================
HELD TO MATURITY
Bonds:
   Corporate securities                   $     17,038   $      1,679   $           -   $           -   $         18,717
   Other debt obligations                       13,427              -           2,751               -             10,676
                                          -------------------------------------------------------------------------------
Total held to maturity                    $     30,465   $      1,679   $       2,751   $           -   $         29,393
                                          ===============================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                        DECEMBER 31, 2008
                                               ------------------------------------------------------------------------
                                                                     GROSS             GROSS
                                                  AMORTIZED        UNREALIZED        UNREALIZED            FAIR
                                                     COST            GAINS             LOSSES             VALUE
                                               ------------------------------------------------------------------------
                                                                          (In Thousands)
AVAILABLE FOR SALE
Bonds:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $        14,048   $           818   $            32   $          14,834
   Obligations of government-sponsored
     enterprises                                        10,049               874                 -              10,923
   Corporate securities                              1,264,682             7,525           161,551           1,110,656
   Commercial mortgage-backed securities                   138                 -                 1                 137
   Residential mortgage-backed securities            1,513,857            28,058            43,304           1,498,611
   Other mortgage-backed securities                     23,103               548               573              23,078
   Collateralized debt obligations                     162,264                 -            67,587              94,677
   Other debt obligations                              267,358                75           118,542             148,891
                                               ------------------------------------------------------------------------
Total bonds                                    $     3,255,499   $        37,898   $       391,590   $       2,901,807
                                               ========================================================================
Equity securities:
   Financial                                   $         8,624   $             -   $         6,664   $           1,960
   Fund                                                 17,234                 4             3,117              14,121
   Transportation                                            -                 1                 -                   1
   Government                                           66,170                 -                 -              66,170
                                               ------------------------------------------------------------------------
Total equity securities                        $        92,028   $             5   $         9,781   $          82,252
                                               ========================================================================
HELD TO MATURITY
Bonds:
   Corporate securities                        $        26,108   $         1,772   $         2,561   $          25,319
                                               ------------------------------------------------------------------------
Total held to maturity                         $        26,108   $         1,772   $         2,561   $          25,319
                                               ========================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                     AVAILABLE FOR SALE             HELD TO MATURITY
                                               -------------------------------------------------------------
                                                 AMORTIZED         FAIR          AMORTIZED         FAIR
                                                   COST            VALUE          COST            VALUE
                                               -------------------------------------------------------------
                                                                      (In Thousands)
    Due in one year or less                    $      26,106   $      26,702   $          -   $           -
    Due after one year through five years            343,030         352,410         11,213          12,326
    Due after five years through ten years           330,791         333,410          5,825           6,391
    Due after ten years                              396,744         342,144         13,427          10,676
    Mortgage-backed securities and other
       asset-backed securities                     2,013,106       1,845,331              -               -
                                               -------------------------------------------------------------
                                               $   3,109,777   $   2,899,997   $     30,465   $      29,393
                                               =============================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For bonds and equity securities with unrealized losses as of December 31, 2009 and 2008, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                      DECEMBER 31, 2009
                                       -----------------------------------------------------------------------------------
                                                                    GREATER THAN OR EQUAL
                                         LESS THAN 12 MONTHS            TO 12 MONTHS
                                       ---------------------------------------------------
                                                       GROSS                      GROSS         TOTAL       TOTAL GROSS
                                        CARRYING     UNREALIZED    CARRYING     UNREALIZED     CARRYING     UNREALIZED
                                         AMOUNT        LOSSES       AMOUNT        LOSSES        AMOUNT         LOSSES
                                       -----------------------------------------------------------------------------------
                                                                (In Thousands)
Bonds available for sale:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies         $    3,715   $        18   $      454   $         1   $     4,169   $           19
   Obligations of
     government-sponsored
     enterprises                          193,675         2,787          173             2       193,848            2,789
   Corporate securities                    98,473         3,793      320,584        58,501       419,057           62,294
   Commercial mortgage-backed
     securities                            12,895            88        5,668           486        18,563              574
   Residential mortgage-backed
     securities                           451,472         5,460       94,752        11,148       546,224           16,608
   Other mortgage-backed securities        13,071           170            -             -        13,071              170
   Collateralized debt obligations         22,623        18,885      132,171        72,258       154,794           91,143
   Other debt obligations                 134,015        35,753      193,276        61,781       327,291           97,534
                                       -----------------------------------------------------------------------------------
Total bonds available for sale         $  929,939   $    66,954   $  747,078   $   204,177   $ 1,677,017   $      271,131
                                       ===================================================================================
Total equity securities available
   for sale                            $   29,618   $     5,649   $    5,759   $       398   $    35,377   $        6,047
                                       ===================================================================================
Total bonds held to maturity           $   13,427   $     2,751   $        -   $         -   $    13,427   $        2,751
                                       ===================================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

INVESTMENTS (CONTINUED)

                                                                      DECEMBER 31, 2008
                                       ---------------------------------------------------------------------------------
                                                                    GREATER THAN OR EQUAL
                                        LESS THAN 12 MONTHS            TO 12 MONTHS
                                       ----------------------------------------------------
                                                       GROSS                      GROSS        TOTAL       TOTAL GROSS
                                        CARRYING     UNREALIZED    CARRYING     UNREALIZED    CARRYING     UNREALIZED
                                         AMOUNT       LOSSES        AMOUNT       LOSSES        AMOUNT         LOSSES
                                       ---------------------------------------------------------------------------------
                                                               (In Thousands)
Fixed maturities available for sale:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies         $    4,759   $        32   $        -   $         -  $     4,759   $          32
   Corporate securities                   421,630        43,736      460,265       117,815      881,895         161,551
   Commercial mortgage-backed
     securities                               138             1            -             -          138               1
   Residential mortgage-backed
     securities                           183,710        23,383       79,123        19,257      262,833          42,640
   Other mortgage-backed securities         7,453           603        3,244           633       10,697           1,236
   Collateralized debt obligations         10,488           775      145,335        66,813      155,823          67,588
   Other debt obligations                  12,174         1,888      231,719       116,654      243,893         118,542
                                       ---------------------------------------------------------------------------------
Total fixed maturities available for
   sale                                $  640,352   $    70,418   $  919,686   $   321,172  $ 1,560,038   $     391,590
                                       =================================================================================
Total equity securities available
   for sale                            $        -   $         -   $   23,123   $     9,781  $    23,123   $       9,781
                                       =================================================================================
Fixed maturities held to maturity      $   10,181   $     2,267   $    2,645   $       294  $    12,826   $       2,561
                                       =================================================================================

As of December 31, 2009 the Company held $1,677 million in available-for-sale fixed maturity securities with unrealized losses of $271 million. The Company's portfolio consists of fixed maturity securities where 72% are investment grade (rated AAA through BBB-) with an average price of $86 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $929.9 million and unrealized losses of $67 million reflecting an average price of $93. Of this portfolio, 81% were investment grade (rated AAA through BBB-) at December 31, 2009. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 174 securities with a carrying value of $747.1 million and unrealized losses of $204.2 million. Of this portfolio, 64% were investment grade (rated AAA through BBB-) at December 31, 2009.

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company's intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, then the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income and the noncredit portion is recognized in OCI.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset- backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than- temporary impairment was recognized in OCI for the year ended December 31, 2009 is as follows:

                                                                                               2009
                                                                                       --------------------
                                                                                         (In Thousands)

    Balance at beginning of year                                                       $           (89,602)
    Credit losses for which an other-than-temporary impairment was not previously
       recognized                                                                                  (10,908)
    Reduction for securities sold during the period or intended to be sold                           16,764
    Additional credit loss impairments on securities previously impaired                              (425)
                                                                                       --------------------
    Balance at end of year                                                             $           (84,171)
                                                                                       ====================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2009, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of OTTIs, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                                      DECEMBER 31, 2009
                                                 ------------------------------------------------------
                                                    AMORTIZED        UNREALIZED          ESTIMATED
                                                      COST           LOSS (GAIN)         FAIR VALUE
                                                 ------------------------------------------------------
                                                                    (In Thousands)
      Less than 12 months:
         Corporate securities                    $       43,357   $        11,001   $           32,356
         Asset-backed securities                        127,312            50,336               76,976
         Mortgage-backed                                 93,994            10,927               83,067
                                                 ------------------------------------------------------
                                                        264,663            72,264              192,399
      Greater than 12 months:
         Corporate securities                            16,332             1,486               14,846
         Asset-backed securities                        137,576            77,773               59,803
         Equities                                           602            (1,498)               2,100
                                                 ------------------------------------------------------
                                                        154,510            77,761               76,749
                                                 ------------------------------------------------------
      Total                                      $      419,173   $       150,025   $          269,148
                                                 ======================================================

The watch list includes 100 securities, of which 53 have been on the list for over 12 months. The combined fair value of the watch list securities was 64% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if OTTI charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                                        2009             2008            2007
                                                    ------------------------------------------------
                                                                  (In Thousands)
     Interest on bonds                              $    155,026   $      196,538   $       254,298
     Dividends on equity securities                        2,010            3,875             5,550
     Dividends on mutual funds                                 -              161             2,038
     Interest on mortgage loans                              511                -                 -
     Interest on policy loans                              5,519            6,104             6,215
     Interest on short-term investments                    1,022            6,263            10,607
     Other                                                20,145           54,896            12,014
                                                    ------------------------------------------------
     Total investment income                             184,233          267,837           290,722

     Less investment expenses                              7,914            8,401             8,387
                                                    ------------------------------------------------
     Net investment income                          $    176,319   $      259,436   $       282,335
                                                    ================================================

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses on bonds for the years ended December 31, 2009, 2008, 2007 are as follows:

                                    2009             2008            2007
                                ----------------------------------------------
                                                (In Thousands)

    Proceeds from sales         $    992,285   $      256,385   $     726,782
    Gross realized gains              24,901            2,524           7,536
    Gross realized losses             13,381            7,917           3,996

During 2009 the Company sold held-to-maturity securities with a net carrying amount of $5.6 million resulting in a realized gain of $0.3 million. The Company also transferred securities with a net carrying amount of $0.6 million for this same issuer from held to maturity to available for sale. This decision was a result of the issuer rejecting the leases on the properties securing the notes in bankruptcy. The change from held to maturity to available for sale is in accordance with guidance and does not impair the Company's ability to hold other held-to-maturity securities. The properties have since been foreclosed on.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2009, 2008, and 2007 consist of the following:

                                                           2009          2008           2007
                                                      ---------------------------------------------
                                                                (In Thousands)
Realized gains (losses):
   Bonds                                              $      11,558  $     (5,393)  $        3,540
   Equity securities                                           (38)             -                -
   Mutual funds - trading                                        -            552                -
   Other invested assets                                         -           (473)               -
   Other                                                         -            (19)               -
                                                      ---------------------------------------------
Total realized gains (losses)                                11,520        (5,333)           3,540

Impairments:
   OTTI of available-for-sale bonds                        (68,507)      (387,958)         (20,345)
   Portion of OTTIs recognized in OCI                       21,157              -                -
   OTTI of available-for-sale equities                           -         (7,893)               -
   Rydex trade name impairment                                   -         (7,300)               -
                                                      ---------------------------------------------
Total impairments                                          (47,350)      (403,151)         (20,345)

Holding (losses) gains:
   Mutual funds - other than trading                          (125)       (11,198)           2,240
                                                      ---------------------------------------------
Total holding (losses) gains                                  (125)       (11,198)           2,240
                                                      ---------------------------------------------
                                                           (35,955)      (419,682)         (14,565)
Related impact on deferred policy acquisition costs        (13,389)         8,213              215
                                                      ---------------------------------------------
Net realized/unrealized capital losses                $    (49,344)  $   (411,469)  $      (14,350)
                                                      =============================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2009 or 2008.

At December 31, 2009, the Company had securities pledged with an amortized cost and market value of approximately $1.5 billion, respectively, as collateral in relation to its structured institutional products, the line of credit with FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2009, bonds available for sale with a carrying amount of $4.4 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $32 million and $75 million at December 31, 2009 and 2008, respectively. Notional amounts are provided to express the extent of our involvement in derivative transactions. Notional amounts represent amounts used to calculate contractual flows to be exchanged and are not paid or received.

During the years ended December 31, 2009, 2008, and 2007, the Company recognized a net gain of $1,390,000, net loss of $1,202,000, and net loss of $1,104,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. Effective October 2, 2008, the Company suspended the hedging program. During the years ended December 31, 2008, and 2007, the Company realized a gain of $38.5 million and a loss of $1.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held no futures contracts at December 31, 2009 and 2008.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of deferred policy acquisition costs for the years ended December 31:

                                              2009            2008
                                         --------------------------------
                                                    (In Thousands)

    Deferred policy acquisition costs    $      291,313   $      404,123
    Present value of future profits              47,895           49,253
    Unearned premium liability                  (72,058)         (82,230)
    Deferred selling commissions                  3,195            6,215
                                         --------------------------------
    Balance at end of year               $      270,345   $      377,361
                                         ================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

      An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                                                   2009           2008
                                                                              -----------------------------
                                                                                     (In Thousands)
    Balance at beginning of year                                              $     404,123   $    380,236
       Cost deferred during the year                                                 18,626         44,504
       Amortized to expense during the year                                         (36,073)       (97,380)
       Effect of realized (gains) losses on amortization of deferred policy         (13,389)         8,213
         acquisition costs
       Effect of unrealized (gains) losses                                          (82,408)        70,193
       Other                                                                            434         (1,643)
                                                                              -----------------------------
    Balance at end of year                                                    $     291,313   $    404,123
                                                                              =============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the present value of future profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                              2009           2008
                                         -----------------------------
                                               (In Thousands)

      Balance at beginning of year       $      49,253   $     69,941
         Imputed interest                        3,272          4,569
         Amortization                           (4,630)       (25,257)
                                         -----------------------------
      Balance at end of year             $      47,895   $     49,253
                                         =============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 9% and 13.16% of the December 31, 2009 deferred policy acquisition cost balance in each of the years 2010 through 2014. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of a reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned profit liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned profit liability and associated amortization is presented below for the years ended December 31:

                                            2009           2008
                                        -----------------------------
                                              (In Thousands)

    Balance at beginning of year        $    (82,230)  $    (103,335)
       Amortization                           10,172          21,105
                                        -----------------------------
    Balance at end of year              $    (72,058)  $     (82,230)
                                        =============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                      2009            2008
                                                 ------------------------------
                                                         (In Thousands)

     Balance at beginning of year                $        6,215   $      7,850
        Costs deferred during the year                    1,124          1,206
        Distribution of deferred selling
          commissions (see Note 1)                       (1,869)             -
        Amortization                                     (2,275)        (2,841)
                                                 ------------------------------
     Balance at end of year                      $        3,195   $      6,215
                                                 ==============================
4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2009           2008
                                                      ------------------------------
                                                               (In Thousands)
   Balance at beginning of year                       $       97,778   $    118,887
      Costs (charged back) deferred during the year              (33)         5,070
      Amortization                                           (13,997)       (26,179)
                                                      ------------------------------
   Balance at end of year                             $       83,748   $     97,778
                                                      ==============================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                                      UNREALIZED
                                                                    GAINS (LOSSES)    DERIVATIVE
                                                                    ON AVAILABLE-    INSTRUMENTS
                                                                       FOR-SALE         GAINS
                                                                      SECURITIES      (LOSSES)           TOTAL
                                                                   ------------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2007                                                 $      (21,517)  $        (414)  $      (21,931)
     Other comprehensive loss:
       Unrealized losses on available for sale securities                (216,163)              -         (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                                14,565               -           14,565
       Effect on deferred policy acquisition costs                        (15,679)              -          (15,679)
       Change in deferred income taxes                                     40,887               -           40,887
                                                                   ------------------------------------------------
     Total other comprehensive loss                                      (176,390)              -         (176,390)
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                                     (197,907)           (414)        (198,321)
     Other comprehensive income:
       Unrealized losses on available for sale securities                (532,561)              -         (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                               412,363             414          412,777
       Effect on deferred policy acquisition costs                         70,193               -           70,193
       Change in deferred income taxes                                     58,321               -           58,321
                                                                   ------------------------------------------------
     Total other comprehensive income                                       8,316             414            8,730
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2008                                                     (189,591)              -         (189,591)
                                                                   ------------------------------------------------

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

                                                                       UNREALIZED
                                                                     GAINS (LOSSES)     DERIVATIVE
                                                                     ON AVAILABLE-     INSTRUMENTS
                                                                        FOR-SALE         GAINS
                                                                       SECURITIES       (LOSSES)         TOTAL
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2008                                               $        (189,591) $           -  $    (189,591)
     Cumulative effect of change in accounting for investment
       impairment (see Note 1)                                               (53,348)             -        (53,348)
     Other comprehensive income:
       Unrealized gains on available for sale securities                     195,712              -        195,712
       Realized investment gains, excluding impairment losses                (11,395)             -        (11,395)
       OTTI losses recognized in earnings                                     68,507              -         68,507
       OTTI losses recognized in other comprehensive income                  (21,157)             -        (21,157)
       Adjustment for assumed changes in liability for policy
         reserves and annuity account values                                  (1,951)             -         (1,951)
       Effect on deferred policy acquisition costs                           (82,408)             -        (82,408)
       Change in deferred income taxes                                       (22,831)             -        (22,831)
                                                                   ------------------------------------------------
     Total other comprehensive income                                        124,477              -        124,477
                                                                   ------------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2009                                               $        (118,462) $           -  $    (118,462)
                                                                   ================================================


6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory, defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company is providing a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution) and the Company match was increased to 100% of the first 5% of pay contributed by an employee. Company contributions to the profit-sharing and savings plan charged to operations were $569,000, $7,046,000, and $1,488,000 for 2009, 2008, and 2007, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.

The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $3,078,000, $29,351,000, and $8,246,000 for 2009, 2008, and 2007,
respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:


                                 2009            2008             2007
                             -----------------------------------------------
                                             (In Thousands)
Reinsurance assumed:
   Premiums received         $      24,083   $      35,612    $      41,164
                             ===============================================
   Commissions paid          $       2,236   $       3,335    $       3,412
                             ===============================================
   Claims paid               $       6,268   $       8,430    $       8,486
                             ===============================================
   Surrenders paid           $     103,384   $     141,146    $     210,590
                             ===============================================

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:






                                  2009            2008             2007
                             -----------------------------------------------
                                             (In Thousands)
Reinsurance ceded:
   Premiums paid             $      33,574   $      50,444    $      75,378
                             ===============================================
   Commissions received      $       3,671   $       5,449    $       3,272
                             ===============================================
   Claim recoveries          $      30,457   $      38,139    $      20,629
                             ===============================================
   Surrenders recovered      $     152,798   $     181,701    $      58,888
                             ===============================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

At December 31, 2009 and 2008, the Company has receivables totaling $515,112,000 and $519,746,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2009 and 2008 was $3.4 billion and $3.6 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned profit liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $13.4 million and $20.7 million for general account liabilities reinsured at December 31, 2009 and 2008, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $79.5 million and $47.6 million at December 31, 2009 and 2008, respectively.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's age specified birthday (this age varies by product) adjusted for withdrawals.

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                    2009                                    2008
                      ---------------------------------------------------------------------------
                                                 WEIGHTED                             WEIGHTED
                        ACCOUNT  NET AMOUNT       AVERAGE    ACCOUNT     NET AMOUNT   AVERAGE
                         VALUE     AT RISK     ATTAINED AGE   VALUE       AT RISK   ATTAINED AGE
                      ---------------------------------------------------------------------------
                                               (Dollars in Millions)

Return of premium   $    2,020   $      107       62        $    1,824   $      355       62
Reset                      128           10       54               111           31       54
Roll-up                    516           85       61               458          203       60
Step-up                  3,211          254       63             3,023          656       63
Combo                      193           55       67               164           85       66
                    -----------------------                 -----------------------
Subtotal                 6,068          511       63             5,580        1,330       62

Enhanced                    11            1       65                 -           28       66
                    -----------------------                 -----------------------
Total GMDB          $    6,079   $      512       63        $    5,580   $    1,358       61
                    =======================                 =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 was $10,156,000 and $20,802,000,
respectively. The liability for GMWBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008, was $14,622,000 and $30,236,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 was $2,725,000 and $2,802,000, respectively.

The Company's GMDB and GMIB SOP 03-1 reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company's SOP 03-1 reserve calculation uses assumptions the same as those used in its deferred policy acquisition cost model.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o     Mean long-term gross blended separate account growth rate is 8.5%.

     o     Long-term equity volatility is 18%.

     o     Long-term bond volatility is 5%.

     o     Mortality is 100% of Annuity 2000 table.

     o Asset fees are equal to fund management fees and product loads (vary by product).

     o     Discount rate is equivalent to the credited rate (vary by product).

     o     Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

      o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (vary by product).

      o Current volatility surface (3 months-5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

      o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index.

      o    Policyholder lapse rates are set to 90% of the assumed base lapses.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

As of December 31, 2009, the Company has $344 million of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest for the year ended December 31, 2009 and recorded a liability at December 31, 2009 of $327,000.

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                          2009            2008             2007
                      -----------------------------------------------
                                      (In Thousands)

Current               $       3,579   $      (2,176)   $       4,603
Deferred                      1,477         (11,864)         (10,339)
                      -----------------------------------------------
                      $       5,056   $     (14,040)   $      (5,736)
                      ===============================================

A net operating loss (NOL) of $285 million from 2008 is available to offset future taxable income. The NOL is available for use until 2029.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense (benefit) are as follows:
                                          2009            2008           2007
                                   ---------------------------------------------

                                                       (In Thousands)
Federal income tax expense
   (benefit) computed at
   statutory rate                  $      (6,687)  $    (149,889)   $    11,775
Increases (decreases) in taxes
   resulting from:
     Valuation allowance                  13,584         143,165              -
     Dividends received deduction         (3,576)         (6,061)       (12,019)
     Credits                                (320)         (1,126)        (1,959)
     Prior period adjustments              1,593              (8)        (2,292)
     Other                                   462            (121)        (1,241)
                                   ---------------------------------------------
                                   $       5,056   $     (14,040)   $    (5,736)
                                   =============================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:


                                                              DECEMBER 31
                                                         2009             2008
                                                  ------------------------------
                                                           (In Thousands)
Deferred income tax assets:
   Future policy benefits                         $       40,344  $      35,102
   Net operating loss                                     12,812         14,584
   Deferred loss on investments                          128,022        143,542
   Deferred gain on life coinsurance agreement             1,498          1,972
   Net unrealized capital loss on investments             76,621        124,329
   Other invested assets                                   8,960          4,638
   Other                                                   5,848          2,628
                                                  ------------------------------
Total deferred income tax assets                         274,105        326,795
Valuation allowance                                     (128,022)      (143,165)
                                                  ------------------------------
Net deferred income tax assets                           146,083        183,630

Deferred income tax liabilities:
   Deferred policy acquisition costs                     109,864        149,359
   Depreciation                                            5,546          1,994
   Deferred gain on investments                            4,143          4,381
   Other                                                   7,531         11,817
                                                  ------------------------------
 Total deferred income tax liabilities                   127,084        167,551
                                                  ------------------------------
 Net deferred income tax assets                   $       18,999  $      16,079
                                                  ==============================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2009 and 2008, the Company recorded a $128.0 million and $143.2 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years.

It is anticipated that the potential acquisition transaction, described in Note 1, would trigger a limitation under Internal Revenue Code Section 382, which restricts how much of SBMHC's pre-transaction NOLs can be used in a given year. Because of the anticipated limitation, the Company believes the use of the NOL deferred tax asset will be significantly limited if the business combination is consummated.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives prospectively, beginning in 2011. For the year ended December 31, 2009, the Company recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

On March 19, 2010, the Company filed refund claims with the IRS in the amount of $7,396,000 for 2004 and $1,311,000 for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of the American Recovery and Reinvestment Act of 2009, which extended the carryback of the 2008 or 2009 NOLs for up to five years. With the carryback to 2003, the Company could be subject to examinations by the IRS for this year.

10. BUSINESS COMBINATIONS

On June 15, 2007, SGI acquired the assets of Avera Global Partners, L.P., an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method and 100% of the results since June 15, 2007 have been included in the consolidated financial statements. The acquisition provided the Company with global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $       1,314
Fixed and other assets                                                 38
Intangible assets subject to amortization:
   Noncompetition agreements                                          280
Goodwill not subject to amortization                                3,341
                                                          ----------------
                                                                    4,973
Current liabilities                                                 1,508
                                                          ----------------
Net assets acquired                                         $       3,465
                                                          ================

The intangible asset subject to amortization is being amortized straight-line over seven years. Goodwill and intangible assets are deductible for tax purposes.

On January 17, 2008, Avon Holdings, LLC, a limited liability company controlled by the Company and its parent, SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC (RHLLC) upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage nontraditional, quantitative-oriented, open-end mutual funds and exchange-traded funds that cover a wide range of traditional and alternative asset classes. The value of RHLLC was determined based upon an independent appraisal that considered market multiples for similar entities, similar recent market transactions, and other relevant factors. The aggregate purchase price was $751.6 million, with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):


    Cash and cash equivalents                                    $    33,527
    Other current assets                                              12,122
    Fixed and other assets                                             6,169
    Intangible assets not subject to amortization:
      Management contracts                                           328,000
      Trade name                                                     205,500
    Intangible assets subject to amortization:
      Processes and technology                                        39,800
      Noncompetition agreements                                       19,600
    Goodwill not subject to amortization                             139,663
                                                                 ------------
                                                                     784,381
    Current liabilities                                               20,713
                                                                 ------------
    Net assets acquired                                          $   763,668
                                                                 ============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's affiliate, SI (which was 90% owned by the Company at that time), acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note 16).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):


    Intangible assets subject to amortization:
      Noncompetition agreements                                 $       228
    Goodwill not subject to amortization                              1,209
                                                                ------------
                                                                      1,437
    Current liabilities                                                 937
                                                                ------------
    Net assets acquired                                         $       500
                                                                ============

The intangible asset subject to amortization is being amortized straight-line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                         OTHER
                                                       INTANGIBLE
                                           GOODWILL      ASSETS        TOTAL
                                          -------------------------------------
                                                     (In Thousands)

   Balance at January 1, 2007             $        -   $        -   $        -
    Acquisitions                               2,896          280        3,176
    Amortization                                   -          (20)         (20)
                                          -------------------------------------
   Balance at December 31, 2007                2,896          260        3,156
    Acquisitions                             141,317      593,128      734,445
    Amortization                                   -       (7,625)      (7,625)
    Impairment                                     -       (7,300)      (7,300)
    Sale of subsidiaries to SBC             (144,213)    (578,463)    (722,676)
                                          -------------------------------------
   Balance at December 31, 2008 and 2009  $        -   $        -   $        -
                                          =====================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUE HIERARCHY

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

      Level 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash and cash equivalents and separate account assets.

      Level 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model- based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

      Level 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread- based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include private placements, structured products, and certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

The following tables present categories reported at fair value on a recurring basis for the year ending December 31, 2009:

                                                                            2009
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE        LEVEL 1           LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
    Assets:
      Cash equivalents                       $       144,909   $      144,909   $            -   $            -
      Bonds:
         U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                 16,705                -           16,705                -
         Obligations of government-
            sponsored enterprises                    206,336                -          206,336                -
         Corporate securities                        831,625                -          654,623          177,002
         Commercial mortgage-backed
            securities                                40,270                -           38,565            1,705
         Residential mortgage-backed
            securities                             1,316,339                -        1,233,270           83,069
         Other mortgage-backed securities             62,942                -           62,942                -
         Collateralized debt obligations              71,199                -            2,278           68,921
         Other debt obligations                      354,581                -           78,320          276,261
                                             -------------------------------------------------------------------
      Total bonds                                  2,899,997                -        2,293,039          606,958
                                             -------------------------------------------------------------------
      Equity securities:
         Financial                                     4,513                -            1,927            2,586
         Fund                                         30,768                -           30,768                -
         Technology                                    4,869                -            4,869                -
         Transportation                                    1                -                -                1
         Government                                   64,760                -                -           64,760
                                             -------------------------------------------------------------------
      Total equities                                 104,911                -           37,564           67,347
                                             -------------------------------------------------------------------
      Short-term                                      69,959                -           69,959                -
      Separate account assets                      4,980,210        4,980,210                -                -
                                             -------------------------------------------------------------------
    Total assets                             $     8,199,986   $    5,125,119   $    2,400,562   $      674,305
                                             ===================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                            2009
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                               FAIR VALUE          LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                             (In Thousands)
    Liabilities:
      Interest rate swaps                    $         1,657   $            -   $            -   $        1,657
                                             -------------------------------------------------------------------
    Total liabilities                        $         1,657   $            -   $            -   $        1,657
                                             ===================================================================

The following tables present categories reported at fair value on a recurring basis for the year ending December 31, 2008:

                                                                            2008
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE         LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
    Assets:
      Cash equivalents                       $        50,872   $       50,872   $            -   $            -
      Bonds:
         U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                 14,834                -           14,834                -
         Obligations of government-
            sponsored enterprises                     10,923                -           10,923                -
         Corporate securities                      1,110,656                -          913,841          196,815
         Commercial mortgage-backed
            securities                                  137                 -              137                -
         Residential mortgage-backed
            securities                             1,498,611                -        1,498,611                -
         Other mortgage-backed securities             23,078                -           23,078                -
         Collateralized debt obligations              94,677                -            8,450           86,227
         Other debt obligations                      148,891                -           29,953          118,938
                                             -------------------------------------------------------------------
      Total bonds                                  2,901,807                -        2,499,827          401,980
      Equity securities:
         Financial                                     1,960                -                -            1,960
         Fund                                         14,121                -           14,121                -
         Transportation                                    1                -                -                1
         Government                                   66,170                -                -           66,170
                                             -------------------------------------------------------------------
      Total equities                                  82,252                -           14,121           68,131
      Separate account assets                      4,507,767        4,507,767                -                -
                                             -------------------------------------------------------------------
    Total assets                             $     7,542,698   $    4,558,639   $    2,513,948   $      470,111
                                             ===================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                            2008
                                             -------------------------------------------------------------------
                                                                           FAIR VALUE HIERARCHY LEVEL
                                                               -------------------------------------------------
                                                FAIR VALUE         LEVEL 1          LEVEL 2          LEVEL 3
                                             -------------------------------------------------------------------
                                                                        (In Thousands)
     Liabilities:
       Interest rate swaps                   $         5,796   $            -   $            -   $        5,796
                                             -------------------------------------------------------------------
     Total liabilities                       $         5,796   $            -   $            -   $        5,796
                                             ===================================================================

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008, are as follows:


                                          TOTAL REALIZED/UNREALIZED                                                     CHANGE IN
                                              GAINS AND LOSSES                                                         UNREALIZED
                                         ----------------------------                                                     GAINS
                                                         INCLUDED IN     PURCHASES,                                    (LOSSES) IN
                            BALANCE AT     INCLUDED         OTHER        ISSUANCES,                     BALANCE AT       NET LOSS
                            JANUARY 1,        IN        COMPREHENSIVE    SALES, AND                    DECEMBER 31,   FOR POSITIONS
                              2009         NET LOSS     INCOME (LOSS)   SETTLEMENTS       TRANSFERS        2009         STILL HELD
                          ----------------------------------------------------------------------------------------------------------
                                                                       (In Thousands)
Assets:
  Bonds:
  Corporate securities    $     196,815  $     (2,652)  $      15,495  $        2,484   $    (35,140)  $    177,002   $      12,843
  Commercial mortgage-
     backed securities                -             -              33            (257)         1,929          1,705              33
  Residential mortgage-
     backed securities                -             -          17,486          (5,786)        71,369         83,069          17,486
  Collateralized debt
     obligations                 86,227       (23,582)        (22,150)         25,866          2,560         68,921         (45,732)
  Other debt obligations        118,938       (16,716)         13,668         162,159         (1,788)       276,261          (3,048)
                          ----------------------------------------------------------------------------------------------------------
  Total bonds                   401,980       (42,950)         24,532         184,466         38,930        606,958         (18,418)

  Equities:
      Financial                   1,960             -           1,608               2           (984)         2,586           1,608
      Transportation                  1             -               -               -              -              1               -
      Government                 66,170             -               -          (1,410)             -         64,760               -
                          ----------------------------------------------------------------------------------------------------------
  Total equities                 68,131             -           1,608          (1,408)          (984)        67,347           1,608
                          ----------------------------------------------------------------------------------------------------------
Total assets              $     470,111  $    (42,950)  $      26,140  $      183,058   $     37,946   $    674,305   $     (16,810)
                          ==========================================================================================================
Liabilities:
   Interest rate swaps    $       5,796  $     (1,390)  $           -  $       (2,749)  $          -   $      1,657   $           -
                          ==========================================================================================================

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                                                                                                        CHANGE IN
                                          TOTAL REALIZED/UNREALIZED                                                    UNREALIZED
                                               GAINS AND LOSSES                                                           GAINS
                                         ----------------------------
                                                         INCLUDED IN      PURCHASES,                                   (LOSSES) IN
                            BALANCE AT     INCLUDED         OTHER         ISSUANCES,                    BALANCE AT      NET LOSS
                            JANUARY 1,        IN        COMPREHENSIVE     SALES, AND                   DECEMBER 31,   FOR POSITIONS
                              2008         NET LOSS         INCOME       SETTLEMENTS     TRANSFERS         2008         STILL HELD
                          ----------------------------------------------------------------------------------------------------------
                                                                       (In Thousands)
Assets:
  Bonds                   $     880,800  $   (377,867)  $       9,552  $     (115,760)  $      5,255   $    401,980   $    (206,835)
  Equities                       84,888        (5,400)         (4,256)         (7,101)             -         68,131          (4,127)
  Mutual funds                   12,912             -               -               -        (12,912)             -               -
                          ----------------------------------------------------------------------------------------------------------
Total assets              $     978,600  $   (383,267)  $       5,296  $     (122,861)  $     (7,657)  $    470,111   $    (210,962)
                          ==========================================================================================================
Liabilities:
   Interest rate swaps    $       2,561  $      1,202   $           -  $        2,033   $          -   $      5,796   $           -
                          ==========================================================================================================

Assets transferred into and out of Level 3 during 2009 were $80.1 million and $42.2 million, respectively, and during 2008 were $5.3 million and $12.9 million, respectively. The majority of assets transferred into Level 3 include those assets that the Company was no longer able to obtain a price from a recognized third-party pricing vendor. The majority of assets transferred out of Level 3 include assets that were sold during 2009 or 2008.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash equivalents and short-term investments - The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities - Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business-owned life insurance and mortgage loans - The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

      Interest rate swaps - Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans - Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      Investment-type insurance contracts - The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

      Long-term debt and mortgage debt - Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities - The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                             DECEMBER 31, 2009                DECEMBER 31, 2008
                                      ----------------------------------------------------------------
                                         CARRYING           FAIR           CARRYING          FAIR
                                          AMOUNT           VALUE            AMOUNT          VALUE
                                      ----------------------------------------------------------------
                                                                (In Thousands)

    Cash and cash equivalents         $      332,945   $      332,945   $     211,333   $     211,333
    Bonds (Note 2)                         2,930,462        2,929,390       2,927,915       2,927,126
    Equity securities (Note 2)               104,911          104,911          82,252          82,252
    Notes receivable from affiliate          740,239          778,925         740,239         756,100
    Mortgage loans                            10,746           10,746          12,642          12,642
    Policy loans                             113,128          113,929         121,838         122,372
    Business-owned life insurance             22,606           22,606          26,500          26,500
    Separate account assets                4,980,210        4,980,210       4,507,767       4,507,767
    Supplementary contracts
      without life contingencies             (10,249)         (10,059)        (11,681)        (13,273)
    Individual and group annuities        (4,041,627)      (3,976,037)     (4,206,905)     (4,075,868)
    Long-term debt                          (150,000)         (53,429)       (150,000)        (51,412)
    Mortgage debt                            (38,639)         (40,300)        (40,549)        (47,403)
    Interest rate swaps                       (1,657)          (1,657)         (5,796)         (5,796)
    Separate account liabilities          (4,980,210)      (4,980,210)     (4,507,767)     (4,507,767)

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES

In 2008, the Company's subsidiaries leased office space under several operating lease agreements. The leases contained escalation clauses that varied but averaged at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 for the year ending December 31, 2008. These subsidiaries were sold on December 30, 2008. There was no operating lease expense in 2009.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $9.9 million and $15.0 million at December 31, 2009 and 2008, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2009 and 2008, the Company has reserved $1,680,000 and $1,982,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to National Education Association's (NEA) Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company (including
SDI), unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008 and all claims against the Company and the other defendants were dismissed. The plaintiffs appealed this decision to the Ninth Circuit Court of Appeals. All briefs were filed, and oral arguments were held. The U.S. Department of Labor filed an amicus brief supporting the defendants' position in this matter. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

BMCA Asbestos litigation: The Company has been named as a party in the case of Official Committee of Asbestos Claimants of G-I Holdings, Inc., v. BMCA Holdings Corporation of America, et. al., Case No. 01-30135. On July 7, 2004, the Official Committee Asbestos Claimants (the Asbestos Committee) in the G-I Holdings Inc. bankruptcy proceeding filed an adversary proceeding complaint (as subsequently amended) against Security Benefit Group, which was merged with and into SBC on January 1, 2005, and the Company, among hundreds of other defendants who purportedly held publicly traded bonds issued by a subsidiary of G-I Holdings, Inc., Building Materials Corporation of America (BMCA). The Asbestos Committee alleges the transfer of a certain roofing business to BMCA in 1994 was a "fraudulent transfer." Recovery is sought against the alleged "initial transferee" of the roofing business, BMCA, as well as alleged "mediate" or "immediate" transferees of those assets, specifically the holders of various public debt issues by BMCA. Because the BMCA bondholders acquired liens on the assets of BMCA in December 2000, the Asbestos Committee alleges that the bondholders acquired the same roofing business assets (or a security interest therein) originally transferred in 1994. The Asbestos Committee seeks to (1) acquire all the assets of BMCA as assets of G-I Holdings, where the Asbestos Committee is a substantial creditor; (2) set aside liens in those assets currently held by the bondholders; and (3) recover principal and interest paid on the bonds since December 2000. In connection with a cost-benefit analysis ordered by the bankruptcy court, the Asbestos Committee has submitted a proposed second amended complaint that seeks similar relief but proceeds on additional theories, including that the liens acquired by the bondholders in December 2000 were themselves fraudulent transfers of G-I Holdings' assets. The Company and other defendant bondholders have denied the Asbestos Committee's claims. A motion to dismiss the amended complaint was argued to the bankruptcy court on April 5, 2005 and denied by the bankruptcy court in January 2006. Subsequently, the United States District Court for the District of New Jersey directed the bankruptcy court to conduct further proceedings, including a cost-benefit analysis, to determine whether the action should proceed, be dismissed, or be stayed pending resolution of other matters in the bankruptcy court. Through January 31, 2008, however, the cost-benefit analysis was stayed pending a mediation of all disputes between G-I Holdings, Inc, BMCA and the Asbestos Committee (not involving the bondholders). The stay was terminated on February 1, 2008, but reinstated when settlement talks between such parties resumed in the summer of 2008. Those talks resulted in an agreed Plan of Reorganization for G-I Holdings pursuant to which all claims against the bondholders would be dismissed with prejudice upon confirmation of the plan. The Disclosure Statement was approved

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

by the bankruptcy court on December 4, 2008 and plan confirmation proceedings were scheduled. The settlement was presented to the bankruptcy court for approval. In the meantime, the IRS filed an objection to the settlement claiming the settlement failed to properly address IRS liens. The EPA also filed an objection maintaining the debtors had not made adequate provisions for its claims. A revised reorganization plan was filed in July 2009. The revised plan includes a release for bondholders, including the Company. The court accepted the plan and overruled all objections. The IRS has appealed the decision. The Third Circuit granted the IRS's request for stay. The debtors have asked for the stay to be dismissed because the appeal is moot given that the G-I Plan has been confirmed, gone effective, and been consummated. The Company is unable to predict the outcome of these matters, nor is management able to estimate the amount or range of possible loss, if any, to the Company. Management believes the outcome of this litigation will not be material to the Company's results of operations or financial condition.

Maclin matter: The Company has been named as a party in the case of London Maclin, Choncyi Maclin, a minor, and Lisa Maclin, as next of friend v. Security Benefit Insurance Companies, Ebonye R. Dillard and John Does 1-5, filed in the Probate Court in Shelby County, Tennessee. Plaintiffs allege the Company owes on a death claim, which the Company has already paid. Plaintiffs claim the Company paid the entire death claim to defendant Ebonye Dillard via electronic funds transfer (EFT). The annuity was paid to all three beneficiaries: one payment sent to defendant Dillard via ETF and the other two payments, belonging to the minor plaintiffs, were paid by check sent by U.S. mail. The Company paid about $70,000 in benefits to the two minor plaintiffs. The checks to the two minor plaintiffs were stolen and cashed by defendant Dillard. As a result of this action, defendant Dillard has been convicted of theft and ordered to pay restitution. Plaintiffs are alleging negligence, breach of contract, and bad faith against the Company. Plaintiffs request damages of $150,000 plus $250,000 in punitive damages. The Company has filed a motion to dismiss. The Company is not able to form a conclusion as to whether an unfavorable outcome is either probable or remote, nor is the Company able to estimate the amount or range of possible loss, if any, to the Company.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

State of Alabama matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker-dealer or broker-dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006 in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by the Company and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the Commission for the cost of its investigation. The Company understands that this matter is on hold and has not heard from the Alabama Securities Commission staff since February 2009. The Company intends to vigorously defend this matter.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se(2), to certain of se(2)'s customers that have entered into third-party administration agreements with se(2).

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2009, the Company has access to a $190 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2009). The Company had no borrowings under this line of credit at December 31, 2009. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by FHLB, primarily mortgage- backed securities, not already pledged as collateral under existing contracts as of December 31, 2009.

The Company has outstanding surplus notes of $150 million at December 31, 2009 and 2008. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016 and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (Continued)

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $30.5 million of other marketable securities. At December 31, 2009, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):


    2010                                                    $     2,042
    2011                                                          2,184
    2012                                                          2,335
    2013                                                          2,497
    2014                                                          2,670
    Thereafter                                                   26,911
                                                            ------------
                                                            $    38,639
                                                            ============

16. RELATED-PARTY TRANSACTIONS

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2009 was $40,000,000. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2009 was $250,000,000. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (continued)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2009 was $450,239,000.

Officer mortgage loans in the accompanying balance sheets include amounts due from officers of $10,746,000 and $12,642,000 at December 31, 2009 and 2008,
respectively. On December 31, 2008, SBC contributed these mortgage loans to SBL of $12,642,000 along with accrued interest of $49,000. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 4.5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $51,752,000 and $39,124,000 in 2009 and 2008, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $1,308,000 and a receivable from its affiliates of $13,303,000 for the years ended December 31, 2009 and 2008, respectively.

The Company paid $22,800,000 and $46,700,000 in dividends to SBC in 2008 and 2007, respectively. In 2009, the Company distributed a noncash dividend to SBC for the deferred acquisition costs transferred to RDI (see Note 1).

The Company formerly wrote conversion and third-party administration contracts (the TPA Contracts) on behalf of se(2). All of the revenue associated with the TPA Contracts was collected by the Company, but the performance of the services under such contracts was delegated to se(2).

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (continued)

The Company paid $8,762,000 and $17,456,000 to se(2) during 2009 and 2008, respectively, for administrative services related to the TPA Contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for the TPA Contracts. Effective October 1, 2009, the TPA Contracts were assigned to se(2), and management fees are no longer paid to se(2) by the Company in connection with the TPA Contracts.

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 2008 the State of Kansas granted approval of a permitted accounting practice that differed from NAIC SAP that allowed the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory DTA and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event. No permitted practice was requested by the Company for 2009, since the NAIC formally adopted new accounting guidance in Statement of Statutory Accounting Principles (SSAP) No. 10(R), Income Taxes.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (continued)

Statutory capital and surplus, including surplus notes (see Note 14) of the insurance operations were $427,351,000 and $300,551,000 at December 31, 2009 and 2008, respectively. Statutory net income of the insurance operations was a loss of $21,098,000 and $317,408,000 and income of $19,138,000 for the years ended
December 31, 2009, 2008, and 2007, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2009, the Company's statutory adjusted capital per the RBC calculation is $469,827,000 as compared to its company action level RBC of $145,890,000 and its authorized control level RBC of $72,945,000.

The Company may not, without notice to the Commissioner of Insurance of the State of Kansas (the Commissioner) and (A) the expiration of thirty (30) days without disapproval by the Commissioner or (B) the Commissioner's earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding twelve (12) months exceeds the greater of (1) ten percent (10%) of its surplus as regards policyholders as of the preceding December 31 and (2) the net gain from operations, not including realized capital gains, for the twelve
(12) month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2010, without the disapproval or with the approval of the Commissioner, is $39,807,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (continued)

At December 31, 2009, SDI had net capital of $13,357,000, which was $12,770,000 in excess of its required net capital of $587,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was .66 to 1 at December 31, 2009.

18. SUBSEQUENT EVENTS

On February 25, 2010, SBC issued a note (the Note) in the principal amount of $175 million to the Investor in return for receipt of $175 million in cash, the proceeds of which were contributed to the Company. The Note matures on the earlier to occur of (i) March 31, 2011, or (ii) the date that certain termination events occur under the purchase and sale agreement, and together with any interest thereon, will convert to equity of SBC upon closing of the acquisition transaction. The Note is (a) secured by a first priority lien on all of SBC's interest in the outstanding membership interests of each of RHLLC, SGI and SI and all of the outstanding stock of se2, and (b) guaranteed by RHLLC, SGI, SI and se2, which guarantee is secured by all of the assets of SGI, SI and se2.

Subsequent events have been evaluated through April 26, 2010, which is the date the consolidated financial statements were issued.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................   20
Statements of Changes in Net Assets .......................................   37
Notes to Financial Statements..............................................   58

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - AdvisorDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company consisting of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment-Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT All-Asset Aggressive Strategy, Rydex VT All-Asset Conservative Strategy, Rydex VT All-Asset Moderate Strategy, Rydex VT All-Cap Opportunity, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT International Opportunity, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap

Value, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage VT Opportunity subaccounts, as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


Kansas City, Missouri
April 30, 2010

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2009

                                 AIM V.I.           AIM V.I.        AIM V.I. MID       DIREXION         DREYFUS VIF
                                 CAPITAL         INTERNATIONAL        CAP CORE        DYNAMIC VP       INTERNATIONAL
                               APPRECIATION         GROWTH             EQUITY           HY BOND            VALUE
                            ------------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $     1,469,834    $    14,536,920    $    7,904,551    $    34,271,203    $    5,033,550
                            ------------------------------------------------------------------------------------------
Total assets                      1,469,834         14,536,920         7,904,551         34,271,203         5,033,550
                            ------------------------------------------------------------------------------------------
Net assets                  $     1,469,834    $    14,536,920    $    7,904,551    $    34,271,203    $    5,033,550
                            ==========================================================================================
Units outstanding                   234,875          1,708,419           877,773          4,048,895           650,996

Unit value                  $          6.26    $          8.51    $         9.01    $          8.47    $         7.74

Mutual funds, at cost       $     1,537,537    $    15,632,076    $    8,647,170    $    31,857,624    $    4,806,593
Mutual fund shares                   72,299            567,184           729,875          1,979,850           460,948

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                            FEDERATED FUND
                                FOR U.S.                                        FIDELITY VIP
                              GOVERNMENT     FEDERATED HIGH    FIDELITY VIP        GROWTH       FIDELITY VIP
                             SECURITIES II   INCOME BOND II     CONTRAFUND     OPPORTUNITIES     INDEX 500
                            ---------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   11,027,661   $   28,318,940   $   26,313,308   $   5,502,998   $   9,333,307
                            ---------------------------------------------------------------------------------
Total assets                    11,027,661       28,318,940       26,313,308       5,502,998       9,333,307
                            ---------------------------------------------------------------------------------
Net assets                  $   11,027,661   $   28,318,940   $   26,313,308   $   5,502,998   $   9,333,307
                            =================================================================================
Units outstanding                1,088,850        2,331,087        2,408,408         801,913       1,238,253

Unit value                  $        10.12   $        12.15   $        10.93   $        6.86   $        7.54

Mutual funds, at cost       $   10,843,521   $   25,975,069   $   32,727,476   $   5,280,363   $   9,437,932
Mutual fund shares                 963,114        4,258,487        1,296,861         382,153          78,623

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                             FRANKLIN SMALL-                                   OPPENHEIMER
                              FIDELITY VIP       MID CAP        NEUBERGER       NEUBERGER      MAIN STREET
                               INVESTMENT-       GROWTH         BERMAN AMT      BERMAN AMT      SMALL CAP
                               GRADE BOND      SECURITIES        GUARDIAN        PARTNERS        FUND/VA
                            --------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   28,069,877   $   1,866,297   $   2,392,808   $   10,284,488   $   1,837,764
                            --------------------------------------------------------------------------------
Total assets                    28,069,877       1,866,297       2,392,808       10,284,488       1,837,764
                            --------------------------------------------------------------------------------
Net assets                  $   28,069,877   $   1,866,297   $   2,392,808   $   10,284,488   $   1,837,764
                            ================================================================================
Units outstanding                2,632,927         220,672         283,852        1,110,270         245,013

Unit value                  $        10.66   $        8.45   $        8.43   $         9.26   $        7.51

Mutual funds, at cost       $   27,840,867   $   1,641,894   $   2,359,490   $   15,141,484   $   1,734,896
Mutual fund shares               2,289,550         110,628         149,738        1,048,368         128,695

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                                       RVT CLS           RVT CLS
                                PIMCO VIT        PIMCO VIT          PIMCO VIT        ADVISORONE         ADVISORONE
                              LOW DURATION      REAL RETURN       TOTAL RETURN         AMERIGO           BEROLINA
                             ----------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                     $   16,258,581    $   20,458,724    $   68,137,148    $   104,055,387    $   35,964,304
                             ----------------------------------------------------------------------------------------
Total assets                     16,258,581        20,458,724        68,137,148        104,055,387        35,964,304
                             ----------------------------------------------------------------------------------------
Net assets                   $   16,258,581    $   20,458,724    $   68,137,148    $   104,055,387    $   35,964,304
                             ========================================================================================
Units outstanding                 1,535,065         1,889,295         6,152,576          9,679,105         4,439,520

Unit value                   $        10.59    $        10.83    $        11.07    $         10.76    $         8.10

Mutual funds, at cost        $   16,363,430    $   20,294,910    $   66,780,657    $   109,793,922    $   41,409,478
Mutual fund shares                1,608,168         1,644,592         6,297,333          3,467,357         1,681,361

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                             RYDEX VT ALL-   RYDEX VT ALL-
                                RVT CLS          ASSET          ASSET         RYDEX VT ALL-    RYDEX VT ALL-
                              ADVISORONE      AGGRESSIVE     CONSERVATIVE     ASSET MODERATE       CAP
                                CLERMONT        STRATEGY       STRATEGY         STRATEGY       OPPORTUNITY
                            ---------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   30,728,491   $   1,812,176   $   2,319,958   $     7,022,030   $   5,568,584
                            ---------------------------------------------------------------------------------
Total assets                    30,728,491       1,812,176       2,319,958         7,022,030       5,568,584
                            ---------------------------------------------------------------------------------
Net assets                  $   30,728,491   $   1,812,176   $   2,319,958   $     7,022,030   $   5,568,584
                            =================================================================================
Units outstanding                3,473,552         212,326         263,980           799,977         594,014

Unit value                  $         8.85   $        8.53   $        8.80   $          8.78   $        9.38

Mutual funds, at cost       $   34,514,639   $   1,750,301   $   2,298,932   $     6,906,558   $   6,446,857
Mutual fund shares               1,414,105          84,248         101,619           302,283         483,804

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                                RYDEX VT       RYDEX VT
                              RYDEX VT       RYDEX VT BASIC      RYDEX VT      COMMODITIES     CONSUMER
                               BANKING         MATERIALS      BIOTECHNOLOGY     STRATEGY       PRODUCTS
                            -------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   1,525,977   $   14,593,888   $   3,376,631   $   4,130,261   $   5,006,629
                            -------------------------------------------------------------------------------
Total assets                    1,525,977       14,593,888       3,376,631       4,130,261       5,006,629
                            -------------------------------------------------------------------------------
Net assets                  $   1,525,977   $   14,593,888   $   3,376,631   $   4,130,261   $   5,006,629
                            ===============================================================================
Units outstanding                 326,667        1,091,607         543,645         792,882         454,669

Unit value                  $        4.67   $        13.37   $        6.22   $        5.21   $       11.01

Mutual funds, at cost       $   1,526,002   $   13,533,396   $   3,212,754   $   4,209,036   $   4,899,690
Mutual fund shares                121,883          499,449         149,939         328,320         155,244

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                                                   RYDEX VT
                             RYDEX VT DOW      RYDEX VT         RYDEX VT           RYDEX VT      EUROPE 1.25X
                              2X STRATEGY     ELECTRONICS        ENERGY        ENERGY SERVICES     STRATEGY
                            -----------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   7,186,460   $    6,133,904    $   12,219,511   $    12,601,074   $   9,050,865
                            -----------------------------------------------------------------------------------
Total assets                    7,186,460        6,133,904        12,219,511        12,601,074       9,050,865
                            -----------------------------------------------------------------------------------
Net assets                  $   7,186,460   $    6,133,904    $   12,219,511   $    12,601,074   $   9,050,865
                            ===================================================================================
Units outstanding               1,185,166        1,746,359           967,215         1,302,014       1,100,573

Unit value                  $        6.06   $         3.51    $        12.64   $          9.68   $        8.23

Mutual funds, at cost       $   6,869,707   $    5,580,552    $   12,924,654   $    12,762,303   $   8,610,907
Mutual fund shares                108,820          523,371           463,387           573,819         538,421

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                RYDEX VT
                               RYDEX VT       GOVERNMENT                        RYDEX VT
                              FINANCIAL      LONG BOND 1.2X     RYDEX VT     INTERNATIONAL     RYDEX VT
                                SERVICES        STRATEGY      HEALTH CARE     OPPORTUNITY      INTERNET
                            ------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   1,964,834   $   3,477,794   $   6,064,985   $   3,280,206   $   5,671,350
                            ------------------------------------------------------------------------------
Total assets                    1,964,834       3,477,794       6,064,985       3,280,206       5,671,350
                            ------------------------------------------------------------------------------
Net assets                  $   1,964,834   $   3,477,794   $   6,064,985   $   3,280,206   $   5,671,350
                            ==============================================================================
Units outstanding                 379,948         348,819         734,182         253,627       1,109,110

Unit value                  $        5.18   $        9.97   $        8.25   $       12.93   $        5.12

Mutual funds, at cost       $   1,892,363   $   3,829,085   $   5,620,488   $   3,125,622   $   5,210,589
Mutual fund shares                146,193         527,738         229,300         147,491         347,509

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                RYDEX VT
                                                INVERSE                        RYDEX VT
                               RYDEX VT        GOVERNMENT      RYDEX VT         INVERSE         RYDEX VT
                            INVERSE DOW 2X     LONG BOND     INVERSE MID-     NASDAQ-100     INVERSE RUSSELL
                              STRATEGY          STRATEGY      CAP STRATEGY      STRATEGY      2000 STRATEGY
                            ---------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   8,393,548    $   7,517,520   $   2,080,037   $   5,047,581   $     3,910,816
                            ---------------------------------------------------------------------------------
Total assets                    8,393,548        7,517,520       2,080,037       5,047,581         3,910,816
                            ---------------------------------------------------------------------------------
Net assets                  $   8,393,548    $   7,517,520   $   2,080,037   $   5,047,581   $     3,910,816
                            =================================================================================
Units outstanding               1,880,529        1,387,658         400,680       1,070,463           773,491

Unit value                  $        4.46    $        5.42   $        5.19   $        4.71   $          5.05

Mutual funds, at cost       $   8,572,302    $   7,404,202   $   2,369,563   $   5,311,426   $     4,095,419
Mutual fund shares                425,852          462,901          68,671         336,505           136,408

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                               RYDEX VT       RYDEX VT                    RYDEX VT MID-      RYDEX VT
                              INVERSE S&P     JAPAN 2X       RYDEX VT       CAP 1.5X      MULTI-CAP CORE
                             500 STRATEGY     STRATEGY       LEISURE        STRATEGY          EQUITY
                            -----------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   5,797,952   $   3,955,112   $   705,161   $   6,038,512   $       81,292
                            -----------------------------------------------------------------------------
Total assets                    5,797,952       3,955,112       705,161       6,038,512           81,292
                            -----------------------------------------------------------------------------
Net assets                  $   5,797,952   $   3,955,112   $   705,161   $   6,038,512   $       81,292
                            =============================================================================
Units outstanding               1,084,556         548,487       124,840         634,481           12,289

Unit value                  $        5.35   $        7.22   $      5.66   $        9.51   $         6.62

Mutual funds, at cost       $   5,931,504   $   3,786,765   $   683,481   $   5,500,696   $       74,563
Mutual fund shares                136,938         212,984        16,927         404,184            4,406

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                RYDEX VT                       RYDEX VT
                              MULTI-HEDGE      RYDEX VT       NASDAQ-100                         RYDEX VT
                               STRATEGIES     NASDAQ-100      2X STRATEGY     RYDEX VT NOVA   PRECIOUS METALS
                            ----------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   2,885,125   $   9,289,407   $   18,880,601   $   18,073,209   $    22,212,777
                            ----------------------------------------------------------------------------------
Total assets                    2,885,125       9,289,407       18,880,601       18,073,209        22,212,777
                            ----------------------------------------------------------------------------------
Net assets                  $   2,885,125   $   9,289,407   $   18,880,601   $   18,073,209   $    22,212,777
                            ==================================================================================
Units outstanding                 398,874       1,232,077        5,446,377        3,475,559         1,025,464

Unit value                  $        7.23   $        7.54   $         3.47   $         5.20   $         21.66

Mutual funds, at cost       $   3,002,646   $   8,648,378   $   16,617,334   $   16,112,566   $    20,858,109
Mutual fund shares                143,825         582,043        1,057,145          295,507         1,610,789

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                RYDEX VT         RYDEX VT
                             RYDEX VT REAL    RYDEX VT        RUSSELL 2000   RUSSELL 2000 2X    RYDEX VT S&P
                                ESTATE        RETAILING      1.5X STRATEGY      STRATEGY       500 2X STRATEGY
                            ------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $    8,922,719   $   1,170,539   $   2,677,704   $     2,832,663   $     10,291,025
                            ------------------------------------------------------------------------------------
Total assets                     8,922,719       1,170,539       2,677,704         2,832,663         10,291,025
                            ------------------------------------------------------------------------------------
Net assets                  $    8,922,719   $   1,170,539   $   2,677,704   $     2,832,663   $     10,291,025
                            ====================================================================================
Units outstanding                  894,212         143,845         351,450           778,813          2,438,359

Unit value                  $         9.98   $        8.12   $        7.60   $          3.63   $           4.22

Mutual funds, at cost       $    8,787,107   $   1,107,262   $   2,532,261   $     2,620,310   $     10,247,555
Mutual fund shares                 416,172         107,784         121,218            28,307            114,791

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                             RYDEX VT S&P                      RYDEX VT S&P     RYDEX VT S&P    RYDEX VT S&P
                               500 PURE       RYDEX VT S&P      MIDCAP 400       MIDCAP 400     SMALLCAP 600
                                GROWTH       500 PURE VALUE    PURE GROWTH       PURE VALUE     PURE GROWTH
                            ---------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   13,312,130   $    7,173,910   $   12,168,099   $   7,020,993   $   5,107,525
                            ---------------------------------------------------------------------------------
Total assets                    13,312,130        7,173,910       12,168,099       7,020,993       5,107,525
                            ---------------------------------------------------------------------------------
Net assets                  $   13,312,130   $    7,173,910   $   12,168,099   $   7,020,993   $   5,107,525
                            =================================================================================
Units outstanding                1,633,752          903,150        1,146,442         736,382         559,047

Unit value                  $         8.15   $         7.94   $        10.62   $        9.53   $        9.13

Mutual funds, at cost       $   11,326,768   $    6,773,712   $   10,185,456   $   6,293,299   $   4,718,497
Mutual fund shares                 548,954          105,251          411,641         105,058         214,422

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                RYDEX VT
                              RYDEX VT S&P   STRENGTHENING
                              SMALLCAP 600     DOLLAR 2X        RYDEX VT           RYDEX VT           RYDEX VT
                               PURE VALUE      STRATEGY        TECHNOLOGY     TELECOMMUNICATIONS   TRANSPORTATION
                             -------------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                     $   5,337,795   $   3,371,815   $   14,588,338   $        2,457,308   $      953,519
                             -------------------------------------------------------------------------------------
Total assets                     5,337,795       3,371,815       14,588,338            2,457,308          953,519
                             -------------------------------------------------------------------------------------
Net assets                   $   5,337,795   $   3,371,815   $   14,588,338   $        2,457,308   $      953,519
                             =====================================================================================
Units outstanding                  640,098         575,281        2,799,716              461,969          115,839

Unit value                   $        8.34   $        5.86   $         5.21   $             5.31   $         8.24

Mutual funds, at cost        $   4,880,741   $   3,757,581   $   12,644,289   $        2,417,051   $      937,679
Mutual fund shares                  65,478         490,089        1,329,839              250,746           75,199

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                 RYDEX VT
                             RYDEX VT U.S.                      WEAKENING
                              GOVERNMENT         RYDEX VT       DOLLAR 2X     SBL ALL CAP
                             MONEY MARKET       UTILITIES        STRATEGY        VALUE        SBL GLOBAL
                            -------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $   157,984,692   $   6,867,693   $   1,334,373   $   388,922   $   11,171,611
                            -------------------------------------------------------------------------------
Total assets                    157,984,692       6,867,693       1,334,373       388,922       11,171,611
                            -------------------------------------------------------------------------------
Net assets                  $   157,984,692   $   6,867,693   $   1,334,373   $   388,922   $   11,171,611
                            ===============================================================================
Units outstanding                20,228,052       1,146,044         122,244        29,013        1,085,554

Unit value                  $          7.81   $        6.00   $       10.93   $     13.41   $        10.28

Mutual funds, at cost       $   157,984,692   $   7,023,562   $   1,342,288   $   360,681   $   12,811,923
Mutual fund shares              157,984,692         418,507          49,883        20,320        1,260,904

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                                            TEMPLETON
                                                                                            DEVELOPING
                            SBL LARGE CAP   SBL MID CAP    SBL MID CAP     SBL SMALL CAP     MARKETS
                                 VALUE        GROWTH          VALUE           VALUE         SECURITIES
                            -----------------------------------------------------------------------------
Assets:
  Mutual funds, at market
   value                    $     796,224   $   921,818   $   2,050,170   $    9,429,062   $   7,217,103
                            -----------------------------------------------------------------------------
Total assets                      796,224       921,818       2,050,170        9,429,062       7,217,103
                            -----------------------------------------------------------------------------
Net assets                  $     796,224   $   921,818   $   2,050,170   $    9,429,062   $   7,217,103
                            =============================================================================
Units outstanding                  63,856        63,665         133,943          500,070         319,011

Unit value                  $       12.47   $     14.48   $       15.31   $        18.86   $       22.62

Mutual funds, at cost       $     729,990   $   767,358   $   1,807,704   $    8,326,251   $   6,220,570
Mutual fund shares                 35,866        38,092          41,798          341,633         737,945

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                   TEMPLETON      VAN KAMPEN    WELLS FARGO
                                    FOREIGN          LIT       ADVANTAGE VT
                                   SECURITIES     GOVERNMENT    OPPORTUNITY
                                 --------------------------------------------
Assets:
  Mutual funds, at market
   value                         $   1,963,581   $   659,639   $   3,784,555
                                 --------------------------------------------
Total assets                         1,963,581       659,639       3,784,555
                                 --------------------------------------------
Net assets                       $   1,963,581   $   659,639   $   3,784,555
                                 ============================================
Units outstanding                      192,608        68,929         401,139

Unit value                       $       10.19   $      9.57   $        9.43

Mutual funds, at cost            $   1,810,610   $   678,537   $   4,254,654
Mutual fund shares                     145,991        75,130         252,136

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2009

                                            AIM V.I.          AIM V.I.       AIM V.I. MID       DIREXION      DREYFUS VIF
                                            CAPITAL         INTERNATIONAL      CAP CORE        DYNAMIC VP    INTERNATIONAL
                                          APPRECIATION         GROWTH           EQUITY          HY BOND          VALUE
                                         ----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                 $        8,657    $      182,782   $       75,631   $     761,961   $     149,440
  Expenses:
    Mortality and expense risk charge           (15,645)         (107,579)         (68,210)       (268,839)        (43,316)
    Other expense charge                        (11,044)          (44,298)         (28,087)       (126,513)        (20,384)
                                         ----------------------------------------------------------------------------------
Net investment income (loss)                    (18,032)           30,905          (20,666)        366,609          85,740

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                       -                 -           95,328               -               -
    Realized capital gain (loss) on
      sales of fund shares                     (514,630)       (2,712,881)      (2,109,772)        (69,647)       (492,513)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               802,720         6,146,626        3,832,255       2,336,323       2,000,031
                                         ----------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                     288,090         3,433,745        1,817,811       2,266,676       1,507,518
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                  $      270,058    $    3,464,650   $    1,797,145   $   2,633,285   $   1,593,258
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                         FEDERATED FUND
                                             FOR U.S.                                        FIDELITY VIP
                                           GOVERNMENT    FEDERATED HIGH      FIDELITY VIP        GROWTH         FIDELITY VIP
                                         SECURITIES II   INCOME BOND II       CONTRAFUND      OPPORTUNITIES       INDEX 500
                                        ------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $    706,981    $    1,829,748    $      270,762    $      10,908    $      183,592
  Expenses:
    Mortality and expense risk charge       (102,881)         (180,996)         (210,399)         (30,755)          (66,468)
    Other expense charge                     (72,622)         (106,467)         (123,764)         (18,091)          (43,009)
                                        ------------------------------------------------------------------------------------
Net investment income (loss)                 531,478         1,542,285           (63,401)         (37,938)           74,115

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                    -                 -             6,454                -           169,976
    Realized capital gain (loss) on
      sales of fund shares                     2,562        (1,630,867)       (6,546,387)        (456,216)       (1,153,386)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            (30,902)        8,203,138        13,360,414        2,008,912         2,700,935
                                        ------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                  (28,340)        6,572,271         6,820,481        1,552,696         1,717,525
                                        ------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $    503,138    $    8,114,556    $    6,757,080    $   1,514,758    $    1,791,640
                                        ====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                         FRANKLIN SMALL-                                      OPPENHEIMER
                                          FIDELITY VIP       MID CAP         NEUBERGER          NEUBERGER     MAIN STREET
                                           INVESTMENT-       GROWTH          BERMAN AMT        BERMAN AMT      SMALL CAP
                                           GRADE BOND      SECURITIES         GUARDIAN          PARTNERS        FUND/VA
                                        ------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $   1,759,132    $            -    $       27,677    $      239,218    $     12,515
  Expenses:
    Mortality and expense risk charge        (170,941)          (11,546)          (22,020)          (77,443)        (15,800)
    Other expense charge                     (100,552)           (8,150)          (15,544)          (54,666)         (7,435)
                                        ------------------------------------------------------------------------------------
Net investment income (loss)                1,487,639           (19,696)           (9,887)          107,109         (10,720)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                93,954                 -                 -         1,062,632               -
    Realized capital gain (loss) on
      sales of fund shares                   (251,498)          (19,852)       (1,254,506)       (4,516,142)       (477,622)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           1,047,725           594,336         1,734,407         7,062,734         982,058
                                        ------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                   890,181           574,484           479,901         3,609,224         504,436
                                        ------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   2,377,820    $      554,788    $      470,014    $    3,716,333    $    493,716
                                        ====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                                                  RVT CLS          RVT CLS
                                             PIMCO VIT       PIMCO VIT       PIMCO VIT          ADVISORONE       ADVISORONE
                                           LOW DURATION     REAL RETURN    TOTAL RETURN           AMERIGO         BEROLINA
                                        -------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $     531,035    $     612,182    $   3,026,317    $       552,117    $      817,561
  Expenses:
    Mortality and expense risk charge        (128,104)        (168,440)        (500,945)          (906,389)         (315,943)
    Other expense charge                      (82,891)        (108,991)        (324,141)          (533,156)         (185,849)
                                        -------------------------------------------------------------------------------------
Net investment income (loss)                  320,040          334,751        2,201,231           (887,428)          315,769

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions               756,801          795,056        2,090,278                  -                 -
    Realized capital gain (loss) on
      sales of fund shares                    103,577         (293,006)         365,354        (16,743,694)       (7,396,841)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             554,126        2,158,325        1,840,680         50,352,427        17,759,267
                                        -------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 1,414,504        2,660,375        4,296,312         33,608,733        10,362,426
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   1,734,544    $   2,995,126    $   6,497,543    $    32,721,305    $   10,678,195
                                        =====================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                            RYDEX VT ALL-    RYDEX VT ALL-
                                            RVT CLS            ASSET            ASSET          RYDEX VT ALL-    RYDEX VT ALL-
                                           ADVISORONE       AGGRESSIVE       CONSERVATIVE     ASSET MODERATE        CAP
                                            CLERMONT          STRATEGY        STRATEGY           STRATEGY       OPPORTUNITY
                                        ---------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       616,996    $          28    $          44    $          116    $         4,872
  Expenses:
    Mortality and expense risk charge          (234,445)         (18,077)         (24,973)          (57,040)           (48,556)
    Other expense charge                       (137,886)          (9,571)         (13,221)          (30,198)           (25,706)
                                        ---------------------------------------------------------------------------------------
Net investment income (loss)                    244,665          (27,620)         (38,150)          (87,122)           (69,390)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                       -                -                -                 -                  -
    Realized capital gain (loss) on
      sales of fund shares                   (3,589,091)        (297,832)        (416,278)         (502,329)        (2,053,839)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             8,547,982          623,494          499,949         1,249,558          3,324,085
                                        ---------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                   4,958,891          325,662           83,671           747,229          1,270,246
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $     5,203,556    $     298,042    $      45,521    $      660,107    $     1,200,856
                                        =======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                                                                RYDEX VT          RYDEX VT
                                           RYDEX VT        RYDEX VT BASIC      RYDEX VT        COMMODITIES        CONSUMER
                                           BANKING           MATERIALS       BIOTECHNOLOGY      STRATEGY          PRODUCTS
                                        --------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       56,583    $       26,791    $           -    $        73,425    $      94,923
  Expenses:
    Mortality and expense risk charge          (17,285)         (102,015)         (44,855)           (36,227)         (40,531)
    Other expense charge                        (9,150)          (54,007)         (23,747)           (19,179)         (21,457)
                                        --------------------------------------------------------------------------------------
Net investment income (loss)                    30,148          (129,231)         (68,602)            18,019           32,935

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -           394,328                -                  -                -
    Realized capital gain (loss) on
      sales of fund shares                  (1,445,812)       (3,021,369)        (901,458)        (2,807,799)        (626,672)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            1,347,223         6,987,474        1,035,994          2,891,732        1,279,352
                                        --------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                    (98,589)        4,360,433          134,536             83,933          652,680
                                        --------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $      (68,441)   $    4,231,202    $      65,934    $       101,952    $     685,615
                                        ======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                                                                                  RYDEX VT
                                          RYDEX VT DOW       RYDEX VT          RYDEX VT        RYDEX VT         EUROPE 1.25X
                                          2X STRATEGY       ELECTRONICS        ENERGY        ENERGY SERVICES      STRATEGY
                                        ---------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $            -    $            -    $            -    $            -    $      237,120
  Expenses:
    Mortality and expense risk charge          (46,266)          (36,828)         (107,221)          (95,552)          (56,336)
    Other expense charge                       (24,494)          (19,497)          (56,763)          (50,586)          (29,825)
                                        ---------------------------------------------------------------------------------------
Net investment income (loss)                   (70,760)          (56,325)         (163,984)         (146,138)          150,959

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                 -           958,096           578,465                 -
    Realized capital gain (loss) on
      sales of fund shares                  (3,987,784)          596,135        (3,696,610)       (4,864,700)       (2,886,151)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            1,973,808         1,530,118         6,679,648         8,884,413         4,352,480
                                        ---------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 (2,013,976)        2,126,253         3,941,134         4,598,178         1,466,329
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   (2,084,736)   $    2,069,928    $    3,777,150    $    4,452,040    $    1,617,288
                                        =======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                             RYDEX VT
                                            RYDEX VT        GOVERNMENT                         RYDEX VT
                                           FINANCIAL      LONG BOND 1.2X      RYDEX VT       INTERNATIONAL          RYDEX VT
                                            SERVICES         STRATEGY        HEALTH CARE      OPPORTUNITY           INTERNET
                                        ---------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $      41,268    $      195,310    $            -    $        12,593     $           -
  Expenses:
    Mortality and expense risk charge         (21,347)          (71,906)          (62,228)           (10,004)          (26,180)
    Other expense charge                      (11,301)          (38,068)          (32,944)            (5,296)          (13,859)
                                        ---------------------------------------------------------------------------------------
Net investment income (loss)                    8,620            85,336           (95,172)            (2,707)          (40,039)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                     -         3,925,899                 -                  -                 -
    Realized capital gain (loss) on
      sales of fund shares                   (708,236)       (4,650,845)       (1,527,259)           138,000           181,819
    Change in unrealized
      appreciation/depreciation on
      investments during the year           1,091,953        (3,049,395)        2,647,340            153,446         1,377,375
                                        ---------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                   383,717        (3,774,341)        1,120,081            291,446         1,559,194
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $     392,337    $   (3,689,005)   $    1,024,909    $       288,739     $   1,519,155
                                        =======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                             RYDEX VT
                                                             INVERSE                               RYDEX VT
                                           RYDEX VT         GOVERNMENT        RYDEX VT             INVERSE             RYDEX VT
                                        INVERSE DOW 2X      LONG BOND        INVERSE MID-         NASDAQ-100        INVERSE RUSSELL
                                           STRATEGY          STRATEGY        CAP STRATEGY       STRATEGY  2000         STRATEGY
                                        -------------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $            -    $           19    $            -     $         5,334    $              -
  Expenses:
    Mortality and expense risk charge          (71,742)          (47,559)           (8,971)            (37,857)            (26,001)
    Other expense charge                       (37,981)          (25,178)           (4,750)            (20,016)            (13,765)
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                  (109,723)          (72,718)          (13,721)            (52,539)            (39,766)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                 -                 -                   -                   -
    Realized capital gain (loss) on
      sales of fund shares                  (7,963,003)        1,120,232          (325,389)         (2,428,312)         (1,341,455)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              394,554           203,075          (230,832)           (462,163)           (120,821)
                                        -------------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 (7,568,449)        1,323,307          (556,221)         (2,890,475)         (1,462,276)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   (7,678,172)   $    1,250,589    $     (569,942)    $    (2,943,014)   $     (1,502,042)
                                        ===========================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                           RYDEX VT          RYDEX VT                         RYDEX VT MID-        RYDEX VT
                                          INVERSE S&P        JAPAN 2X         RYDEX VT         CAP 1.5X         MULTI-CAP CORE
                                         500 STRATEGY        STRATEGY         LEISURE          STRATEGY             EQUITY
                                        ---------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $            -     $      15,974    $           -    $        3,625    $             -
  Expenses:
    Mortality and expense risk charge          (74,936)          (36,925)          (5,868)          (26,233)            (2,049)
    Other expense charge                       (39,671)          (19,549)          (3,107)          (13,888)            (1,085)
                                        ---------------------------------------------------------------------------------------
Net investment income (loss)                  (114,607)          (40,500)          (8,975)          (36,496)            (3,134)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                 -                -                 -                  -
    Realized capital gain (loss) on
      sales of fund shares                  (3,718,577)         (712,435)        (472,480)       (2,367,412)           (33,471)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               37,654         1,155,587          589,149         2,856,076             76,639
                                        ---------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 (3,680,923)          443,152          116,669           488,664             43,168
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   (3,795,530)    $     402,652    $     107,694    $      452,168    $        40,034
                                        =======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                           RYDEX VT                            RYDEX VT
                                          MULTI-HEDGE        RYDEX VT          NASDAQ-100                         RYDEX VT
                                          STRATEGIES        NASDAQ-100        2X STRATEGY      RYDEX VT NOVA    PRECIOUS METALS
                                        ----------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       30,516    $            -    $             -    $     156,640    $             -
  Expenses:
    Mortality and expense risk charge          (21,088)          (70,585)          (100,766)        (121,227)          (182,194)
    Other expense charge                       (11,164)          (37,369)           (53,347)         (64,179)           (96,436)
                                        ----------------------------------------------------------------------------------------
Net investment income (loss)                    (1,736)         (107,954)          (154,113)         (28,766)          (278,630)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                 -                  -                -                  -
    Realized capital gain (loss) on
      sales of fund shares                    (455,658)        2,717,808          2,599,731         (924,594)         4,683,452
    Change in unrealized
      appreciation/depreciation on
      investments during the year              308,012         1,171,226          5,856,882        5,911,740          2,079,466
                                        ----------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                   (147,646)        3,889,034          8,456,613        4,987,146          6,762,918
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $     (149,382)   $    3,781,080    $     8,302,500    $   4,958,380    $     6,484,288
                                        ========================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                                              RYDEX VT             RYDEX VT
                                         RYDEX VT REAL      RYDEX VT        RUSSELL 2000         RUSSELL 2000     RYDEX VT S&P
                                            ESTATE          RETAILING       1.5X STRATEGY         2X STRATEGY    500 2X STRATEGY
                                        -----------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $      138,270    $           -    $            -      $         265    $         65,344
  Expenses:
    Mortality and expense risk charge          (37,896)         (12,680)          (20,701)           (22,279)            (65,985)
    Other expense charge                       (20,063)          (6,713)          (10,959)           (11,795)            (34,933)
                                        -----------------------------------------------------------------------------------------
Net investment income (loss)                    80,311          (19,393)          (31,660)           (33,809)            (35,574)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                      -                -                 -                  -                   -
    Realized capital gain (loss) on
      sales of fund shares                  (2,776,607)         208,467           457,995           (580,585)          1,375,652
    Change in unrealized
      appreciation/depreciation on
      investments during the year            3,631,714          261,975           309,143            349,586             521,481
                                        -----------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                    855,107          470,442           767,138           (230,999)          1,897,133
                                        -----------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $      935,418    $     451,049    $      735,478      $    (264,808)   $      1,861,559
                                        =========================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                         RYDEX VT S&P                       RYDEX VT S&P     RYDEX VT S&P    RYDEX VT S&P
                                           500 PURE       RYDEX VT S&P       MIDCAP 400       MIDCAP 400     SMALLCAP 600
                                           GROWTH        500 PURE VALUE      PURE GROWTH      PURE VALUE      PURE GROWTH
                                        -----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $           -    $      117,338    $           -    $      63,408    $           -
  Expenses:
    Mortality and expense risk charge         (76,923)          (43,286)         (67,631)         (39,601)         (37,896)
    Other expense charge                      (40,724)          (22,916)         (35,805)         (20,966)         (20,062)
                                        -----------------------------------------------------------------------------------
Net investment income (loss)                 (117,647)           51,136         (103,436)           2,841          (57,958)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                     -                 -                -                -                -
    Realized capital gain (loss) on
      sales of fund shares                  1,475,574        (1,326,336)        (485,917)        (792,916)        (441,992)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           2,710,721         3,328,126        4,155,460        2,836,609        1,052,116
                                        -----------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 4,186,295         2,001,790        3,669,543        2,043,693          610,124
                                        -----------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   4,068,648    $    2,052,926    $   3,566,107    $   2,046,534    $     552,166
                                        ===================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                          RYDEX VT
                                       RYDEX VT S&P    STRENGTHENING
                                       SMALLCAP 600      DOLLAR 2X        RYDEX VT              RYDEX VT            RYDEX VT
                                        PURE VALUE        STRATEGY        TECHNOLOGY       TELECOMMUNICATIONS    TRANSPORTATION
                                      ------------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions              $      79,290    $            -    $            -    $           57,050    $        5,347
  Expenses:
    Mortality and expense risk
      charge                                (46,714)          (14,381)          (74,971)              (19,859)           (7,129)
    Other expense charge                    (24,731)           (7,614)          (39,691)              (10,513)           (3,774)
                                      ------------------------------------------------------------------------------------------
Net investment income (loss)                  7,845           (21,995)         (114,662)               26,678            (5,556)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                   -           693,765                 -                     -                 -
    Realized capital gain (loss) on
      sales of fund shares                  (75,749)         (731,581)           59,361            (1,004,107)         (584,657)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         1,373,397          (342,188)        3,951,177             1,266,232           456,740
                                      ------------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments               1,297,648          (380,004)        4,010,538               262,125          (127,917)
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations             $     1,305,493    $     (401,999)   $    3,895,876    $          288,803    $     (133,473)
                                    ============================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                                              RYDEX VT
                                          RYDEX VT U.S.                      WEAKENING
                                          GOVERNMENT        RYDEX VT         DOLLAR 2X         SBL ALL CAP
                                          MONEY MARKET      UTILITIES         STRATEGY           VALUE           SBL GLOBAL
                                        --------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       46,128    $      289,568    $         751    $            -    $            -
  Expenses:
    Mortality and expense risk charge       (1,888,451)          (48,515)         (18,587)           (1,094)          (98,508)
    Other expense charge                      (999,768)          (25,684)          (9,840)             (322)          (28,973)
                                        --------------------------------------------------------------------------------------
Net investment income (loss)                (2,842,091)          215,369          (27,676)           (1,416)         (127,481)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                 53,224                 -                -                 -                 -
    Realized capital gain (loss) on
      sales of fund shares                           -        (1,448,377)        (532,230)           28,597        (1,543,029)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                    -         1,525,326          307,806            28,241         3,585,035
                                        --------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                     53,224            76,949         (224,424)           56,838         2,042,006
                                        --------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   (2,788,867)   $      292,318    $    (252,100)   $       55,422    $    1,914,525
                                        ======================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                                                                                            TEMPLETON
                                                                                                            DEVELOPING
                                         SBL LARGE CAP   SBL MID CAP     SBL MID CAP       SBL SMALL CAP     MARKETS
                                            VALUE          GROWTH           VALUE              VALUE        SECURITIES
                                        ---------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $         -    $          -    $            -    $           -    $      116,395
  Expenses:
    Mortality and expense risk charge        (3,407)         (5,287)           (6,835)         (73,422)          (38,088)
    Other expense charge                     (1,002)         (1,555)           (2,010)         (21,595)          (26,886)
                                        ---------------------------------------------------------------------------------
Net investment income (loss)                 (4,409)         (6,842)           (8,845)         (95,017)           51,421

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                   -               -                 -                -            11,238
    Realized capital gain (loss) on
      sales of fund shares                   48,016          73,990           116,017         (720,473)          738,238
    Change in unrealized
      appreciation/depreciation on
      investments during the year            66,090         152,529           234,145        4,434,784         1,113,569
                                        ---------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                 114,106         226,519           350,162        3,714,311         1,863,045
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $   109,697    $    219,677    $      341,317    $   3,619,294    $    1,914,466
                                        =================================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Operations (continued)

                     Year Ended December 31, 2009

                                          TEMPLETON        VAN KAMPEN        WELLS FARGO
                                           FOREIGN             LIT          ADVANTAGE VT
                                          SECURITIES       GOVERNMENT        OPPORTUNITY
                                        -------------------------------------------------
Investment income (loss):
  Dividend distributions                $      26,657    $       76,357    $           -
  Expenses:
    Mortality and expense risk charge         (10,570)           (5,807)         (26,636)
    Other expense charge                       (7,461)           (3,074)         (17,235)
                                        -------------------------------------------------
Net investment income (loss)                    8,626            67,476          (43,871)

Net realized and unrealized capital
 gain (loss) on investments:
    Capital gains distributions                32,886                 -                -
    Realized capital gain (loss) on
      sales of fund shares                    (16,174)          (45,219)        (946,297)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             289,755           (28,719)       2,113,866
                                        -------------------------------------------------
Net realized and unrealized capital
 gain (loss) on investments                   306,467           (73,938)       1,167,569
                                        -------------------------------------------------
Net increase (decrease) in net
 assets from operations                 $     315,093    $       (6,462)   $   1,123,698
                                        =================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets

                Years Ended December 31, 2009 and 2008

                                          AIM V.I. CAPITAL APPRECIATION           AIM V.I. INTERNATIONAL GROWTH
                                            2009                2008                2009                   2008
                                      ----------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (18,032)   $       (44,752)   $               30,905     $       (174,540)
    Capital gains distributions                      -                 -                         -              233,816
    Realized capital gain (loss) on
       sales of fund shares                  (514,630)          (567,763)               (2,712,881)          (2,922,750)
    Change in unrealized
       appreciation/depreciation on
       investments during the year            802,720         (1,176,837)                6,146,626           (8,517,194)
                                      ----------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations               270,058         (1,789,352)                3,464,650          (11,380,668)

  From contract owner
    transactions:
    Variable annuity deposits                   35,559            91,084                   168,264            1,107,967
    Contract owner maintenance
       charges                                (24,197)           (35,904)                 (155,180)            (244,476)
    Terminations and withdrawals             (350,690)          (624,887)               (2,365,671)          (3,197,009)
    Annuity payments                                 -                 -                       (19)                   -
    Transfers between
       subaccounts, net                       (48,763)        (2,579,692)                  988,250          (10,904,692)
                                      ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             (388,091)        (3,149,399)               (1,364,356)         (13,238,210)
                                      ----------------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      (118,033)        (4,938,751)                2,100,294          (24,618,878)
Net assets at beginning of year             1,587,867          6,526,618                12,436,626           37,055,504
                                      ----------------------------------------------------------------------------------
Net assets at end of year             $     1,469,834    $     1,587,867    $           14,536,920     $     12,436,626
                                      ==================================================================================

                                        AIM V.I. MID CAP CORE EQUITY          DIREXION DYNAMIC VP HY BOND
                                           2009               2008                2009            2008
                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        (20,666)   $       12,017    $      366,609    $      526,239
    Capital gains distributions                 95,328         1,350,987                 -                 -
    Realized capital gain (loss) on
       sales of fund shares                 (2,109,772)       (1,283,559)          (69,647)       (1,226,326)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           3,832,255        (4,613,056)        2,336,323           153,646
                                      -----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations             1,797,145         (4,533,611)       2,633,285          (546,441)

  From contract owner
    transactions:
    Variable annuity deposits                   79,304           414,648           406,667           283,663
    Contract owner maintenance
       charges                                (105,144)         (130,250)         (500,195)         (154,689)
    Terminations and withdrawals            (1,406,814)       (1,744,403)       (9,026,595)       (2,070,763)
    Annuity payments                                 -               (41)                -                 -
    Transfers between
       subaccounts, net                     (1,066,048)        3,702,915          (764,363)       31,137,664
                                      -----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (2,498,702)        2,242,869        (9,884,486)       29,195,875
                                      -----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                       (701,557)       (2,290,742)       (7,251,201)       28,649,434
Net assets at beginning of year              8,606,108        10,896,850        41,522,404        12,872,970
                                      -----------------------------------------------------------------------
Net assets at end of year             $      7,904,551    $    8,606,108    $   34,271,203    $   41,522,404
                                      =======================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                                                                 FEDERATED FUND FOR U.S.
                                        DREYFUS VIF INTERNATIONAL VALUE         GOVERNMENT SECURITIES II
                                             2009             2008               2009             2008
                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $         85,740    $       46,419    $      531,478    $      328,088
    Capital gains distributions                      -           929,632                 -                 -
    Realized capital gain (loss) on
       sales of fund shares                   (492,513)       (1,973,995)            2,562           (57,744)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           2,000,031        (1,417,794)          (30,902)          (13,758)
                                      -----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              1,593,258         (2,415,738)         503,138           256,586

  From contract owner
    transactions:
    Variable annuity deposits                   30,262           249,736           199,199         1,231,940
    Contract owner maintenance
       charges                                 (73,573)          (56,216)         (165,482)         (118,144)
    Terminations and withdrawals            (1,068,887)         (751,268)       (2,796,468)       (1,748,314)
    Annuity payments                                 -                 -                 -                 -
    Transfers between
       subaccounts, net                      1,732,975        (2,384,371)        1,449,851         3,236,056
                                      -----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                               620,777        (2,942,119)       (1,312,900)        2,601,538
                                      -----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      2,214,035        (5,357,857)         (809,762)        2,858,124
Net assets at beginning of year              2,819,515         8,177,372        11,837,423         8,979,299
                                      -----------------------------------------------------------------------
Net assets at end of year             $      5,033,550    $    2,819,515    $   11,027,661    $   11,837,423
                                      =======================================================================

                                        FEDERATED HIGH INCOME BOND II            FIDELITY VIP CONTRAFUND
                                              2009            2008                2009             2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    1,542,285    $    1,887,234    $      (63,401)   $      (330,587)
    Capital gains distributions                    -                 -             6,454          1,500,603
    Realized capital gain (loss) on
       sales of fund shares               (1,630,867)       (2,039,032)       (6,546,387)       (12,329,717)
    Change in unrealized
       appreciation/depreciation on
       investments during the year         8,203,138        (5,580,098)       13,360,414        (12,911,480)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations            8,114,556        (5,731,896)        6,757,080        (24,071,181)

  From contract owner
    transactions:
    Variable annuity deposits                209,930           361,662           211,890          1,553,058
    Contract owner maintenance
       charges                              (248,913)         (227,212)         (299,294)          (526,301)
    Terminations and withdrawals          (3,481,381)       (2,693,389)       (4,243,126)        (6,670,332)
    Annuity payments                               -               (34)                -               (332)
    Transfers between
       subaccounts, net                    6,978,474           (50,217)       (1,445,370)       (10,656,734)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           3,458,110        (2,609,190)       (5,775,900)       (16,300,641)
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   11,572,666        (8,341,086)          981,180        (40,371,822)
Net assets at beginning of year           16,746,274        25,087,360        25,332,128         65,703,950
                                      ----------------------------------------------------------------------
Net assets at end of year             $   28,318,940    $   16,746,274    $   26,313,308    $    25,332,128
                                      ======================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                             FIDELITY VIP GROWTH
                                                OPPORTUNITIES                    FIDELITY VIP INDEX 500
                                          2009                2008                2009             2008
                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (37,938)   $       (95,237)   $       74,115    $        38,181
    Capital gains distributions                     -                  -           169,976            107,750
    Realized capital gain (loss) on
       sales of fund shares                  (456,216)        (3,021,406)       (1,153,386)        (1,398,601)
    Change in unrealized
       appreciation/depreciation on
       investments during the year          2,008,912         (3,146,771)        2,700,935         (3,910,010)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations             1,514,758         (6,263,414)        1,791,640         (5,162,680)

  From contract owner
    transactions:
    Variable annuity deposits                  79,043            893,554           285,488            771,573
    Contract owner maintenance
       charges                                (47,081)           (91,115)          (80,495)          (110,958)
    Terminations and withdrawals             (439,886)        (1,127,160)         (908,963)        (1,506,681)
    Annuity payments                              (28)                 -                 -                  -
    Transfers between
       subaccounts, net                     2,177,393        (13,372,494)          706,121         (4,150,598)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            1,769,441        (13,697,215)            2,151         (4,996,664)
                                      ------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                     3,284,199        (19,960,629)        1,793,791        (10,159,344)
Net assets at beginning of year             2,218,799         22,179,428         7,539,516         17,698,860
                                      ------------------------------------------------------------------------
Net assets at end of year             $     5,502,998    $     2,218,799    $    9,333,307    $     7,539,516
                                      ========================================================================

                                          FIDELITY VIP INVESTMENT-GRADE      FRANKLIN SMALL-MID CAP GROWTH
                                                      BOND                           SECURITIES
                                             2009            2008                2009             2008
                                       --------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)       $     1,487,639    $      570,855    $     (19,696)   $     (16,667)
    Capital gains distributions                 93,954            16,497                -          147,604
    Realized capital gain (loss) on
       sales of fund shares                   (251,498)         (346,551)         (19,852)         (12,842)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           1,047,725        (1,117,211)         594,336         (704,576)
                                       --------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              2,377,820          (876,410)         554,788         (586,481)

  From contract owner
    transactions:
    Variable annuity deposits                  213,961         3,002,608           30,233           10,193
    Contract owner maintenance
       charges                                (248,557)         (215,772)         (15,685)         (10,570)
    Terminations and withdrawals            (3,084,536)       (3,019,838)        (259,924)        (141,604)
    Annuity payments                                 -               (25)               -                -
    Transfers between
       subaccounts, net                     13,575,645        (1,784,816)         821,852          (50,210)
                                       --------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            10,456,513        (2,017,843)         576,476         (192,191)
                                       --------------------------------------------------------------------
Net increase (decrease) in net
 assets                                     12,834,333        (2,894,253)       1,131,264         (778,672)
Net assets at beginning of year             15,235,544        18,129,797          735,033        1,513,705
                                       --------------------------------------------------------------------
Net assets at end of year              $    28,069,877    $   15,235,544    $   1,866,297    $     735,033
                                       ====================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008


                                          NEUBERGER BERMAN AMT                   NEUBERGER BERMAN AMT
                                                GUARDIAN                              PARTNERS
                                           2009           2008                  2009             2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (9,887)   $      (43,447)    $     107,109    $      (184,175)
    Capital gains distributions                   -           268,222         1,062,632          2,727,122
    Realized capital gain (loss) on
       sales of fund shares              (1,254,506)       (1,548,962)       (4,516,142)        (3,912,902)
    Change in unrealized
       appreciation/depreciation on
       investments during the year        1,734,407        (1,809,777)        7,062,734        (11,178,371)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations             470,014        (3,133,964)        3,716,333        (12,548,326)

  From contract owner
    transactions:
    Variable annuity deposits                50,158            60,820            66,511            285,078
    Contract owner maintenance
       charges                              (29,235)          (67,019)         (104,558)          (217,296)
    Terminations and withdrawals           (393,565)         (963,768)       (1,979,700)        (3,012,923)
    Annuity payments                              -                 -                 -                (42)
    Transfers between
       subaccounts, net                  (1,538,555)        3,417,681           (25,201)         2,546,560
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (1,911,197)        2,447,714        (2,042,948)          (398,623)
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
 assets                                  (1,441,183)         (686,250)        1,673,385        (12,946,949)
Net assets at beginning of year           3,833,991         4,520,241         8,611,103         21,558,052
                                      ---------------------------------------------------------------------
Net assets at end of year             $   2,392,808    $    3,833,991    $   10,284,488    $     8,611,103
                                      =====================================================================

                                          OPPENHEIMER MAIN STREET SMALL
                                                 CAP FUND/VA                     PIMCO VIT LOW DURATION
                                            2009              2008              2009              2008
                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $     (10,720)   $      (23,088)   $      320,040    $      359,340
    Capital gains distributions                     -           101,722           756,801           222,912
    Realized capital gain (loss) on
       sales of fund shares                  (477,622)         (891,375)          103,577          (155,496)
    Change in unrealized
       appreciation/depreciation on
       investments during the year            982,058          (762,164)          554,126          (840,072)
                                        --------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              493,716         (1,574,905)        1,734,544          (413,316)

  From contract owner
    transactions:
    Variable annuity deposits                   1,513           146,423           859,247         1,921,908
    Contract owner maintenance
       charges                                (29,492)          (25,471)         (215,290)         (190,266)
    Terminations and withdrawals             (498,290)         (275,110)       (3,223,674)       (2,859,898)
    Annuity payments                                -                 -                 -                 -
    Transfers between
       subaccounts, net                       164,653         1,411,899         3,606,090         5,167,141
                                        --------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             (361,616)        1,257,741         1,026,373         4,038,885
                                        --------------------------------------------------------------------
Net increase (decrease) in net
 assets                                       132,100          (317,164)        2,760,917         3,625,569
Net assets at beginning of year             1,705,664         2,022,828        13,497,664         9,872,095
                                        --------------------------------------------------------------------
Net assets at end of year               $   1,837,764    $    1,705,664    $   16,258,581    $   13,497,664
                                        ====================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                         PIMCO VIT REAL RETURN               PIMCO VIT TOTAL RETURN
                                         2009            2008                2009             2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     334,751    $      594,888    $     2,201,231    $    1,740,300
    Capital gains distributions             795,056            27,164          2,090,278           948,299
    Realized capital gain (loss) on
       sales of fund shares                (293,006)         (677,455)           365,354           (49,767)
    Change in unrealized
       appreciation/depreciation on
       investments during the year        2,158,325        (2,534,280)         1,840,680        (1,569,503)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations          2,995,126         (2,589,683)         6,497,543         1,069,329

  From contract owner
    transactions:
    Variable annuity deposits               230,865         3,272,448          1,761,737         3,183,350
    Contract owner maintenance
       charges                             (253,643)         (357,473)          (737,158)         (702,686)
    Terminations and withdrawals         (4,021,151)       (3,664,998)       (10,156,289)       (8,578,453)
    Annuity payments                              -                 -                (47)              (18)
    Transfers between
       subaccounts, net                   5,201,808        (3,929,666)        18,892,125        16,509,180
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          1,157,879        (4,679,689)         9,760,368        10,411,373
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   4,153,005        (7,269,372)        16,257,911        11,480,702
Net assets at beginning of year          16,305,719        23,575,091         51,879,237        40,398,535
                                      ---------------------------------------------------------------------
Net assets at end of year             $  20,458,724    $   16,305,719    $    68,137,148    $   51,879,237
                                      =====================================================================

                                            RVT CLS ADVISORONE AMERIGO           RVT CLS ADVISORONE BEROLINA
                                            2009                  2008             2009                 2008
                                       -------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)       $       (887,428)   $   (2,097,597)    $      315,769    $      (130,173)
    Capital gains distributions                       -         2,695,140                  -            762,737
    Realized capital gain (loss) on
       sales of fund shares                 (16,743,694)       (3,843,501)        (7,396,841)        (2,533,453)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           50,352,427       (97,672,714)        17,759,267        (30,319,062)
                                       -------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              32,721,305       (100,918,672)       10,678,195        (32,219,951)

  From contract owner
    transactions:
    Variable annuity deposits                   880,658         2,793,459            246,376            798,372
    Contract owner maintenance
       charges                               (1,370,214)       (2,255,057)          (484,034)          (748,297)
    Terminations and withdrawals            (20,312,490)      (28,211,716)        (6,950,750)        (8,768,793)
    Annuity payments                             (1,662)           (2,445)                 -                (89)
    Transfers between
       subaccounts, net                     (23,203,504)       (4,106,331)        (6,341,937)         1,573,930
                                       -------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (44,007,212)      (31,782,090)       (13,530,345)        (7,144,877)
                                       -------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                     (11,285,907)     (132,700,762)        (2,852,150)       (39,364,828)
Net assets at beginning of year             115,341,294       248,042,056         38,816,454         78,181,282
                                       -------------------------------------------------------------------------
Net assets at end of year              $    104,055,387    $  115,341,294     $   35,964,304    $    38,816,454
                                       =========================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                                                              RYDEX VT ALL-ASSET AGGRESSIVE
                                          RVT CLS ADVISORONE CLERMONT                  STRATEGY
                                           2009               2008              2009                 2008
                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      244,665    $      (122,678)   $        (27,620)   $     (16,948)
    Capital gains distributions                    -            514,242                   -           47,858
    Realized capital gain (loss) on
       sales of fund shares               (3,589,091)        (3,369,214)           (297,832)        (502,004)
    Change in unrealized
       appreciation/depreciation on
       investments during the year         8,547,982        (10,074,146)            623,494         (515,805)
                                      -----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations           5,203,556         (13,051,796)            298,042         (986,899)

  From contract owner
    transactions:
    Variable annuity deposits                154,904            949,412              31,702           49,959
    Contract owner maintenance
       charges                              (309,839)          (386,948)           (25,270)          (51,261)
    Terminations and withdrawals          (4,525,289)        (5,342,287)          (141,507)         (835,544)
    Annuity payments                          (2,899)            (3,007)                  -                -
    Transfers between
       subaccounts, net                    3,557,627          2,539,021           (246,390)          166,626
                                      -----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (1,125,496)        (2,243,809)          (381,465)         (670,220)
                                      -----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                    4,078,060        (15,295,605)           (83,423)       (1,657,119)
Net assets at beginning of year           26,650,431         41,946,036          1,895,599         3,552,718
                                      -----------------------------------------------------------------------
Net assets at end of year             $   30,728,491    $    26,650,431    $     1,812,176    $    1,895,599
                                      =======================================================================

                                        RYDEX VT ALL-ASSET CONSERVATIVE       RYDEX VT ALL-ASSET MODERATE
                                                 STRATEGY                             STRATEGY
                                          2009               2008              2009               2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (38,150)   $       95,066    $       (87,122)   $       43,553
    Capital gains distributions                    -            44,229                  -            54,319
    Realized capital gain (loss) on
       sales of fund shares                 (416,278)         (311,624)          (502,329)         (449,373)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           499,949          (431,646)         1,249,558        (1,095,020)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              45,521          (603,975)            660,107        (1,446,521)

  From contract owner
    transactions:
    Variable annuity deposits                201,022           445,324             31,567         1,214,135
    Contract owner maintenance
       charges                               (31,993)          (99,403)           (85,707)          (86,893)
    Terminations and withdrawals            (639,012)       (1,765,250)          (787,508)         (851,661)
    Annuity payments                               -                 -                  -                 -
    Transfers between
       subaccounts, net                   (1,144,096)        2,919,713            540,743         2,216,691
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (1,614,079)        1,500,384           (300,905)        2,492,272
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   (1,568,558)          896,409            359,202         1,045,751
Net assets at beginning of year            3,888,516         2,992,107          6,662,828         5,617,077
                                      ----------------------------------------------------------------------
Net assets at end of year             $    2,319,958    $    3,888,516    $     7,022,030    $    6,662,828
                                      ======================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                         RYDEX VT ALL-CAP OPPORTUNITY              RYDEX VT BANKING
                                          2009                 2008             2009              2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (69,390)   $      (171,001)   $       30,148    $      (41,280)
    Capital gains distributions                   -             30,693                 -                 -
    Realized capital gain (loss) on
       sales of fund shares              (2,053,839)        (2,226,377)       (1,445,812)       (2,460,733)
    Change in unrealized
       appreciation/depreciation on
       investments during the year        3,324,085         (4,641,519)        1,347,223        (1,054,457)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations          1,200,856         (7,008,204)          (68,441)        (3,556,470)

  From contract owner
    transactions:
    Variable annuity deposits                14,660          1,286,315            40,781            98,161
    Contract owner maintenance
       charges                              (67,900)          (181,897)          (23,269)          (43,943)
    Terminations and withdrawals           (933,221)        (2,100,397)         (204,437)         (430,933)
    Annuity payments                              -                  -              (166)           (1,001)
    Transfers between
       subaccounts, net                  (2,186,084)        (4,327,355)       (3,514,770)        7,049,457
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (3,172,545)        (5,323,334)       (3,701,861)        6,671,741
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
 assets                                  (1,971,689)       (12,331,538)       (3,770,302)        3,115,271
Net assets at beginning of year           7,540,273         19,871,811         5,296,279         2,181,008
                                      ---------------------------------------------------------------------
Net assets at end of year             $   5,568,584    $     7,540,273    $    1,525,977    $    5,296,279
                                      =====================================================================

                                           RYDEX VT BASIC MATERIALS             RYDEX VT BIOTECHNOLOGY
                                          2009                 2008           2009                 2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (129,231)   $      (179,995)   $      (68,602)   $      (71,352)
    Capital gains distributions              394,328          1,046,273                 -                 -
    Realized capital gain (loss) on
       sales of fund shares               (3,021,369)        (5,645,058)         (901,458)       (1,122,264)
    Change in unrealized
       appreciation/depreciation on
       investments during the year         6,987,474         (6,278,075)        1,035,994          (749,123)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations           4,231,202         (11,056,855)           65,934        (1,942,739)

  From contract owner
    transactions:
    Variable annuity deposits                191,055          2,356,531           164,034           296,211
    Contract owner maintenance
       charges                              (145,281)          (258,525)          (61,186)          (67,804)
    Terminations and withdrawals          (1,880,080)        (2,362,022)         (568,434)         (706,465)
    Annuity payments                            (288)            (1,600)                -                (2)
    Transfers between
       subaccounts, net                    2,802,683        (18,403,606)       (2,291,291)        4,165,124
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             968,089        (18,669,222)       (2,756,877)        3,687,064
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                    5,199,291        (29,726,077)       (2,690,943)        1,744,325
Net assets at beginning of year            9,394,597         39,120,674         6,067,574         4,323,249
                                      ----------------------------------------------------------------------
Net assets at end of year             $   14,593,888    $     9,394,597    $    3,376,631    $    6,067,574
                                      ======================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                       RYDEX VT COMMODITIES STRATEGY          RYDEX VT CONSUMER PRODUCTS
                                            2009             2008              2009               2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       18,019    $      (45,945)   $        32,935    $      (77,581)
    Capital gains distributions                    -                 -                  -           146,522
    Realized capital gain (loss) on
       sales of fund shares               (2,807,799)         (901,189)          (626,672)       (1,987,041)
    Change in unrealized
       appreciation/depreciation on
       investments during the year         2,891,732        (3,942,043)         1,279,352          (339,526)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations             101,952         (4,889,177)           685,615        (2,257,626)

  From contract owner
    transactions:
    Variable annuity deposits                137,399         1,505,749            197,970           863,567
    Contract owner maintenance
       charges                               (50,216)         (227,823)           (57,102)          (87,741)
    Terminations and withdrawals            (485,990)       (1,954,446)          (844,574)       (1,097,997)
    Annuity payments                               -                 -               (985)           (1,969)
    Transfers between
       subaccounts, net                      202,838        (1,287,644)          (581,113)       (4,439,248)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (195,969)       (1,964,164)        (1,285,804)       (4,763,388)
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      (94,017)       (6,853,341)          (600,189)       (7,021,014)
Net assets at beginning of year            4,224,278        11,077,619          5,606,818        12,627,832
                                      ----------------------------------------------------------------------
Net assets at end of year             $    4,130,261    $    4,224,278    $     5,006,629    $    5,606,818
                                      ======================================================================

                                           RYDEX VT DOW 2X STRATEGY                RYDEX VT ELECTRONICS
                                            2009               2008               2009              2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (70,760)   $       (26,629)   $     (56,325)   $      (24,645)
    Capital gains distributions                     -                  -                -                 -
    Realized capital gain (loss) on
       sales of fund shares                (3,987,784)       (10,621,433)         596,135          (367,584)
    Change in unrealized
       appreciation/depreciation on
       investments during the year          1,973,808          1,083,213        1,530,118          (933,383)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations            (2,084,736)        (9,564,849)       2,069,928        (1,325,612)

  From contract owner
    transactions:
    Variable annuity deposits                 340,657          1,541,551           61,826             7,498
    Contract owner maintenance
       charges                                (66,406)          (154,626)         (54,198)          (22,582)
    Terminations and withdrawals             (602,973)        (2,132,251)        (524,468)         (209,896)
    Annuity payments                                -                  -                -                 -
    Transfers between
       subaccounts, net                    (8,322,939)        10,446,419        3,322,615         2,080,196
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (8,651,661)         9,701,093        2,805,775         1,855,216
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   (10,736,397)           136,244        4,875,703           529,604
Net assets at beginning of year            17,922,857         17,786,613        1,258,201           728,597
                                      ----------------------------------------------------------------------
Net assets at end of year             $     7,186,460    $    17,922,857    $   6,133,904    $    1,258,201
                                      ======================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                                  RYDEX VT ENERGY                RYDEX VT ENERGY SERVICES
                                            2009                2008             2009                 2008
                                      -------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (163,984)   $      (341,904)   $     (146,138)   $      (303,746)
    Capital gains distributions                958,096            484,886           578,465          1,076,031
    Realized capital gain (loss) on
       sales of fund shares                 (3,696,610)        (6,346,518)       (4,864,700)        (3,114,291)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           6,679,648         (7,255,969)        8,884,413        (10,557,588)
                                      -------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              3,777,150        (13,459,505)        4,452,040        (12,899,594)

  From contract owner
    transactions:
    Variable annuity deposits                  190,652          2,676,143           151,587          1,655,052
    Contract owner maintenance
       charges                                (166,929)          (350,226)         (142,014)          (295,896)
    Terminations and withdrawals            (1,753,930)        (3,020,589)       (1,462,749)        (2,904,479)
    Annuity payments                              (537)               (34)                -                  -
    Transfers between
       subaccounts, net                       (608,320)        (4,536,223)          821,870        (10,597,248)
                                      -------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (2,339,064)        (5,230,929)         (631,306)       (12,142,571)
                                      -------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      1,438,086        (18,690,434)        3,820,734        (25,042,165)
Net assets at beginning of year             10,781,425         29,471,859         8,780,340         33,822,505
                                      -------------------------------------------------------------------------
Net assets at end of year             $     12,219,511    $    10,781,425    $   12,601,074    $     8,780,340
                                      =========================================================================

                                          RYDEX VT EUROPE 1.25X STRATEGY          RYDEX VT FINANCIAL SERVICES
                                             2009               2008              2009                 2008
                                      -------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        150,959    $      (101,309)   $         8,620    $      (51,672)
    Capital gains distributions                      -            183,177                  -                 -
    Realized capital gain (loss) on
       sales of fund shares                 (2,886,151)        (7,664,875)          (708,236)       (2,647,007)
    Change in unrealized
       appreciation/depreciation on
       investments during the year           4,352,480           (776,496)         1,091,953          (254,134)
                                      -------------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              1,617,288         (8,359,503)           392,337        (2,952,813)

  From contract owner
    transactions:
    Variable annuity deposits                  260,360            669,240            129,695           600,794
    Contract owner maintenance
       charges                                 (72,291)          (137,532)           (27,760)          (33,159)
    Terminations and withdrawals              (935,432)        (1,594,497)          (285,729)         (352,407)
    Annuity payments                              (176)            (1,288)              (228)           (1,426)
    Transfers between
       subaccounts, net                      4,196,402        (24,643,466)         (783,993)         2,589,331
                                      -------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             3,448,863        (25,707,543)         (968,015)         2,803,133
                                      -------------------------------------------------------------------------
Net increase (decrease) in net
 assets                                      5,066,151        (34,067,046)         (575,678)          (149,680)
Net assets at beginning of year              3,984,714         38,051,760         2,540,512          2,690,192
                                      -------------------------------------------------------------------------
Net assets at end of year             $      9,050,865    $     3,984,714    $    1,964,834     $    2,540,512
                                      =========================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                           RYDEX VT GOVERNMENT LONG
                                             BOND 1.2X STRATEGY                 RYDEX VT HEALTH CARE
                                           2009              2008              2009              2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       85,336    $      221,722    $      (95,172)   $     (125,847)
    Capital gains distributions            3,925,899                 -                 -           441,320
    Realized capital gain (loss) on
       sales of fund shares               (4,650,845)        3,876,366        (1,527,259)       (2,613,010)
    Change in unrealized
       appreciation/depreciation on
       investments during the year        (3,049,395)        2,202,291         2,647,340        (2,046,138)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations           (3,689,005)        6,300,379         1,024,909        (4,343,675)

  From contract owner
    transactions:
    Variable annuity deposits                183,652           366,188           163,591           411,115
    Contract owner maintenance
       charges                               (85,350)         (180,828)          (91,970)         (120,106)
    Terminations and withdrawals          (2,841,673)       (2,871,939)       (1,053,001)       (1,298,964)
    Annuity payments                               -                (5)             (544)              (30)
    Transfers between
       subaccounts, net                   (2,670,797)       (4,145,820)       (3,243,026)        5,291,185
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (5,414,168)       (6,832,404)       (4,224,950)        4,283,200
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   (9,103,173)         (532,025)       (3,200,041)          (60,475)
Net assets at beginning of year           12,580,967        13,112,992         9,265,026         9,325,501
                                      ---------------------------------------------------------------------
Net assets at end of year             $    3,477,794    $   12,580,967    $    6,064,985    $    9,265,026
                                      =====================================================================

                                            RYDEX VT INTERNATIONAL
                                                 OPPORTUNITY                       RYDEX VT INTERNET
                                           2009             2008*             2009                 2008
                                       --------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)       $       (2,707)   $       (25)   $        (40,039)   $      (27,268)
    Capital gains distributions                     -              -                   -                 -
    Realized capital gain (loss) on
       sales of fund shares                   138,000              1             181,819          (598,199)
    Change in unrealized
       appreciation/depreciation on
       investments during the year            153,446          1,138           1,377,375          (794,494)
                                       --------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations               288,739          1,114           1,519,155        (1,419,961)

  From contract owner
    transactions:
    Variable annuity deposits                  66,386            249             101,396            46,429
    Contract owner maintenance
       charges                                (10,879)           (20)            (39,094)          (24,428)
    Terminations and withdrawals              (87,583)            (2)           (398,970)         (289,690)
    Annuity payments                                -              -                   -                 -
    Transfers between
       subaccounts, net                     2,991,840         30,362           3,003,845          (109,234)
                                       --------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            2,959,764         30,589           2,667,177          (376,923)
                                       --------------------------------------------------------------------
Net increase (decrease) in net
 assets                                     3,248,503         31,703           4,186,332        (1,796,884)
Net assets at beginning of year                31,703              -           1,485,018         3,281,902
                                       --------------------------------------------------------------------
Net assets at end of year              $    3,280,206    $    31,703     $     5,671,350    $    1,485,018
                                       ====================================================================

* For the period from November 17, 2008 (inception date) to December
31, 2008.

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008


                                           RYDEX VT INVERSE DOW 2X           RYDEX VT INVERSE GOVERNMENT
                                                 STRATEGY                         LONG BOND STRATEGY
                                          2009              2008             2009                 2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (109,723)   $      (70,738)   $       (72,718)   $      (42,572)
    Capital gains distributions                   -           809,635                  -                 -
    Realized capital gain (loss) on
       sales of fund shares              (7,963,003)        3,233,518          1,120,232        (1,294,847)
    Change in unrealized
       appreciation/depreciation on
       investments during the year          394,554          (503,977)           203,075           174,434
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations          (7,678,172)        3,468,438          1,250,589        (1,162,985)

  From contract owner
    transactions:
    Variable annuity deposits             4,120,681           112,321            238,807           158,668
    Contract owner maintenance
       charges                              (59,469)          (73,291)           (81,486)          (59,226)
    Terminations and withdrawals         (1,047,873)         (408,847)          (942,388)         (675,095)
    Annuity payments                              -                 -               (225)             (900)
    Transfers between
       subaccounts, net                   9,932,695        (4,935,323)         4,615,648          (909,823)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         12,946,034        (5,305,140)         3,830,356        (1,486,376)
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   5,267,862        (1,836,702)         5,080,945        (2,649,361)
Net assets at beginning of year           3,125,686         4,962,388          2,436,575         5,085,936
                                      ---------------------------------------------------------------------
Net assets at end of year             $   8,393,548    $    3,125,686    $     7,517,520    $    2,436,575
                                      =====================================================================

                                          RYDEX VT INVERSE MID-CAP        RYDEX VT INVERSE NASDAQ-100
                                                 STRATEGY                          STRATEGY
                                           2009             2008             2009             2008
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (13,721)   $     (7,965)   $      (52,539) $        (62,043)
    Capital gains distributions                    -               -                 -                 -
    Realized capital gain (loss) on
       sales of fund shares                 (325,389)        212,428        (2,428,312)        2,214,537
    Change in unrealized
       appreciation/depreciation on
       investments during the year          (230,832)        (55,429)         (462,163)          238,045
                                      -------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations             (569,942)        149,034        (2,943,014)        2,390,539

  From contract owner
    transactions:
    Variable annuity deposits                  1,678          12,876           106,928           159,387
    Contract owner maintenance
       charges                               (12,367)         (8,309)          (44,381)          (83,092)
    Terminations and withdrawals            (220,420)       (123,801)         (315,898)         (807,394)
    Annuity payments                               -              (5)             (782)           (1,983)
    Transfers between
       subaccounts, net                    2,370,823         170,758         3,671,630        (1,181,394)
                                      -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           2,139,714          51,519         3,417,497        (1,914,476)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
 assets                                    1,569,772         200,553           474,483           476,063
Net assets at beginning of year              510,265         309,712         4,573,098         4,097,035
                                      -------------------------------------------------------------------
Net assets at end of year             $    2,080,037    $    510,265    $    5,047,581    $    4,573,098
                                      ===================================================================

See accompanying notes.

                    Variable Annuity Account XIV -
                   AdvisorDesigns Variable Annuity

           Statements of Changes in Net Assets (continued)

                Years Ended December 31, 2009 and 2008

                                          RYDEX VT INVERSE RUSSELL 2000         RYDEX VT INVERSE S&P 500
                                                    STRATEGY                           STRATEGY
                                           2009              2008               2009                2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (39,766)   $       (24,884)   $     (114,607)   $      (67,024)
    Capital gains distributions                    -                  -                 -                 -
    Realized capital gain (loss) on
       sales of fund shares               (1,341,455)           441,971        (3,718,577)        3,977,726
    Change in unrealized
       appreciation/depreciation on
       investments during the year          (120,821)           (37,704)           37,654          (159,716)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations           (1,502,042)           379,383        (3,795,530)        3,750,986

  From contract owner
    transactions:
    Variable annuity deposits                146,589             40,788            80,639           228,143
    Contract owner maintenance
       charges                               (27,431)           (48,816)         (111,269)         (128,205)
    Terminations and withdrawals            (264,540)          (527,250)       (1,447,978)       (1,181,492)
    Annuity payments                               -                 (5)             (848)           (2,046)
    Transfers between
       subaccounts, net                    3,134,291         (1,319,775)        4,668,375        (4,624,910)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           2,988,909         (1,855,058)        3,188,919        (5,708,510)
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
 assets                                    1,486,867         (1,475,675)         (606,611)       (1,957,524)
Net assets at beginning of year            2,423,949          3,899,624         6,404,563         8,362,087
                                      ----------------------------------------------------------------------
Net assets at end of year             $    3,910,816     $    2,423,949    $    5,797,952    $    6,404,563
                                      ======================================================================

                                           RYDEX VT JAPAN 2X STRATEGY            RYDEX VT LEISURE
                                            2009              2008            2009              2008
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (40,500)   $      (28,038)   $     (8,975)   $      (15,844)
    Capital gains distributions                    -                 -               -           278,364
    Realized capital gain (loss) on
       sales of fund shares                 (712,435)       (2,713,837)       (472,480)       (1,024,665)
    Change in unrealized
       appreciation/depreciation on
       investments during the year         1,155,587          (172,997)        589,149          (196,176)
                                      -------------------------------------------------------------------
  Net increase (decrease) in
     net assets from operations              402,652        (2,914,872)        107,694          (958,321)

  From contract owner
    transactions:
    Variable annuity deposits                 51,855           420,074               -            20,645
    Contract owner maintenance
       charges                               (52,885)          (73,364)         (6,339)          (13,912)
    Terminations and withdrawals            (607,413)         (737,676)        (77,992)          (97,122)
    Annuity payments                            (203)           (1,004)           (240)           (1,371)
    Transfers between
       subaccounts, net                   (1,194,754)        2,964,766         272,259          (462,349)
                                      -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (1,803,400)        2,572,796         187,688          (554,109)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
 assets                                   (1,400,748)         (342,076)        295,382        (1,512,430)
Net assets at beginning of year            5,355,860         5,697,936         409,779         1,922,209
                                      -------------------------------------------------------------------
Net assets at end of year             $    3,955,112    $    5,355,860    $    705,161    $      409,779
                                      ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                                   RYDEX VT MULTI-CAP CORE
                                         RYDEX VT MID-CAP 1.5X STRATEGY                    EQUITY
                                               2009             2008                2009              2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         (36,496)  $       (81,960)  $         (3,134)  $        (1,657)
     Capital gains distributions                        -                 -                  -               750
     Realized capital gain (loss) on
       sales of fund shares                    (2,367,412)       (3,715,640)           (33,471)         (216,274)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              2,856,076          (432,669)            76,639              (159)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       452,168        (4,230,269)            40,034          (217,340)

   From contract owner transactions:
     Variable annuity deposits                    215,277            71,062              1,495            24,540
     Contract owner maintenance
       charges                                    (43,110)          (79,389)            (2,181)           (5,805)
     Terminations and withdrawals                (448,655)       (1,037,864)           (17,124)          (67,349)
     Annuity payments                                (395)           (2,058)                 -                 -

     Transfers between subaccounts,
       net                                      2,617,122        (1,520,988)          (257,038)          146,467
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               2,340,239        (2,569,237)          (274,848)           97,853
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets           2,792,407        (6,799,506)          (234,814)         (119,487)
Net assets at beginning of year                 3,246,105        10,045,611            316,106           435,593
                                        -------------------------------------------------------------------------
Net assets at end of year               $       6,038,512   $     3,246,105   $         81,292   $       316,106
                                        =========================================================================

                                                 RYDEX VT MULTI-HEDGE
                                                      STRATEGIES                       RYDEX VT NASDAQ-100
                                                2009                2008             2009                2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $          (1,736)  $       (23,406)  $       (107,954)  $       (79,792)
     Capital gains distributions                        -                 -                  -                 -
     Realized capital gain (loss) on
       sales of fund shares                      (455,658)         (310,487)         2,717,808        (4,108,437)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                308,012          (359,497)         1,171,226          (462,835)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (149,382)         (693,390)         3,781,080        (4,651,064)

   From contract owner transactions:
     Variable annuity deposits                    119,479           288,765            142,627           744,358
     Contract owner maintenance
       charges                                    (25,654)          (23,609)           (94,089)          (74,972)
     Terminations and withdrawals                (260,799)         (285,346)          (963,490)         (998,692)
     Annuity payments                                   -                 -               (516)           (2,814)
     Transfers between subaccounts,
       net                                        803,099           641,663          2,261,294        (2,826,433)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 636,125           621,473          1,345,826        (3,158,553)
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets             486,743           (71,917)         5,126,906        (7,809,617)

Net assets at beginning of year                 2,398,382         2,470,299          4,162,501        11,972,118
                                        -------------------------------------------------------------------------
Net assets at end of year               $       2,885,125   $     2,398,382   $      9,289,407   $     4,162,501
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                               RYDEX VT NASDAQ-100 2X
                                                     STRATEGY                            RYDEX VT NOVA
                                               2009               2008               2009              2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (154,113)  $      (194,589)  $        (28,766)  $       (91,798)
     Capital gains distributions                        -                 -                  -                 -
     Realized capital gain (loss) on
       sales of fund shares                     2,599,731       (15,507,893)          (924,594)       (7,074,902)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              5,856,882        (2,393,838)         5,911,740        (3,296,332)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     8,302,500       (18,096,320)         4,958,380       (10,463,032)

   From contract owner transactions:
     Variable annuity deposits                  3,048,468          1,808,163           297,807         1,234,736
     Contract owner maintenance
       charges                                   (185,268)         (182,282)          (170,449)         (150,879)
     Terminations and withdrawals              (1,629,075)       (1,015,596)        (1,942,415)       (1,974,934)
     Annuity payments                                   -                 -                  -                 -
     Transfers between subaccounts,
       net                                       (435,243)          690,416          2,382,720         6,264,600
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 798,882         1,300,701            567,663         5,373,523
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets           9,101,382       (16,795,619)         5,526,043        (5,089,509)
Net assets at beginning of year                 9,779,219        26,574,838         12,547,166        17,636,675
                                        -------------------------------------------------------------------------
Net assets at end of year               $      18,880,601   $     9,779,219   $     18,073,209   $    12,547,166
                                        =========================================================================

                                              RYDEX VT PRECIOUS METALS              RYDEX VT REAL ESTATE
                                              2009                2008            2009                2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (278,630)  $      (347,153)  $         80,311   $       (62,458)
     Capital gains distributions                        -                 -                  -           395,459
     Realized capital gain (loss) on
       sales of fund shares                     4,683,452        (6,058,993)        (2,776,607)       (4,046,986)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              2,079,466        (2,516,889)         3,631,714          (679,024)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     6,484,288        (8,923,035)           935,418        (4,393,009)

   From contract owner transactions:
     Variable annuity deposits                    504,369         1,873,956             85,691           285,846
     Contract owner maintenance
       charges                                   (258,682)         (310,967)           (56,855)          (86,706)
     Terminations and withdrawals              (2,554,001)       (2,736,588)          (615,430)         (806,122)
     Annuity payments                                 (87)             (393)                 -               (24)
     Transfers between subaccounts,
       net                                        278,829        (4,494,780)         4,351,679         1,392,763
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              (2,029,572)       (5,668,772)         3,765,085           785,757
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets           4,454,716       (14,591,807)         4,700,503        (3,607,252)
Net assets at beginning of year                17,758,061        32,349,868          4,222,216         7,829,468
                                        -------------------------------------------------------------------------
Net assets at end of year               $      22,212,777   $    17,758,061   $      8,922,719   $     4,222,216
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                                   RYDEX VT RUSSELL 2000 1.5X
                                                RYDEX VT RETAILING                          STRATEGY
                                              2009               2008                2009             2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         (19,393)  $       (13,009)  $        (31,660)  $       (33,799)
     Capital gains distributions                        -             1,985                  -                 -
     Realized capital gain (loss) on
       sales of fund shares                       208,467        (1,145,075)           457,995        (2,164,874)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                261,975           591,397            309,143           361,986
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       451,049          (564,702)           735,478        (1,836,687)

   From contract owner transactions:
     Variable annuity deposits                     46,501            28,243             50,459            36,220
     Contract owner maintenance
       charges                                    (15,381)          (10,150)           (33,824)          (38,601)
     Terminations and withdrawals                (215,955)          (91,570)          (365,752)         (505,871)
     Annuity payments                                (526)                -                  -               (16)
     Transfers between subaccounts,
       net                                         65,165           371,290           (402,311)          555,144
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (120,196)          297,813           (751,428)           46,876
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets             330,853          (266,889)           (15,950)       (1,789,811)
Net assets at beginning of year                   839,686         1,106,575          2,693,654         4,483,465
                                        -------------------------------------------------------------------------
Net assets at end of year               $       1,170,539          $839,686   $      2,677,704   $     2,693,654
                                        =========================================================================

                                              RYDEX VT RUSSELL 2000 2X
                                                      STRATEGY                     RYDEX VT S&P 500 2X STRATEGY
                                              2009                2008                2009              2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         (33,809)  $        17,515   $        (35,574)  $      (145,330)
     Capital gains distributions                        -                 -                  -                 -
     Realized capital gain (loss) on
       sales of fund shares                      (580,585)       (2,944,347)         1,375,652       (14,466,714)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                349,586           (65,029)           521,481         1,530,877
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (264,808)       (2,991,861)         1,861,559       (13,081,167)

   From contract owner transactions:
     Variable annuity deposits                  1,174,061           236,744            292,202           486,061
     Contract owner maintenance
       charges                                    (25,639)          (32,934)           (98,763)         (132,864)
     Terminations and withdrawals                (156,685)         (314,410)          (845,765)         (994,604)
     Annuity payments                                   -                 -                  -                 -
     Transfers between subaccounts,
       net                                       (440,933)        2,868,667          1,008,120         8,216,281
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 550,804         2,758,067            355,794         7,574,874
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets             285,996          (233,794)         2,217,353        (5,506,293)
Net assets at beginning of year                 2,546,667         2,780,461          8,073,672        13,579,965
                                        -------------------------------------------------------------------------
Net assets at end of year               $       2,832,663   $     2,546,667   $     10,291,025   $     8,073,672
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                            RYDEX VT S&P 500 PURE GROWTH            RYDEX VT S&P 500 PURE VALUE
                                               2009               2008                2009             2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (117,647)  $       (89,735)  $         51,136   $       (37,146)
     Capital gains distributions                        -                 -                  -           947,956
     Realized capital gain (loss) on
       sales of fund shares                     1,475,574        (2,847,735)        (1,326,336)       (6,253,398)
     Change in unrealized
         appreciation/depreciation on
         investments during the year            2,710,721          (479,062)         3,328,126           165,484
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     4,068,648        (3,416,532)         2,052,926        (5,177,104)

   From contract owner transactions:
     Variable annuity deposits                    288,174         1,138,601             96,011           423,089
     Contract owner maintenance
       charges                                   (118,163)          (68,408)           (57,650)          (96,902)
     Terminations and withdrawals              (1,283,081)         (722,166)          (635,918)       (1,214,762)
     Annuity payments                                (588)                -                  -            (2,979)
     Transfers between subaccounts,
       net                                      6,925,041        (5,954,044)         2,281,915        (4,032,002)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
   assets from contract owner
     transactions                               5,811,383        (5,606,017)         1,684,358        (4,923,556)
                                        -------------------------------------------------------------------------
  Net increase (decrease) in net assets         9,880,031        (9,022,549)         3,737,284       (10,100,660)
  Net assets at beginning of year               3,432,099        12,454,648          3,436,626        13,537,286
                                        -------------------------------------------------------------------------
  Net assets at end of year             $      13,312,130        $3,432,099   $      7,173,910   $     3,436,626
                                        =========================================================================

                                                 RYDEX VT S&P MIDCAP 400             RYDEX VT S&P MIDCAP 400
                                                      PURE GROWTH                          PURE VALUE
                                                2009                2008              2009              2008
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (103,436)  $      (125,284)  $          2,841   $       (73,052)
     Capital gains distributions                        -                 -                  -           691,764
     Realized capital gain (loss) on
       sales of fund shares                      (485,917)       (2,886,392)          (792,916)       (2,705,840)
     Change in unrealized
         appreciation/depreciation on
         investments during the year            4,155,460        (1,255,848)         2,836,609        (1,309,976)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     3,566,107        (4,267,524)         2,046,534        (3,397,104)

   From contract owner transactions:
     Variable annuity deposits                    264,195           367,932             47,076           229,283
     Contract owner maintenance
       charges                                    (92,147)         (113,231)           (53,363)          (67,172)
     Terminations and withdrawals              (1,045,674)       (1,215,895)          (544,665)         (821,495)
     Annuity payments                                (523)           (3,142)              (530)           (3,015)
     Transfers between subaccounts,
       net                                      4,009,607        (1,342,014)         2,638,007        (1,507,854)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
   assets from contract owner
     transactions                               3,135,458        (2,306,350)         2,086,525        (2,170,253)
                                        -------------------------------------------------------------------------
  Net increase (decrease) in net assets         6,701,565        (6,573,874)         4,133,059        (5,567,357)
  Net assets at beginning of year               5,466,534        12,040,408          2,887,934         8,455,291
                                        -------------------------------------------------------------------------
  Net assets at end of year             $      12,168,099   $     5,466,534   $      7,020,993   $     2,887,934
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                             RYDEX VT S&P SMALLCAP 600          RYDEX VT S&P SMALLCAP 600
                                                    PURE GROWTH                        PURE VALUE
                                               2009             2008              2009             2008
                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (57,958)  $       (72,188)  $          7,845   $     (10,042)
     Capital gains distributions                       -                 -                  -               -
     Realized capital gain (loss) on
       sales of fund shares                     (441,992)       (2,674,229)           (75,749)     (4,571,697)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             1,052,116          (110,291)         1,373,397         982,749
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      552,166        (2,856,708)         1,305,493      (3,598,990)

   From contract owner transactions:
     Variable annuity deposits                   122,763           304,772            141,138         141,864
     Contract owner maintenance
       charges                                   (50,809)          (60,093)           (61,754)        (58,548)
     Terminations and withdrawals               (690,431)         (672,943)          (679,440)       (715,664)
     Annuity payments                                  -            (2,976)                 -             (23)
     Transfers between subaccounts,
       net                                       560,098         3,627,584          1,892,870       2,610,181
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (58,379)        3,196,344          1,292,814       1,977,810
                                        ----------------------------------------------------------------------
Net increase (decrease) in net assets            493,787           339,636          2,598,307      (1,621,180)
Net assets at beginning of year                4,613,738         4,274,102          2,739,488       4,360,668
                                        ----------------------------------------------------------------------
Net assets at end of year               $      5,107,525   $     4,613,738   $      5,337,795   $   2,739,488
                                        ======================================================================

                                          RYDEX VT STRENGTHENING DOLLAR
                                                     2X STRATEGY                     RYDEX VT TECHNOLOGY
                                              2009                2008           2009                 2008
                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (21,995)  $       (30,240)  $       (114,662)  $     (70,854)
     Capital gains distributions                 693,765                 -                  -         592,206
     Realized capital gain (loss) on
       sales of fund shares                     (731,581)          (74,756)            59,361      (2,273,117)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (342,188)          (43,980)         3,951,177      (1,973,398)
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (401,999)         (148,976)         3,895,876      (3,725,163)

   From contract owner transactions:
     Variable annuity deposits                   102,725           119,089            171,810         289,496
     Contract owner maintenance
       charges                                   (20,415)          (18,437)          (106,357)        (52,922)
     Terminations and withdrawals               (250,829)         (137,650)        (1,043,950)       (477,774)
     Annuity payments                                  -                 -               (529)              -
     Transfers between subaccounts,
       net                                     3,188,435        (1,699,640)         8,887,664      (3,290,820)
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              3,019,916        (1,736,638)         7,908,638      (3,532,020)
                                        ----------------------------------------------------------------------
Net increase (decrease) in net assets          2,617,917        (1,885,614)        11,804,514      (7,257,183)
Net assets at beginning of year                  753,898         2,639,512          2,783,824      10,041,007
                                        ----------------------------------------------------------------------
Net assets at end of year               $      3,371,815   $       753,898  $      14,588,338   $   2,783,824
                                        ======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                            RYDEX VT TELECOMMUNICATIONS            RYDEX VT TRANSPORTATION
                                              2009             2008                 2009             2008
                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         26,678   $       (30,788)  $         (5,556)  $     (34,583)
     Capital gains distributions                       -           580,525                  -          47,000
     Realized capital gain (loss) on
       sales of fund shares                   (1,004,107)       (1,423,424)          (584,657)     (1,561,043)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             1,266,232        (1,001,877)           456,740         402,875
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      288,803        (1,875,564)          (133,473)     (1,145,751)

   From contract owner transactions:
     Variable annuity deposits                    43,259           115,500             13,182          36,044
     Contract owner maintenance
       charges                                   (33,592)          (40,493)            (9,464)        (29,462)
     Terminations and withdrawals               (449,655)         (469,248)          (101,025)       (239,402)
     Annuity payments                               (531)                -                  -             (1)
     Transfers between subaccounts,
       net                                    (1,152,738)       (1,434,664)        (1,112,084)      2,382,632
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (1,593,257)       (1,828,905)        (1,209,391)      2,149,811
                                        ----------------------------------------------------------------------
Net increase (decrease) in net assets         (1,304,454)       (3,704,469)        (1,342,864)      1,004,060
Net assets at beginning of year                3,761,762         7,466,231          2,296,383       1,292,323
                                        ----------------------------------------------------------------------
Net assets at end of year               $      2,457,308   $     3,761,762   $        953,519   $   2,296,383
                                        ======================================================================

                                            RYDEX VT U.S. GOVERNMENT
                                                    MONEY MARKET                     RYDEX VT UTILITIES
                                             2009                2008            2009                 2008
                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $     (2,842,091)  $      (541,722)  $        215,369   $    (110,131)
     Capital gains distributions                  53,224                 -                  -          93,627
     Realized capital gain (loss) on
       sales of fund shares                            -                 -         (1,448,377)     (4,502,180)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                     -                 -          1,525,326          83,521
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (2,788,867)         (541,722)           292,318      (4,435,163)

   From contract owner transactions:
     Variable annuity deposits                34,123,408        80,681,518            128,110         713,911
     Contract owner maintenance
       charges                                (3,259,747)       (4,111,589)           (75,694)       (128,910)
     Terminations and withdrawals            (58,705,706)      (79,234,846)          (918,480)     (1,250,738)
     Annuity payments                            (10,949)           (5,498)              (574)              -
     Transfers between subaccounts,
       net                                   (87,690,431)       54,497,475            785,452     (11,843,811)
                                        ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (115,543,425)       51,827,060            (81,186)    (12,509,548)
                                        ----------------------------------------------------------------------
Net increase (decrease) in net assets       (118,332,292)       51,285,338            211,132     (16,944,711)
Net assets at beginning of year              276,316,984       225,031,646          6,656,561      23,601,272
                                        ----------------------------------------------------------------------
Net assets at end of year               $    157,984,692   $   276,316,984   $      6,867,693   $   6,656,561
                                        ======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                           RYDEX VT WEAKENING DOLLAR 2X
                                                    STRATEGY                 SBL ALL CAP VALUE
                                              2009              2008                2009
                                        -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (27,676)  $       (86,713)  $          (1,416)
     Capital gains distributions                       -                 -                   -
     Realized capital gain (loss) on
       sales of fund shares                     (532,230)       (1,472,390)             28,597
     Change in unrealized
       appreciation/depreciation on
       investments during the year               307,806           308,503              28,241
                                        -------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (252,100)       (1,250,600)             55,422

   From contract owner transactions:
     Variable annuity deposits                    40,243           836,064               5,676
     Contract owner maintenance
       charges                                   (28,559)          (77,957)             (1,097)
     Terminations and withdrawals               (365,736)         (629,659)             (7,380)
     Annuity payments                               (306)           (1,236)                  -
     Transfers between subaccounts,
       net                                    (4,048,229)         (260,944)            336,301
                                        -------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (4,402,587)         (133,732)            333,500
                                        -------------------------------------------------------
Net increase (decrease) in net
   assets                                     (4,654,687)       (1,384,332)            388,922
Net assets at beginning of year                5,989,060         7,373,392                   -
                                        -------------------------------------------------------
Net assets at end of year               $      1,334,373   $     5,989,060   $         388,922
                                        =======================================================

                                                   SBL GLOBAL                     SBL LARGE CAP VALUE
                                             2009              2008            2009                2008*
                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       (127,481)  $      (275,114)  $          (4,409)  $      (42)
     Capital gains distributions                       -                 -                   -            -
     Realized capital gain (loss) on
       sales of fund shares                   (1,543,029)       (1,304,988)             48,016        1,794
     Change in unrealized
       appreciation/depreciation on
       investments during the year             3,585,035        (9,814,000)             66,090          144
                                        --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    1,914,525       (11,394,102)            109,697        1,896

   From contract owner transactions:
     Variable annuity deposits                   131,069           841,817              34,371        1,325
     Contract owner maintenance
       charges                                  (122,720)         (273,792)             (7,663)         (34)
     Terminations and withdrawals             (1,696,506)       (3,492,461)            119,535)      (1,230)
     Annuity payments                                  -               (21)                  -            -
     Transfers between subaccounts,
       net                                    (1,647,925)      (13,393,866)            775,723        1,674
                                        --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (3,336,082)      (16,318,323)            682,896        1,735
                                        --------------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (1,421,557)      (27,712,425)            792,593        3,631
Net assets at beginning of year               12,593,168        40,305,593               3,631            -
                                        --------------------------------------------------------------------
Net assets at end of year               $     11,171,611   $    12,593,168   $         796,224   $    3,631
                                        ====================================================================

* For the period from November 17, 2008 (inception date) to December 31, 2008. See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                 SBL MID CAP GROWTH                SBL MID CAP VALUE
                                               2009               2008*          2009             2008*
                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (6,842)  $           (19)  $          (8,845)  $        (88)
     Capital gains distributions                       -                 -                   -              -
     Realized capital gain (loss) on
       sales of fund shares                       73,990                 1             116,017           (519)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               152,529             1,931             234,145          8,321
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      219,677             1,913             341,317          7,714

   From contract owner transactions:
     Variable annuity deposits                       869                 -              41,697            750
     Contract owner maintenance
       charges                                    (7,571)              (20)             (9,720)          (124)
     Terminations and withdrawals                (53,843)                -             (81,591)          (247)
     Annuity payments                                  -                 -                   -              -
     Transfers between subaccounts,
       net                                       727,074            33,719           1,634,187        116,187
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                666,529            33,699           1,584,573        116,566
                                       -----------------------------------------------------------------------
Net increase (decrease) in net
   assets                                        886,206            35,612           1,925,890        124,280
Net assets at beginning of year                   35,612                 -             124,280              -
                                       -----------------------------------------------------------------------
Net assets at end of year              $         921,818   $        35,612   $       2,050,170  $     124,280
                                       =======================================================================

                                                                               TEMPLETON DEVELOPING MARKETS
                                              SBL SMALL CAP VALUE                      SECURITIES
                                              2009             2008                2009                2008
                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (95,017)  $      (132,382)  $          51,421   $      7,232
     Capital gains distributions                       -                 -              11,238        116,415
     Realized capital gain (loss) on
       sales of fund shares                     (720,473)         (252,491)            738,238          9,169
     Change in unrealized
       appreciation/depreciation on
       investments during the year             4,434,784        (5,009,787)          1,113,569       (504,349)
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    3,619,294        (5,394,660)          1,914,466       (371,533)

   From contract owner transactions:
     Variable annuity deposits                   114,689           210,590             428,036         33,722
     Contract owner maintenance
       charges                                  (108,685)         (135,792)            (57,979)        (6,472)
     Terminations and withdrawals             (1,465,149)       (1,329,868)           (513,835)       (61,132)
     Annuity payments                                  -            (1,086)                  -              -
     Transfers between subaccounts,
       net                                      (751,016)         (640,676)          4,088,423        946,092
                                       -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (2,210,161)       (1,896,832)          3,944,645        912,210
                                       -----------------------------------------------------------------------
Net increase (decrease) in net
   assets                                      1,409,133        (7,291,492)          5,859,111        540,677
Net assets at beginning of year                8,019,929        15,311,421           1,357,992        817,315
                                       -----------------------------------------------------------------------
Net assets at end of year               $      9,429,062   $     8,019,929   $       7,217,103   $  1,357,992
                                       =======================================================================

* For the period from November 17, 2008 (inception date) to December 31, 2008. See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                                                                                        WELLS FARGO ADVANTAGE VT
                                       TEMPLETON FOREIGN SECURITIES     VAN KAMPEN LIT GOVERNMENT            OPPORTUNITY
                                             2009            2008           2009            2008         2009              2008
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $      8,626   $     12,470   $    67,476   $      104,668   $     (43,871)  $       23,799
     Capital gains distributions              32,886        124,475             -                -               -        1,326,484
     Realized capital gain (loss) on
       sales of fund shares                  (16,174)        53,603       (45,219)        (102,577)       (946,297)      (2,687,235)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           289,755       (794,555)      (28,719)         (30,555)      2,113,866       (1,970,754)
                                        --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  315,093       (604,007)       (6,462)         (28,464)      1,123,698       (3,307,706)
   From contract owner transactions:
     Variable annuity deposits               282,784         10,700           875            6,249          33,817          104,992
     Contract owner maintenance
       charges                               (14,489)       (13,057)       (7,986)         (17,068)        (35,954)         (73,722)
     Terminations and withdrawals           (251,969)      (301,818)      (80,966)        (238,767)       (593,571)        (868,831)
     Annuity payments                              -              -             -                -               -                -
     Transfers between subaccounts,
       net                                   835,241         (4,196)      240,502       (1,315,511)        145,653       (1,665,776)
                                        --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            851,567       (308,371)      152,425       (1,565,097)       (450,055)      (2,503,337)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      1,166,660       (912,378)      145,963       (1,593,561)        673,643       (5,811,043)
Net assets at beginning of year              796,921      1,709,299       513,676        2,107,237       3,110,912        8,921,955
                                        --------------------------------------------------------------------------------------------
Net assets at end of year               $  1,963,581   $    796,921   $   659,639   $      513,676   $   3,784,555   $    3,110,912
                                        ============================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity
                         Notes to Financial Statements

                               December 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

      SUBACCOUNT                                                MUTUAL FUND
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      AIM V.I. Capital Appreciation Fund - Series I
AIM V.I. International Growth                      AIM V.I. International Growth Fund - Series II
AIM V.I. Mid Cap Core Equity                       AIM V.I. Mid Cap Core Equity Fund - Series II
Direxion Dynamic VP HY Bond                        Direxion Dynamic VP HY Bond
Dreyfus VIF International Value                    Dreyfus VIF International Value Portfolio - Service Class
Federated Fund for U.S. Government Securities II   Federated Fund for U.S. Government Securities II
Federated High Income Bond II                      Federated High Income Bond II - Service Shares
Fidelity VIP Contrafund                            Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                  Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                             Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment-Grade Bond                 Fidelity VIP Investment Grade Bond - Service Class 2
Franklin Small-Mid Cap Growth Securities (1)       Franklin Small-Mid Cap Growth Securities Fund - Class 2
Neuberger Berman AMT Guardian                      Neuberger Berman AMT Guardian - Class I
Neuberger Berman AMT Partners                      Neuberger Berman AMT Partners - Class I
Oppenheimer Main Street Small Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA - Service Class
PIMCO VIT Low Duration                             PIMCO VIT Low Duration Portfolio - Administrative Class
PIMCO VIT Real Return                              PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Total Return                             PIMCO VIT Total Return Portfolio - Administrative Class
RVT CLS AdvisorOne Amerigo                         RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                        RVT CLS AdvisorOne Berolina Fund
RVT CLS AdvisorOne Clermont                        RVT CLS AdvisorOne Clermont Fund
Rydex VT All-Asset Aggressive Strategy (1)         Rydex VT All-Asset Aggressive Strategy Fund
Rydex VT All-Asset Conservative Strategy (1)       Rydex VT All-Asset Conservative Strategy Fund
Rydex VT All-Asset Moderate Strategy (1)           Rydex VT All-Asset Moderate Strategy Fund

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


         SUBACCOUNT                                             MUTUAL FUND
-----------------------------------------------------------------------------------------------------
Rydex VT All-Cap Opportunity (2)                 Rydex VT All-Cap Opportunity Fund
Rydex VT Banking                                 Rydex VT Banking Fund
Rydex VT Basic Materials                         Rydex VT Basic Materials Fund
Rydex VT Biotechnology                           Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy                    Rydex VT Commodities Strategy Fund
Rydex VT Consumer Products                       Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy                         Rydex VT Dow 2x Strategy Fund
Rydex VT Electronics                             Rydex VT Electronics Fund
Rydex VT Energy                                  Rydex VT Energy Fund
Rydex VT Energy Services                         Rydex VT Energy Services Fund
Rydex VT Europe 1.25x Strategy                   Rydex VT Europe 1.25x Strategy Fund
Rydex VT Financial Services                      Rydex VT Financial Services Fund
Rydex VT Government Long Bond 1.2x Strategy      Rydex VT Government Long Bond 1.2x Strategy Fund
Rydex VT Health Care                             Rydex VT Health Care Fund
Rydex VT International Opportunity (2)           Rydex VT International Opportunity Fund
Rydex VT Internet                                Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy                 Rydex VT Inverse Dow 2x Strategy Fund
Rydex VT Inverse Government Long Bond Strategy   Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Inverse Mid-Cap Strategy                Rydex VT Inverse Mid-Cap Strategy Fund
Rydex VT Inverse NASDAQ-100 Strategy             Rydex VT Inverse NASDAQ-100 Strategy Fund
Rydex VT Inverse Russell 2000 Strategy           Rydex VT Inverse Russell 2000 Strategy Fund
Rydex VT Inverse S&P 500 Strategy                Rydex VT Inverse S&P 500 Strategy Fund
Rydex VT Japan 2x Strategy (3)                   Rydex VT Japan 2x Strategy Fund
Rydex VT Leisure                                 Rydex VT Leisure Fund
Rydex VT Mid-Cap 1.5x Strategy                   Rydex VT Mid-Cap 1.5x Strategy Fund
Rydex VT Multi-Cap Core Equity                   Rydex VT Multi-Cap Core Equity Fund
Rydex VT Multi-Hedge Strategies (2)              Rydex VT Multi-Hedge Strategies Fund
Rydex VT NASDAQ-100                              Rydex VT NASDAQ-100 Fund
Rydex VT NASDAQ-100 2x Strategy                  Rydex VT NASDAQ-100 2x Strategy Fund
Rydex VT Nova                                    Rydex VT Nova Fund
Rydex VT Precious Metals                         Rydex VT Precious Metals Fund
Rydex VT Real Estate                             Rydex VT Real Estate Fund
Rydex VT Retailing                               Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy              Rydex VT Russell 2000 1.5x Strategy Fund
Rydex VT Russell 2000 2x Strategy                Rydex VT Russell 2000 2x Strategy Fund
Rydex VT S&P 500 2x Strategy                     Rydex VT S&P 500 2x Strategy Fund
Rydex VT S&P 500 Pure Growth (2)                 Rydex VT S&P 500 Pure Growth Fund
Rydex VT S&P 500 Pure Value (2)                  Rydex VT S&P 500 Pure Value Fund
Rydex VT S&P MidCap 400 Pure Growth (2)          Rydex VT S&P MidCap 400 Pure Growth Fund
Rydex VT S&P MidCap 400 Pure Value (2)           Rydex VT S&P MidCap 400 Pure Value Fund

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            SUBACCOUNT                                                 MUTUAL FUND
----------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth (2)           Rydex VT S&P SmallCap 600 Pure Growth Fund
Rydex VT S&P SmallCap 600 Pure Value (2)            Rydex VT S&P SmallCap 600 Pure Value Fund
Rydex VT Strengthening Dollar 2x Strategy (2)       Rydex VT Strengthening Dollar 2x Strategy Fund
Rydex VT Technology                                 Rydex VT Technology Fund
Rydex VT Telecommunications                         Rydex VT Telecommunications Fund
Rydex VT Transportation                             Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market               Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                                  Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy               Rydex VT Weakening Dollar 2x Strategy Fund
SBL All Cap Value (3)                               SBL Series O (SBL All Cap Value Fund)
SBL Global                                          SBL Series D (SBL Global Fund)
SBL Large Cap Value                                 SBL Series B (SBL Large Cap Value Fund)
SBL Mid Cap Growth                                  SBL Series J (SBL Mid Cap Growth Fund)
SBL Mid Cap Value                                   SBL Series V (SBL Mid Cap Value Fund)
SBL Small Cap Value                                 SBL Series Q (SBL Small Cap Value Fund)
Templeton Developing Markets Securities             Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities                        Templeton Foreign Securities Fund - Class 2
Van Kampen LIT Government                           Van Kampen LIT Government - Class II
Wells Fargo Advantage VT Opportunity                Wells Fargo Advantage VT Opportunity Fund

(1) Prior to July 1, 2009, these subaccounts were Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, and Rydex VT Essential Portfolio Moderate, respectively.
(2) Prior to May 1, 2009, these subaccounts were Rydex VT Sector Rotation, Rydex VT International Rotation, Rydex VT Japan 1.25x Strategy, Rydex VT Absolute Return Strategies, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, respectively.
(3) This subaccount was available for investment in 2008; however there was no activity until 2009.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

During 2009, the Rydex VT Hedged Equity Fund merged into the Rydex VT Multi-Hedge Strategies Fund. Pursuant to the plan of reorganization approved by the Rydex VT Hedged Equity shareholders, the Rydex VT Multi-Hedge Strategies acquired all of the net assets of the Rydex VT Hedged Equity, which totaled $625,229 on the closing date of the reorganization, May 29, 2009. A total of 34,992 shares were exchanged from the Rydex VT Hedged Equity. In exchange for the assets of the Rydex VT Hedged Equity, 31,432 shares of Rydex VT Multi-Hedge Strategies were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the PIMCO VIT StocksPLUS Growth and Income Portfolio shareholders, the PIMCO VIT StocksPLUS Growth and Income Portfolio liquidated all of its net assets, which totaled $291,741 on the closing date of the reorganization, July 17, 2009. A total of 52,371 shares were exchanged from the PIMCO VIT StocksPLUS Growth and Income Portfolio fund. In exchange for the assets of the PIMCO VIT StocksPLUS Growth and Income Portfolio fund, shares of Rydex Money Market were issued to shareholders of record immediately after the closing date.

Invesco Aim Advisors, Inc. (IAA) has engaged AIM Funds Management, Inc., Invesco Asset Management Limited, Invesco Global Asset management (N.A.) Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland GmbH, and Invesco Australia Limited to provide subadvisory services to the AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity. Rafferty Asset Management, LLC serves as investment advisor for Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus VIF International Value Portfolio. Federated Investment Management Company serves as investment advisor for Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II. Fidelity Management and Research Company
(FMR) has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMR Co., Inc. and Geode to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment-Grade Bond. Franklin Advisers, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management, LLC has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Guardian and Neuberger Berman AMT Partners. OppenheimerFunds,

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio and PIMCO VIT Total Return Portfolio. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Berolina Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment advisor for Rydex VT All- Cap Opportunity Fund, Rydex VT Banking Fund, Rydex VT Basic Materials Fund, Rydex VT Biotechnology Fund, Rydex VT Commodities Strategy Fund, Rydex VT Consumer Products Fund, Rydex VT Dow 2x Strategy Fund, Rydex VT Electronics Fund, Rydex VT Energy Fund, Rydex VT Energy Services Fund, Rydex VT All-Asset Aggressive Strategy Fund, Rydex VT All- Asset Conservative Strategy Fund, Rydex VT All-Asset Moderate Strategy Fund, Rydex VT Europe 1.25x Strategy Fund, Rydex VT Financial Services Fund, Rydex VT Government Long Bond 1.25x Strategy Fund, Rydex VT Health Care Fund, Rydex VT International Opportunity Fund, Rydex VT Internet Fund, Rydex VT Inverse Dow 2x Strategy Fund, Rydex VT Inverse Government Long Bond Strategy Fund, Rydex VT Inverse Mid-Cap Strategy Fund, Rydex VT Inverse NASDAQ-100(R) Strategy Fund, Rydex VT Inverse Russell 2000(R) Strategy Fund, Rydex VT Inverse S&P 500 Strategy Fund, Rydex VT Japan 2x Strategy Fund, Rydex VT Leisure Fund, Rydex VT Mid-Cap 1.5x Strategy Fund, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies Fund, Rydex VT NASDAQ-100(R) Fund, Rydex VT NASDAQ-100(R) 2x Strategy Fund, Rydex VT Nova Fund, Rydex VT Precious Metals Fund, Rydex VT Real Estate Fund, Rydex VT Retailing Fund, Rydex VT Russell 2000(R) 1.5x Strategy Fund, Rydex VT Russell 2000(R) 2x Strategy, Rydex VT S&P 500 2x Strategy Fund, Rydex VT S&P 500 Pure Growth Fund, Rydex VT S&P 500 Pure Value Fund, Rydex VT S&P MidCap 400 Pure Growth Fund, Rydex VT S&P MidCap 400 Pure Value Fund, Rydex VT S&P SmallCap 600 Pure Growth Fund, Rydex VT S&P SmallCap 600 Pure Value Fund, Rydex VT Strengthening Dollar 2x Strategy Fund, Rydex VT Technology Fund, Rydex VT Telecommunications Fund, Rydex VT Transportation Fund, Rydex VT U.S. Government Money Market Fund, Rydex VT Utilities Fund and Rydex VT Weakening Dollar 2x Strategy Fund. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value Fund, SBL Large Cap Value Fund, SBL Mid Cap Growth Fund, SBL Mid Cap Value Fund and SBL Small Cap Value Fund. SI has engaged Security Global Investors, LLC to provide subadvisory services to SBL Global Fund. Templeton Asset Management LTD. serves as investment advisor for Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Fargo Funds Management, LLC has engaged Wells Capital Management Incorporated to provide subadvisory services to Wells Fargo Advantage VT Opportunity Fund.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:

                                                        COST OF     PROCEEDS
SUBACCOUNT                                            PURCHASES    FROM SALES
------------------------------------------------------------------------------

AIM V.I. Capital Appreciation                      $ 1,766,054  $    2,172,177
AIM V.I. International Growth                        6,269,289       7,602,740
AIM V.I. Mid Cap Core Equity                         3,673,761       6,097,801

Direxion Dynamic VP HY Bond                         148,931,318    158,449,195
Dreyfus VIF International Value                       5,826,995      5,120,478
Federated Fund for U.S. Government Securities II     13,940,765     14,722,187
Federated High Income Bond II                        17,837,636     12,837,241
Fidelity VIP Contrafund                               5,264,134     11,096,981
Fidelity VIP Growth Opportunities                     4,367,438      2,635,935
Fidelity VIP Index 500                                4,707,850      4,461,608
Fidelity VIP Investment-Grade Bond                   22,539,572     10,501,466
Franklin Small-Mid Cap Growth Securities              1,381,665        824,885
Neuberger Berman AMT Guardian                         1,550,994      3,472,078
Neuberger Berman AMT Partners                         4,033,580      4,906,787
Oppenheimer Main Street Small Cap Fund/VA             1,334,033      1,706,369
PIMCO VIT Low Duration                               14,848,460     12,745,246
PIMCO VIT Real Return                                15,028,406     12,740,720
PIMCO VIT Total Return                               40,308,162     26,256,285
RVT CLS AdvisorOne Amerigo                            6,089,657     50,984,297
RVT CLS AdvisorOne Berolina                           5,300,829     18,515,405
RVT CLS AdvisorOne Clermont                           9,684,110     10,564,941
Rydex VT All-Asset Aggressive Strategy                2,462,905      2,871,990
Rydex VT All-Asset Conservative Strategy              4,209,725      5,861,954
Rydex VT All-Asset Moderate Strategy                  4,195,730      4,583,757

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                     COST OF        PROCEEDS
SUBACCOUNT                                          PURCHASES      FROM SALES
-------------------------------------------------------------------------------

Rydex VT All-Cap Opportunity                    $    1,158,487  $    4,400,422
Rydex VT Banking                                    16,276,455      19,948,168
Rydex VT Basic Materials                            56,706,947      55,473,761
Rydex VT Biotechnology                              13,298,029      16,123,508
Rydex VT Commodities Strategy                        9,990,020      10,167,970
Rydex VT Consumer Products                           6,447,467       7,700,336
Rydex VT Dow 2x Strategy                            45,472,733      54,195,154
Rydex VT Electronics                                16,461,234      13,711,784
Rydex VT Energy                                     19,167,347      20,712,299
Rydex VT Energy Services                            27,581,508      27,780,487
Rydex VT Europe 1.25x Strategy                      25,319,617      21,719,795
Rydex VT Financial Services                         12,227,959      13,187,354

Rydex VT Government Long Bond 1.2x Strategy        142,459,594     143,862,527
Rydex VT Health Care                                12,622,327      16,942,449
Rydex VT International Opportunity                   5,111,552       2,154,495
Rydex VT Internet                                   17,383,031      14,755,893

Rydex VT Inverse Dow 2x Strategy                   251,229,232     238,392,921

Rydex VT Inverse Government Long Bond Strategy     120,153,069     116,395,431
Rydex VT Inverse Mid-Cap Strategy                    6,999,881       4,873,888
Rydex VT Inverse NASDAQ-100 Strategy                73,966,699      70,601,741
Rydex VT Inverse Russell 2000 Strategy              61,177,001      58,227,858

Rydex VT Inverse S&P 500 Strategy                  115,374,410     112,300,098
Rydex VT Japan 2x Strategy                          11,834,670      13,678,570
Rydex VT Leisure                                     4,926,992       4,748,279
Rydex VT Mid-Cap 1.5x Strategy                      17,309,748      15,006,005
Rydex VT Multi-Cap Core Equity                         818,164       1,096,146
Rydex VT Multi-Hedge Strategies                      4,185,345       3,550,956
Rydex VT NASDAQ-100                                 48,703,704      47,465,832
Rydex VT NASDAQ-100 2x Strategy                     92,090,790      91,446,021
Rydex VT Nova                                       61,357,393      60,818,496

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                   COST OF       PROCEEDS
SUBACCOUNT                                        PURCHASES     FROM SALES
-----------------------------------------------------------------------------

Rydex VT Precious Metals                      $   59,253,104  $   61,561,306
Rydex VT Real Estate                              31,357,543      27,512,147
Rydex VT Retailing                                 8,554,920       8,694,509
Rydex VT Russell 2000 1.5x Strategy               28,039,326      28,822,414
Rydex VT Russell 2000 2x Strategy                 68,061,021      67,544,026

Rydex VT S&P 500 2x Strategy                     205,142,374     204,822,154
Rydex VT S&P 500 Pure Growth                      25,477,295      19,783,559
Rydex VT S&P 500 Pure Value                       24,419,040      22,683,546
Rydex VT S&P MidCap 400 Pure Growth               10,976,337       7,944,315
Rydex VT S&P MidCap 400 Pure Value                10,698,819       8,609,453
Rydex VT S&P SmallCap 600 Pure Growth             19,133,565      19,249,902
Rydex VT S&P SmallCap 600 Pure Value              29,426,045      28,125,386
Rydex VT Strengthening Dollar 2x Strategy         37,842,023      34,150,337
Rydex VT Technology                               21,957,563      14,163,587
Rydex VT Telecommunications                        8,903,129      10,469,708
Rydex VT Transportation                            5,478,817       6,693,764

Rydex VT U.S. Government Money Market            628,805,732     747,138,024
Rydex VT Utilities                                10,396,553      10,262,370
Rydex VT Weakening Dollar 2x Strategy             21,379,798      25,810,061
SBL All Cap Value                                  1,555,476       1,223,392
SBL Global                                         1,404,367       4,867,930
SBL Large Cap Value                                1,674,289         995,802
SBL Mid Cap Growth                                 1,566,527         906,840
SBL Mid Cap Value                                  2,544,830         969,102
SBL Small Cap Value                                3,589,388       5,894,566
Templeton Developing Markets Securities           15,100,528      11,093,224
Templeton Foreign Securities                       3,095,819       2,202,740
Van Kampen LIT Government                          1,748,360       1,528,459
Wells Fargo Advantage VT Opportunity               1,244,716       1,738,642

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECENTLY ADOPTED ACCOUNTING STANDARDS

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification(TM) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

         o Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

         o Level 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

         o Level 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

ADMINISTRATIVE CHARGE           SUBACCOUNT
--------------------------------------------------------------------------------

      0.25%             SBL Funds
      0.35%             AIM V.I. International Growth, AIM V.I. Mid Cap Core
                        Equity
      0.40%             Direxion Dynamic VP HY Bond, Dreyfus VIF International
                        Value Fund, Oppenheimer Main Street Small Cap Fund/VA
      0.45%             Van Kampen LIT Government Fund, Rydex Funds (Except
                        RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne
                        Berolina, and RVT CLS AdvisorOne Clermont)
      0.50%             Federated High Income Bond II and Fidelity Funds (except
                        Fidelity Index VIP 500), RVT CLS AdvisorOne Amerigo,
                        RVT CLS AdvisorOne Berolina, and RVT CLS
                        AdvisorOne Clermont.
      0.55%             Fidelity Index VIP 500, Wells Fargo Advantage
                        Opportunity VT, PIMCO VIT Low Duration, PIMCO VIT
                        Real Return, and PIMCO VIT Total Return.
      0.60%             AIM V.I. Capital Appreciation, Federated Fund U.S.
                        Government Securities II, Franklin Small-Mid Cap Growth,
                        Neuberger Berman Funds, and Templeton Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2009 and 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                         2009                                      2008
                                       ---------------------------------------   --------------------------------------
                                                                        NET                                     NET
                                         UNITS          UNITS        INCREASE       UNITS         UNITS       INCREASE
SUBACCOUNT                              ISSUED         REDEEMED     (DECREASE)     ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------   --------------------------------------
AIM V.I. CAPITAL APPRECIATION             366,486      (425,259)      (58,773)    1,155,115    (1,525,156)    (370,041)
AIM V.I. INTERNATIONAL GROWTH           1,127,569    (1,309,593)     (182,024)    1,861,508    (3,181,440)  (1,319,932)
AIM V.I. MID CAP CORE EQUITY              578,197      (889,957)     (311,760)    2,272,768    (2,113,122)     159,646
DIREXION DYNAMIC VP HY BOND            21,713,554   (22,825,020)   (1,111,466)   12,622,902    (8,843,025)   3,779,877
DREYFUS VIF INTERNATIONAL VALUE           984,328      (789,835)      194,493       553,801      (890,549)    (336,748)
FEDERATED FUND FOR U.S.
  GOVERNMENT SECURITIES II              1,541,454    (1,628,726)      (87,272)    1,745,227    (1,459,082)     286,145
FEDERATED HIGH INCOME BOND II           2,065,055    (1,745,978)      319,077     1,990,470    (2,111,206)    (120,736)
FIDELITY VIP CONTRAFUND                 1,068,591    (1,667,115)     (598,524)    2,578,857    (3,851,409)  (1,272,552)
FIDELITY VIP GROWTH
  OPPORTUNITIES                           823,855      (472,294)      351,561     1,015,074    (2,498,493)  (1,483,419)
FIDELITY VIP INDEX 500                    968,891      (939,393)       29,498     3,041,033    (3,538,879)    (497,846)
FIDELITY VIP INVESTMENT-GRADE
  BOND                                  2,616,386    (1,563,152)    1,053,234     1,580,984    (1,738,505)    (157,521)
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES                              231,067      (129,731)      101,336        16,658       (32,514)     (15,856)
NEUBERGER BERMAN AMT
  GUARDIAN                                265,203      (545,357)     (280,154)    1,200,657    (1,035,745)     164,912
NEUBERGER BERMAN AMT
  PARTNERS                                530,607      (808,090)     (277,483)    1,258,711    (1,453,317)    (194,606)
OPPENHEIMER MAIN STREET SMALL
  CAP FUND/VA                             255,545      (308,728)      (53,183)      488,587      (400,470)      88,117
PIMCO VIT LOW DURATION                  1,857,789    (1,704,700)      153,089     1,898,072    (1,479,137)     418,935
PIMCO VIT REAL RETURN                   1,892,358    (1,708,414)      183,944     5,969,277    (6,457,501)    (488,224)
PIMCO VIT TOTAL RETURN                  5,013,721    (3,972,647)    1,041,074     6,471,725    (5,351,310)   1,120,415
RVT CLS ADVISORONE AMERIGO              1,974,181    (6,611,022)   (4,636,841)    2,979,564    (5,438,994)  (2,459,430)
RVT CLS ADVISORONE BEROLINA             1,407,015    (3,196,643)   (1,789,628)    1,371,606    (2,093,621)    (722,015)
RVT CLS ADVISORONE CLERMONT             1,775,969    (1,837,798)      (61,829)    1,594,383    (1,784,184)    (189,801)
RYDEX VT ALL-ASSET AGGRESSIVE
  STRATEGY                                345,926      (385,431)      (39,505)      255,951      (343,083)     (87,132)
RYDEX VT ALL-ASSET
  CONSERVATIVE STRATEGY                   524,093      (705,106)     (181,013)    1,158,945    (1,006,267)     152,678
RYDEX VT ALL-ASSET MODERATE
  STRATEGY                                582,820      (595,689)      (12,869)    1,058,475      (786,592)     271,883
RYDEX VT ALL-CAP OPPORTUNITY              222,021      (608,561)     (386,540)    1,334,881    (1,821,222)    (486,341)
RYDEX VT BANKING                        4,653,454    (5,376,569)     (723,115)    4,795,628    (3,989,478)     806,150
RYDEX VT BASIC MATERIALS                5,363,991    (5,318,497)       45,494     3,335,636    (4,568,422)  (1,232,786)
RYDEX VT BIOTECHNOLOGY                  2,956,966    (3,519,259)     (562,293)    4,273,199    (3,833,076)     440,123
RYDEX VT COMMODITIES STRATEGY           2,528,329    (2,602,833)      (74,504)    6,473,187    (6,715,668)    (242,481)
RYDEX VT CONSUMER PRODUCTS                844,795      (971,058)     (126,263)    1,586,727    (1,966,047)    (379,320)
RYDEX VT DOW 2X STRATEGY               13,548,298   (16,243,079)   (2,694,781)   12,381,562    (9,913,432)   2,468,130
RYDEX VT ELECTRONICS                    6,352,725    (5,197,589)    1,155,136     2,405,271    (1,977,429)     427,842
RYDEX VT ENERGY                         2,611,874    (2,776,579)     (164,705)    3,905,521    (4,373,363)    (467,842)

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                         2009                                     2008
                                    ------------------------------------------  ----------------------------------------
                                                                       NET                                      NET
                                          UNITS         UNITS        INCREASE       UNITS        UNITS        INCREASE
SUBACCOUNT                               ISSUED        REDEEMED     (DECREASE)     ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------  ----------------------------------------
RYDEX VT ENERGY SERVICES                4,066,543    (4,176,215)     (109,672)    3,263,406    (4,060,575)    (797,169)

RYDEX VT EUROPE 1.25X STRATEGY          4,686,698    (4,215,681)      471,017     2,310,760    (4,277,997)  (1,967,237)

RYDEX VT FINANCIAL SERVICES             3,534,147    (3,716,522)     (182,375)    2,803,239    (2,537,269)     265,970
RYDEX VT GOVERNMENT LONG
  BOND 1.2X STRATEGY                   16,189,589   (16,668,788)     (479,199)   18,593,064   (18,961,425)    (368,361)
RYDEX VT HEALTH CARE                    2,214,764    (2,820,032)     (605,268)    4,172,444    (3,803,682)     368,762
RYDEX VT INTERNATIONAL
  OPPORTUNITY                             462,855      (212,276)      250,579         3,050            (2)       3,048

RYDEX VT INTERNET                       4,643,596    (3,995,539)      648,057     1,236,985    (1,353,332)    (116,347)
RYDEX VT INVERSE DOW 2X STRATEGY       46,368,823   (44,859,743)    1,509,080    23,352,299   (23,888,301)    (536,002)

RYDEX VT INVERSE GOVERNMENT
  LONG BOND STRATEGY                   27,562,402   (26,689,744)      872,658    17,157,759   (17,360,490)    (202,731)
RYDEX VT INVERSE MID-CAP
  STRATEGY                              1,157,871      (818,107)      339,764     1,163,408    (1,150,122)      13,286
RYDEX VT INVERSE NASDAQ-100
  STRATEGY                             15,690,203   (15,176,350)      513,853    16,677,466   (16,828,144)    (150,678)
RYDEX VT INVERSE RUSSELL 2000
  STRATEGY                             12,106,573   (11,641,829)      464,744     9,875,901   (10,160,741)    (284,840)
RYDEX VT INVERSE S&P 500
  STRATEGY                             22,430,668   (22,175,978)      254,690    34,843,229   (35,458,783)    (615,554)
RYDEX VT JAPAN 2X STRATEGY              3,079,174    (3,409,907)     (330,733)    2,890,276    (2,611,526)     278,750
RYDEX VT LEISURE                        1,087,947    (1,058,043)       29,904       346,179      (468,302)    (122,123)
RYDEX VT MID-CAP 1.5X
  STRATEGY                              2,682,810    (2,546,118)      136,692     1,990,594    (2,159,861)    (169,267)
RYDEX VT MULTI-CAP CORE
  EQUITY                                  148,496      (194,399)      (45,903)      410,285      (398,923)      11,362
RYDEX VT MULTI-HEDGE
  STRATEGIES                              658,966      (567,271)       91,695       656,226      (595,299)      60,927
RYDEX VT NASDAQ-100                    10,510,247   (10,081,937)      428,310     8,596,839    (9,078,555)    (481,716)
RYDEX VT NASDAQ-100 2X
  STRATEGY                             55,585,177   (56,027,200)     (442,023)   35,999,660   (34,306,792)   1,692,868
RYDEX VT NOVA                          17,080,134   (16,733,404)      346,730    13,178,438   (11,968,413)   1,210,025
RYDEX VT PRECIOUS METALS                4,658,528    (4,805,759)     (147,231)    4,898,281    (4,982,605)     (84,324)
RYDEX VT REAL ESTATE                    3,937,224    (3,550,876)      386,348     1,253,383    (1,272,028)     (18,645)
RYDEX VT RETAILING                      1,404,997    (1,403,816)        1,181       553,362      (531,605)      21,757
RYDEX VT RUSSELL 2000 1.5X
  STRATEGY                              5,494,099    (5,595,000)     (100,901)    2,631,397    (2,530,095)     101,302
RYDEX VT RUSSELL 2000 2X
  STRATEGY                             39,293,191   (39,426,153)     (132,962)    9,031,942    (8,442,618)     589,324
RYDEX VT S&P 500 2X STRATEGY           76,383,852   (76,630,526)     (246,674)   21,973,965   (20,673,102)   1,300,863
RYDEX VT S&P 500 PURE GROWTH            4,461,656    (3,421,883)    1,039,773     2,526,995    (3,175,568)    (648,573)
RYDEX VT S&P 500 PURE VALUE             3,763,806    (3,487,485)      276,321     2,359,944    (2,947,729)    (587,785)
RYDEX VT S&P MIDCAP 400
  PURE GROWTH                           1,738,311    (1,365,551)      372,760     3,843,442    (4,112,211)    (268,769)
RYDEX VT S&P MIDCAP 400
  PURE VALUE                            1,687,801    (1,401,929)      285,872     1,299,448    (1,561,208)    (261,760)

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                           2009                                     2008
                                    --------------------------------------------  -----------------------------------------
                                                                         NET                                       NET
                                           UNITS          UNITS       INCREASE       UNITS          UNITS        INCREASE
SUBACCOUNT                                ISSUED        REDEEMED     (DECREASE)     ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------  -------------------------------------------
RYDEX VT S&P SMALLCAP 600
  PURE GROWTH                           2,679,313     (2,768,806)      (89,493)    3,194,994     (2,924,533)      270,461
RYDEX VT S&P SMALLCAP 600
  PURE VALUE                            4,230,437     (4,100,944)      129,493     2,369,697     (2,299,060)       70,637
RYDEX VT STRENGTHENING DOLLAR
  2X STRATEGY                           7,434,186     (6,962,625)      471,561     3,732,524     (3,996,065)     (263,541)
RYDEX VT TECHNOLOGY                     6,300,869     (4,297,462)    2,003,407     2,514,497     (3,219,361)     (704,864)
RYDEX VT TELECOMMUNICATIONS             1,998,556     (2,409,083)     (410,527)    1,505,404     (1,541,318)      (35,914)
RYDEX VT TRANSPORTATION                   881,125     (1,078,675)     (197,550)    1,773,210     (1,586,137)      187,073
RYDEX VT U.S. GOVERNMENT
  MONEY MARKET                        180,042,301   (193,713,632)  (13,671,331)  184,909,527   (177,748,390)    7,161,137
RYDEX VT UTILITIES                      2,321,231     (2,385,715)      (64,484)    3,500,786     (5,184,147)   (1,683,361)
RYDEX VT WEAKENING DOLLAR 2X
  STRATEGY                              2,459,436     (2,897,187)     (437,751)    2,912,129     (2,931,491)      (19,362)
SBL ALL CAP VALUE                         149,555       (120,542)       29,013             -              -             -
SBL GLOBAL                                330,656       (651,482)     (320,826)    1,191,567     (2,448,154)   (1,256,587)
SBL LARGE CAP VALUE                       168,643       (105,140)       63,503         4,696         (4,343)          353
SBL MID CAP GROWTH                        140,424        (80,156)       60,268         3,399             (2)        3,397
SBL MID CAP VALUE                         214,753        (92,024)      122,729        12,640         (1,427)       11,213
SBL SMALL CAP VALUE                       366,697       (503,088)     (136,391)      526,611       (606,505)      (79,894)
TEMPLETON DEVELOPING MARKETS
  SECURITIES                              926,858       (706,947)      219,911        80,218         (8,097)       72,121
TEMPLETON FOREIGN SECURITIES              434,369       (344,219)       90,150        23,925        (46,797)      (22,872)
VAN KAMPEN LIT GOVERNMENT                 179,234       (162,118)       17,116       803,249       (958,272)     (155,023)
WELLS FARGO ADVANTAGE VT
  OPPORTUNITY                             191,634       (256,655)      (65,021)      966,654     (1,267,051)     (300,397)

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2009, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

                                             2009            2008           2007           2006          2005
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION             234,875         293,648        663,688        245,629       912,031
Units                                       $6.26           $5.41          $9.83          $9.18         $9.03
Unit value                             $1,469,834      $1,587,867     $6,526,618     $2,255,532    $8,235,666
Net assets                           1.45% - 1.70%   1.45% - 1.70%          1.45%          1.45%         1.45%
Ratio of expenses to net assets*             0.57%              -%             -%          0.06%         0.06%
Investment income ratio**                   15.71%        (44.96)%          7.10%          1.68%         4.10%
Total return***

AIM V.I. INTERNATIONAL GROWTH (2)       1,708,419       1,890,443      3,210,374      1,040,624             -
Units                                       $8.51           $6.58         $11.54         $10.52         $   -
Unit value                            $14,536,920     $12,436,626    $37,055,503    $10,946,623         $   -
Net assets                           1.20% - 1.45%   1.20% - 1.45%          1.20%          1.20%            -%
Ratio of expenses to net assets*             1.36%           0.32%          0.55%          0.06%            -%
Investment income ratio**                   29.33%        (42.98)%          9.71%          5.22%            -%
Total return***

AIM V.I. MID CAP CORE EQUITY (2)          877,773       1,189,533      1,029,894         23,157             -
Units                                       $9.01           $7.24         $10.58         $10.10         $   -
Unit value                             $7,904,551      $8,606,108    $10,896,850       $233,854         $   -
Net assets                           1.20% - 1.45%   1.20% - 1.45%          1.20%          1.20%            -%
Ratio of expenses to net assets*             0.92%           1.57%          0.09%          0.69%            -%
Investment income ratio**                   24.45%        (31.57)%          4.77%          0.99%            -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                               2009           2008          2007         2006           2005
-------------------------------------------------------------------------------------------------------------
DIREXION DYNAMIC VP HY BOND (3)
Units                                     4,048,895      5,160,361     1,380,485     4,064,852     3,499,160
Unit value                                    $8.47          $8.05         $9.33         $9.91         $9.74
Net assets                              $34,271,203    $41,522,404   $12,872,970   $40,301,692   $34,063,583
Ratio of expenses to net assets*       1.25% - 1.50%  1.25% - 1.50%         1.25%         1.25%         1.25%
Investment income ratio**                      2.01%          2.48%         4.06%         4.61%         2.43%
Total return***                                5.22%       (13.74)%       (5.88)%         1.79%        (2.64)

DREYFUS VIF INTERNATIONAL VALUE (2)
Units                                       650,996        456,503       793,252       210,233             -
Unit value                                    $7.74          $6.18        $10.31        $10.35         $   -
Net assets                               $5,033,550     $2,819,515    $8,177,372    $2,176,052         $   -
Ratio of expenses to net assets*       1.25% - 1.50%  1.25% - 1.50%         1.25%         1.25%            -%
Investment income ratio**                      3.81%          1.95%         1.40%            -%            -%
Total return***                               25.24%       (40.06)%       (0.42)%         3.54%            -%

FEDERATED FUND FOR U.S.
  GOVERNMENT SECURITIES II
Units                                     1,088,850      1,176,122       889,976       925,104     1,232,440
Unit value                                   $10.12         $10.06        $10.09         $9.93         $9.97
Net assets                              $11,027,661    $11,837,423    $8,979,299    $9,183,393   $12,282,691
Ratio of expenses to net assets*       1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                      6.18%          4.54%         5.35%         5.40%         3.39%
Total return***                                0.60%        (0.30)%         1.64%       (0.40)%       (2.42)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
-----------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II
Units                                  2,331,087      2,012,010     2,132,746     2,369,696     2,064,235
Unit value                                $12.15          $8.32        $11.76        $11.91        $11.25
Net assets                           $28,318,940    $16,746,274   $25,087,360   $28,220,574   $23,229,107
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%         1.35%         1.35%         1.35%
Investment income ratio**                   8.12%         10.43%         8.53%         8.45%         7.15%
Total return***                            46.03%       (29.25)%       (1.23)%         5.85%       (2.09)%

FIDELITY VIP CONTRAFUND
Units                                  2,408,408      3,006,932     4,279,483     3,736,178     3,624,880
Unit value                                $10.93          $8.43        $15.36        $13.68        $12.82
Net assets                           $26,313,308    $25,332,128   $65,703,950   $51,105,950   $46,474,733
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%         1.35%         1.35%         1.35%
Investment income ratio**                   1.05%          0.61%         0.80%         0.96%         0.08%
Total return***                            29.66%       (45.12)%        12.28%         6.69%        11.68%

FIDELITY VIP GROWTH OPPORTUNITIES
Units                                    801,913        450,352     1,933,772       859,761       474,559
Unit value                                 $6.86          $4.93        $11.47         $9.75         $9.69
Net assets                            $5,502,998     $2,218,799   $22,179,428    $8,380,753    $4,595,446
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%         1.35%         1.35%         1.35%
Investment income ratio**                   0.28%          0.04%            -%         0.22%         0.47%
Total return***                            39.15%       (57.02)%        17.64%         0.65%         4.05%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500
Units                                  1,238,253      1,208,755     1,706,601     1,946,907       991,048
Unit value                                 $7.54          $6.24        $10.37        $10.31         $9.33
Net assets                            $9,333,307     $7,539,516   $17,698,860   $20,066,934    $9,246,862
Ratio of expenses to net assets*    1.40% - 1.65%  1.40% - 1.65%         1.40%         1.40%         1.40%
Investment income ratio**                   2.18%          1.60%         3.60%         1.01%         1.61%
Total return***                            20.83%       (39.83)%         0.62%        10.47%         0.05%

FIDELITY VIP INVESTMENT-GRADE
  BOND
Units                                  2,632,927      1,579,693     1,737,213     1,715,753     1,183,495
Unit value                                $10.66          $9.64        $10.44        $10.47        $10.51
Net assets                           $28,069,877    $15,235,544   $18,129,797   $17,970,828   $12,434,287
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%         1.35%         1.35%         1.35%
Investment income ratio**                   8.12%          4.90%         3.77%         3.14%         3.72%
Total return***                            10.58%        (7.66)%       (0.36)%       (0.30)%       (2.45)%

FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES
Units                                    220,672        119,336       135,192       146,557       206,461
Unit value                                 $8.45          $6.16        $11.19        $10.52        $10.12
Net assets                            $1,866,297       $735,033    $1,513,705    $1,542,657    $2,089,436
Ratio of expenses to net assets*    1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            37.18%       (44.95)%         6.37%         3.97%         0.23%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           2009            2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN
Units                                    283,852        564,006       399,094       783,107     1,369,079
Unit value                                 $8.43          $6.80        $11.33        $11.03        $10.17
Net assets                            $2,392,808     $3,833,991    $4,520,241    $8,641,718   $13,930,331
Ratio of expenses to net assets*    1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                   0.89%          0.94%         0.49%         0.38%         0.09%
Total return***                            23.97%       (39.98)%         2.68%         8.45%         3.67%

NEUBERGER BERMAN AMT PARTNERS
Units                                  1,110,270      1,387,753     1,582,358     1,405,944     1,903,444
Unit value                                 $9.26          $6.20        $13.62        $13.03        $12.14
Net assets                           $10,284,488     $8,611,103   $21,558,052   $18,312,512   $23,094,606
Ratio of expenses to net assets*    1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                   2.53%          0.57%         0.67%         0.49%         0.95%
Total return***                            49.35%       (54.48)%         4.55%         7.36%        12.91%

OPPENHEIMER MAIN STREET SMALL
  CAP FUND/VA (2)
Units                                    245,013        298,196       210,077       95,279              -
Unit value                                 $7.51          $5.72         $9.63       $10.19          $   -
Net assets                            $1,837,764     $1,705,664    $2,022,828     $971,026          $   -
Ratio of expenses to net assets*    1.25% - 1.50%  1.25% - 1.50%         1.25%        1.25%             -%
Investment income ratio**                   0.71%          0.26%         0.16%           -%             -%
Total return***                            31.29%       (40.60)%       (5.53)%        1.91%             -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
----------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION (2)
Units                                  1,535,065      1,381,976       963,040       702,942             -
Unit value                                $10.59          $9.77        $10.25         $9.98         $   -
Net assets                           $16,258,581    $13,497,664    $9,872,095    $7,015,782         $   -
Ratio of expenses to net assets*    1.40% - 1.65%  1.40% - 1.65%         1.40%         1.40%            -%
Investment income ratio**                   3.57%          4.71%         4.37%         0.33%            -%
Total return***                             8.39%        (4.68)%         2.72%       (0.22)%            -%

PIMCO VIT REAL RETURN
Units                                  1,889,295      1,705,351     2,193,575     2,238,653     1,113,187
Unit value                                $10.83          $9.56        $10.75        $10.16        $10.54
Net assets                           $20,458,724    $16,305,719   $23,575,091   $22,749,434   $11,739,604
Ratio of expenses to net assets*    1.40% - 1.65%  1.40% - 1.65%         1.40%         1.40%         1.40%
Investment income ratio**                   3.33%          4.94%         4.13%         4.11%         3.41%
Total return***                            13.28%       (11.07)%         5.85%       (3.61)%       (2.33)%

PIMCO VIT TOTAL RETURN
Units                                  6,152,576      5,111,502     3,991,087     3,720,182     1,806,792
Unit value                                $11.07         $10.15        $10.12         $9.73         $9.79
Net assets                           $68,137,148    $51,879,237   $40,398,535   $36,198,717   $17,698,769
Ratio of expenses to net assets*    1.40% - 1.65%  1.40% - 1.65%         1.40%         1.40%         1.40%
Investment income ratio**                   5.04%          5.51%         4.59%         4.20%         3.93%
Total return***                             9.06%          0.30%         4.04%       (0.61)%       (2.00)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           2009            2008           2007          2006            2005
---------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
Units                                  9,679,105     14,315,946     16,775,376     17,786,852     14,817,353
Unit value                                $10.76          $8.06         $14.79         $13.58         $12.63
Net assets                          $104,055,387   $115,341,294   $248,042,056   $241,590,983   $187,122,211
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%          1.35%          1.35%          1.35%
Investment income ratio**                   0.50%          0.30%          0.37%          0.10%          0.14%
Total return***                            33.50%       (45.50)%          8.90%          7.56%          4.66%

RVT CLS ADVISORONE BEROLINA (2)
Units                                  4,439,520      6,229,148      6,951,164      1,867,517              -
Unit value                                 $8.10          $6.23         $11.25         $10.23          $   -
Net assets                           $35,964,304    $38,816,454    $78,181,282    $19,096,780          $   -
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%          1.40%          1.40%             -%
Investment income ratio**                   2.19%          1.26%            -%           1.46%             -%
Total return***                            30.02%       (44.62)%          9.99%          2.26%             -%

RVT CLS ADVISORONE CLERMONT
Units                                  3,473,552      3,535,381      3,725,182      7,918,977      9,671,475
Unit value                                 $8.85          $7.54         $11.26         $11.07         $10.67
Net assets                           $30,728,491    $26,650,431    $41,946,036    $87,695,968   $103,230,525
Ratio of expenses to net assets*    1.35% - 1.60%  1.35% - 1.60%          1.35%          1.35%          1.35%
Investment income ratio**                   2.15%          1.07%          1.26%          1.98%          0.62%
Total return***                            17.37%       (33.04)%          1.68%          3.76%        (0.54)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007        2006     2005
--------------------------------------------------------------------------------------------------
RYDEX VT ALL-ASSET AGGRESSIVE
  STRATEGY (2)
Units                                    212,326        251,831      338,963      42,811        -
Unit value                                 $8.53          $7.52       $10.48      $10.26    $   -
Net assets                            $1,812,176     $1,895,599   $3,552,718    $439,244    $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%       1.30%       -%
Investment income ratio**                      -%          0.90%        5.22%       9.63%       -%
Total return***                            13.43%       (28.24)%        2.17%       2.58%       -%

RYDEX VT ALL-ASSET
  CONSERVATIVE STRATEGY (2)
Units                                    263,980        444,993      292,316       7,137        -
Unit value                                 $8.80          $8.74       $10.24      $10.04    $   -
Net assets                            $2,319,958     $3,888,516   $2,992,107     $71,653    $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%       1.30%       -%
Investment income ratio**                      -%          4.46%        5.23%       2.54%       -%
Total return***                             0.69%       (14.65)%        1.95%       0.42%       -%

RYDEX VT ALL-ASSET MODERATE
  STRATEGY (2)
Units                                    799,977        812,846      540,962      329,058       -
Unit value                                 $8.78          $8.20       $10.38       $10.18   $   -
Net assets                            $7,022,030     $6,662,828   $5,617,077   $3,348,852   $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%      -%
Investment income ratio**                      -%          2.24%        2.71%        5.31%      -%
Total return***                             7.07%       (21.00)%        2.05%        1.76%      -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008           2007           2006         2005
-----------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY
Units                                    594,014        980,554      1,466,894      1,132,515      844,915
Unit value                                 $9.38          $7.69         $13.55         $11.53       $10.80
Net assets                            $5,568,584     $7,540,273    $19,871,811    $13,053,571   $9,561,616
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%        1.30%
Investment income ratio**                   0.07%             -%             -%             -%           -%
Total return***                            21.98%       (43.25)%         17.54%          6.71%        8.93%

RYDEX VT BANKING
Units                                    326,667      1,049,782        243,633        333,524      176,298
Unit value                                 $4.67          $5.05          $8.95         $12.82       $12.03
Net assets                            $1,525,977     $5,296,279     $2,181,008     $4,274,371   $2,121,033
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%        1.30%
Investment income ratio**                   1.66%          0.15%          2.55%          2.36%        0.49%
Total return***                           (7.52)%       (43.58)%       (30.17)%          6.57%      (6.86)%

RYDEX VT BASIC MATERIALS
Units                                  1,091,607      1,046,113      2,278,900      1,504,445      625,575
Unit value                                $13.37          $8.98         $17.16         $13.38       $11.42
Net assets                           $14,593,888     $9,394,597    $39,120,674    $20,127,120   $7,141,309
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%        1.30%
Investment income ratio**                   0.22%          0.43%          0.16%          1.25%        0.22%
Total return***                            48.89%       (47.67)%         28.29%         17.16%      (0.33)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009            2008          2007         2006          2005
-----------------------------------------------------------------------------------------------------------
RYDEX VT BIOTECHNOLOGY
Units                                    543,645      1,105,938       665,815      489,452     2,069,802
Unit value                                 $6.22          $5.49         $6.50        $6.50         $7.01
Net assets                            $3,376,631     $6,067,574    $4,323,249   $3,179,531   $14,521,057
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%        1.30%         1.30%
Investment income ratio**                      -%             -%            -%           -%            -%
Total return***                            13.30%       (15.54)%       (0.02)%      (7.37)%         6.00%

RYDEX VT COMMODITIES STRATEGY (4)
Units                                    792,882        867,386     1,109,866      620,865     1,094,179
Unit value                                 $5.21          $4.87         $9.98        $7.95        $10.10
Net assets                            $4,130,261     $4,224,278   $11,077,619   $4,932,335   $11,050,475
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%        1.30%         1.30%
Investment income ratio**                   1.76%          2.47%            -%           -%         0.60%
Total return***                             6.98%       (51.20)%        25.50%     (21.30)%         1.04%

RYDEX VT CONSUMER PRODUCTS
Units                                    454,669        580,932       960,251     1,433,562      748,765
Unit value                                $11.01          $9.65        $13.15        $12.36       $10.99
Net assets                            $5,006,629     $5,606,818   $12,627,832   $17,725,993   $8,229,911
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%        1.30%
Investment income ratio**                   1.79%          0.12%         1.34%         0.95%        0.23%
Total return***                            14.09%       (26.62)%         6.37%        12.48%      (4.59)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. Financial Highlights (continued)

                                            2009           2008          2007         2006           2005
----------------------------------------------------------------------------------------------------------
RYDEX VT DOW 2X STRATEGY
Units                                  1,185,166      3,879,947     1,411,817     1,937,611       571,215
Unit value                                 $6.06          $4.62        $12.60        $12.17         $9.73
Net assets                            $7,186,460    $17,922,857   $17,786,613   $23,574,750    $5,557,021
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%          0.75%         0.90%         0.58%        71.00%
Total return***                            31.17%       (63.33)%         3.56%        25.06%       (7.85)%

RYDEX VT ELECTRONICS
Units                                  1,746,359        591,223       163,381       258,761       250,722
Unit value                                 $3.51          $2.13         $4.46         $4.78         $4.87
Net assets                            $6,133,904     $1,258,201      $728,597    $1,235,822    $1,220,650
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            64.79%       (52.24)%       (6.64)%       (1.82)%       (0.50)%

RYDEX VT ENERGY
Units                                    967,215      1,131,920     1,599,762     1,838,284     2,280,812
Unit value                                $12.64          $9.53        $18.43        $14.44        $13.47
Net assets                           $12,219,511    $10,781,425   $29,471,859   $26,555,037   $30,729,196
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%         0.02%
Total return***                            32.63%       (48.29)%        27.58%         7.22%        32.72%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------
RYDEX VT ENERGY SERVICES
Units                                  1,302,014      1,411,686     2,208,855     1,653,480     2,777,277
Unit value                                 $9.68          $6.22        $15.31        $11.66        $10.97
Net assets                           $12,601,074     $8,780,340   $33,822,505   $19,282,092   $30,449,570
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            55.63%       (59.37)%        31.31%         6.31%        42.07%

RYDEX VT EUROPE 1.25X STRATEGY
Units                                  1,100,573        629,556     2,596,792     3,410,723       819,629
Unit value                                 $8.23          $6.33        $14.65        $13.53        $10.90
Net assets                            $9,050,865     $3,984,714   $38,051,760   $46,138,573    $8,938,182
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   3.64%          0.27%         2.18%         2.32%         0.15%
Total return***                            30.02%       (56.79)%         8.27%        24.08%         1.88%

RYDEX VT FINANCIAL SERVICES
Units                                    379,948        562,323       296,354       897,919       815,945
Unit value                                 $5.18          $4.52         $9.08        $11.68        $10.44
Net assets                            $1,964,834     $2,540,512    $2,690,192   $10,485,413    $8,521,836
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   1.83%             -%         1.03%         1.25%         0.47%
Total return***                            14.60%       (50.22)%      (22.24)%        11.82%       (0.97)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
------------------------------------------------------------------------------------------------------------
RYDEX VT GOVERNMENT LONG
  BOND 1.2X STRATEGY
Units                                    348,819        828,018     1,196,379     1,230,809     1,310,806
Unit value                                 $9.97         $15.20        $10.96        $10.42        $11.23
Net assets                            $3,477,794    $12,580,967   $13,112,992   $12,818,001   $14,715,650
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   2.43%          3.24%         3.55%         4.46%         2.90%
Total return***                          (34.41)%         38.69%         5.15%       (7.22)%         3.17%

RYDEX VT HEALTH CARE
Units                                    734,182      1,339,450       970,689     1,146,339     1,788,170
Unit value                                 $8.25          $6.91         $9.60         $9.46         $9.39
Net assets                            $6,064,985     $9,265,026    $9,325,501   $10,843,874   $16,799,822
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            19.39%       (28.02)%         1.53%         0.69%         5.99%

RYDEX VT INTERNATIONAL
  OPPORTUNITY (1)
Units                                    253,627          3,048             -             -             -
Unit value                                $12.93         $10.40        $    -         $   -         $   -
Net assets                            $3,280,206        $31,703        $    -         $   -         $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%            -%            -%            -%
Investment income ratio**                   0.76%             -%            -%            -%            -%
Total return***                            24.33%          4.00%            -%            -%            -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007          2006         2005
--------------------------------------------------------------------------------------------------------
RYDEX VT INTERNET
Units                                  1,109,110        461,053      538,120       737,253    1,155,217
Unit value                                 $5.12          $3.22        $6.10         $5.77        $5.49
Net assets                            $5,671,350     $1,485,018   $3,281,902    $4,256,363   $6,339,851
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%        1.30%
Investment income ratio**                      -%             -%           -%            -%           -%
Total return***                            59.01%       (47.21)%        5.71%         5.10%      (5.54)%

RYDEX VT INVERSE DOW 2X STRATEGY
Units                                  1,880,529        371,449      907,451       890,609      358,891
Unit value                                 $4.46          $8.42        $5.47         $6.27        $8.37
Net assets                            $8,393,548     $3,125,686   $4,962,388    $5,586,941   $3,005,754
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%        1.30%
Investment income ratio**                      -%          0.33%        6.04%         1.92%        2.36%
Total return***                          (47.03)%         53.93%     (12.82)%      (25.10)%      (2.67)%

RYDEX VT INVERSE GOVERNMENT
  LONG BOND STRATEGY
Units                                  1,387,658        515,000      717,731     1,622,590    1,028,915
Unit value                                 $5.42          $4.74        $7.09         $7.76        $7.49
Net assets                            $7,517,520     $2,436,575   $5,085,936   $12,594,440   $7,707,935
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%        1.30%
Investment income ratio**                      -%          0.36%        2.18%         2.60%           -%
Total return***                            14.35%       (33.15)%      (8.56)%         3.55%      (9.24)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007         2006          2005
---------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE MID-CAP STRATEGY

Units                                    400,680         60,916       47,629      274,299        84,568
Unit value                                 $5.19          $8.37        $6.51        $6.93         $7.52
Net assets                            $2,080,037       $510,265     $309,712   $1,900,510      $635,957
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%         1.30%
Investment income ratio**                      -%          0.85%        0.76%        3.13%         5.14%
Total return***                          (37.99)%         28.57%      (6.12)%      (7.90)%      (12.00)%

RYDEX VT INVERSE NASDAQ-100
  STRATEGY
Units                                  1,070,463        556,610      707,288    1,270,513     1,401,962
Unit value                                 $4.71          $8.21        $5.79        $6.82         $7.22
Net assets                            $5,047,581     $4,573,098   $4,097,035   $8,646,970   $10,126,755
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%         1.30%
Investment income ratio**                   0.11%          0.60%        2.96%        6.69%            -%
Total return***                          (42.63)%         41.80%     (15.03)%      (5.58)%       (3.00)%

RYDEX VT INVERSE RUSSELL 2000
  STRATEGY
Units                                    773,491        308,747      593,588      535,985       864,274
Unit value                                 $5.05          $7.85        $6.57        $6.51         $7.72
Net assets                            $3,910,816     $2,423,949   $3,899,624   $3,494,028    $6,678,143
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%         1.30%
Investment income ratio**                      -%          0.94%        2.63%        2.74%         2.62%
Total return***                          (35.67)%         19.48%        0.93%     (15.70)%       (7.15)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007         2006           2005
----------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE S&P 500 STRATEGY
Units                                  1,084,556        829,866    1,445,420      998,525      2,646,567
Unit value                                 $5.35          $7.72        $5.79        $5.99          $6.77
Net assets                            $5,797,952     $6,404,563   $8,362,087   $5,970,317    $17,901,253
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%          1.30%
Investment income ratio**                      -%          0.77%        1.60%        3.75%             -%
Total return***                          (30.70)%         33.33%      (3.42)%     (11.40)%        (4.96)%

RYDEX VT JAPAN 2X STRATEGY
Units                                    548,487        879,220      600,469       938,475     2,079,167
Unit value                                 $7.22          $6.10        $9.49        $11.17        $11.08
Net assets                            $3,955,112     $5,355,860   $5,697,936   $10,475,125   $23,054,071
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%         1.30%
Investment income ratio**                   0.34%          0.88%        4.37%         1.86%            -%
Total return***                            18.36%       (35.72)%     (14.99)%         0.74%        15.29%

RYDEX VT LEISURE
Units                                    124,840         94,936      217,061       757,273       137,826
Unit value                                 $5.66          $4.32        $8.86         $9.49         $8.02
Net assets                              $705,161       $409,779   $1,922,209    $7,187,154    $1,105,252
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%           -%            -%            -%
Total return***                            31.02%       (51.24)%      (6.67)%        18.28%       (8.88)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------
RYDEX VT MID-CAP 1.5X STRATEGY
Units                                    634,481        497,789       667,057     1,058,888       990,761
Unit value                                 $9.51          $6.52        $15.06        $15.18        $14.34
Net assets                            $6,038,512     $3,246,105   $10,045,611   $16,075,296   $14,209,770
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   0.08%             -%         1.46%         0.28%           -%
Total return***                            45.86%       (56.71)%       (0.80)%         5.83%         9.28%

RYDEX VT MULTI-CAP CORE EQUITY (2)
Units                                     12,289         58,192        46,830            20             -
Unit value                                 $6.62          $5.44         $9.30        $10.25         $   -
Net assets                               $81,292       $316,106      $435,593          $211         $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%            -%
Investment income ratio**                      -%          2.76%         1.18%           -%             -%
Total return***                            21.69%       (41.51)%       (9.28)%         2.54%            -%

RYDEX VT MULTI-HEDGE
  STRATEGIES (2)
Units                                    398,874        307,179       246,252       292,216             -
Unit value                                 $7.23          $7.81        $10.03        $10.09         $   -
Net assets                            $2,885,125     $2,398,382    $2,470,299    $2,946,823         $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%            -%
Investment income ratio**                   1.16%          0.55%         4.81%         2.23%            -%
Total return***                           (7.43)%       (22.13)%       (0.56)%         0.88%            -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
------------------------------------------------------------------------------------------------------------
RYDEX VT NASDAQ-100
Units                                  1,232,077        803,767     1,285,483       635,169     1,411,920
Unit value                                 $7.54          $5.18         $9.31         $8.25         $8.15
Net assets                            $9,289,407     $4,162,501   $11,972,118    $5,244,302   $11,504,211
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%          0.12%         0.11%            -%            -%
Total return***                            45.56%       (44.36)%        12.83%         1.33%       (3.15)%

RYDEX VT NASDAQ-100 2X STRATEGY
Units                                  5,446,377      5,888,400     4,195,532     2,664,052     3,820,761
Unit value                                 $3.47          $1.66         $6.33         $5.16         $5.14
Net assets                           $18,880,601     $9,779,219   $26,574,838   $13,730,798   $19,613,223
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%          0.09%         0.44%         0.07%            -%
Total return***                           109.04%       (73.78)%        22.76%         0.48%       (7.11)%

RYDEX VT NOVA
Units                                  3,475,559      3,128,829     1,918,804     4,525,063     3,357,488
Unit value                                 $5.20          $4.01         $9.19         $9.49         $8.31
Net assets                           $18,073,209    $12,547,166   $17,636,675   $42,953,777   $27,898,139
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   1.02%          0.49%         1.07%         1.30%         0.15%
Total return***                            29.68%       (56.37)%       (3.16)%        14.27%       (0.41)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           2009            2008          2007          2006          2005
------------------------------------------------------------------------------------------------------------
RYDEX VT PRECIOUS METALS
Units                                  1,025,464      1,172,695     1,257,020     1,005,729     1,306,547
Unit value                                $21.66         $15.15        $25.74        $22.48        $19.32
Net assets                           $22,212,777    $17,758,061   $32,349,867   $22,611,827   $25,245,281
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            42.97%       (41.14)%        14.48%        16.35%        15.82%

RYDEX VT REAL ESTATE
Units                                    894,212        507,864       526,508     1,418,072       637,762
Unit value                                 $9.98          $8.32        $14.88        $19.21        $15.34
Net assets                            $8,922,719     $4,222,216    $7,829,468   $27,226,503    $9,780,248
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   2.10%          0.65%         1.23%         2.29%         1.69%
Total return***                            19.95%       (44.09)%      (22.54)%        25.23%         2.65%

RYDEX VT RETAILING
Units                                    143,845        142,664       120,908       648,726       270,900
Unit value                                 $8.12          $5.88         $9.15        $10.93        $10.37
Net assets                            $1,170,539       $839,686    $1,106,575    $7,093,606    $2,810,252
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            38.10%       (35.74)%      (16.31)%         5.44%         1.04%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
------------------------------------------------------------------------------------------------------------
RYDEX VT RUSSELL 2000 1.5X
  STRATEGY
Units                                    351,450        452,351       351,049     1,257,957       901,314
Unit value                                 $7.60          $5.95        $12.77        $14.30        $12.35
Net assets                            $2,677,704     $2,693,654    $4,483,465   $17,988,532   $11,134,630
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%          0.14%         0.96%         0.51%         1.53%
Total return***                            27.73%       (53.41)%      (10.70)%        15.78%       (0.45)%

RYDEX VT RUSSELL 2000 2X
  STRATEGY (2)
Units                                    778,813        911,775       322,451       112,728             -
Unit value                                 $3.63          $2.79         $8.62        $10.30         $   -
Net assets                            $2,832,663     $2,546,667    $2,780,461    $1,161,456         $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%            -%
Investment income ratio**                   0.01%          1.89%         0.03%         0.33%            -%
Total return***                            30.11%       (67.63)%      (16.31)%         2.99%            -%

RYDEX VT S&P 500 2X STRATEGY
Units                                  2,438,359      2,685,033     1,384,171     1,401,544     1,004,434
Unit value                                 $4.22          $3.01         $9.81        $10.18         $8.59
Net assets                           $10,291,025     $8,073,672   $13,579,965   $14,270,298    $8,627,310
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   0.71%             -%         1.02%         1.01%         0.08%
Total return***                            40.20%       (69.32)%       (3.66)%        18.51%       (0.96)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
-----------------------------------------------------------------------------------------------------------
RYDEX VT S&P 500 PURE GROWTH
Units                                  1,633,752        593,979     1,242,551       984,181       790,360
Unit value                                 $8.15          $5.78        $10.02         $9.97         $9.88
Net assets                           $13,312,130     $3,432,099   $12,454,648    $9,811,258    $7,806,174
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%         0.07%
Total return***                            41.00%       (42.32)%         0.47%         0.97%       (2.51)%

RYDEX VT S&P 500 PURE VALUE
Units                                    903,150        626,829     1,214,614     2,795,600     1,028,833
Unit value                                 $7.94          $5.48        $11.14        $12.30        $10.91
Net assets                            $7,173,910     $3,436,626   $13,537,286   $34,376,262   $11,222,534
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   2.21%          0.76%         1.37%         0.90%         0.69%
Total return***                            44.89%       (50.81)%       (9.38)%        12.71%       (0.19)%

RYDEX VT S&P MIDCAP 400
  PURE GROWTH
Units                                  1,146,442        773,682     1,042,449       725,065     2,134,324
Unit value                                $10.62          $7.07        $11.55        $11.12        $11.26
Net assets                           $12,168,099     $5,466,534   $12,040,408    $8,064,346   $24,035,278
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            50.21%       (38.79)%         3.86%       (1.21)%         6.77%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007          2006          2005
----------------------------------------------------------------------------------------------------------
RYDEX VT S&P MIDCAP 400
  PURE VALUE
Units                                    736,382        450,510      712,271       946,872       679,019
Unit value                                 $9.53          $6.41       $11.87        $13.03        $11.62
Net assets                            $7,020,993     $2,887,934   $8,455,291   $12,336,906    $7,888,463
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%         1.30%
Investment income ratio**                   1.28%             -%        1.99%         0.85%         0.59%
Total return***                            48.67%       (46.00)%      (8.88)%        12.15%         3.77%

RYDEX VT S&P SMALLCAP 600
  PURE GROWTH
Units                                    559,047        648,540      378,078     1,083,924     1,211,994
Unit value                                 $9.13          $7.11       $11.30        $11.82        $11.45
Net assets                            $5,107,525     $4,613,738   $4,274,102   $12,803,085   $13,877,361
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%         1.30%
Investment income ratio**                      -%             -%           -%            -%            -%
Total return***                            28.41%       (37.08)%      (4.34)%         3.20%         1.73%

RYDEX VT S&P SMALLCAP 600
  PURE VALUE
Units                                    640,098        510,605      439,967     1,252,309       806,438
Unit value                                 $8.34          $5.37        $9.92        $13.00        $11.39
Net assets                            $5,337,795     $2,739,488   $4,360,668   $16,284,644    $9,179,571
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%         1.30%         1.30%
Investment income ratio**                   1.96%          1.31%        0.12%         0.51%            -%
Total return***                            55.31%       (45.87)%     (23.74)%        14.19%       (0.72)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006         2005
---------------------------------------------------------------------------------------------------------
RYDEX VT STRENGTHENING DOLLAR
  2X STRATEGY (4)
Units                                    575,281        103,720       367,262       227,822            -
Unit value****                             $5.86          $7.27         $7.19         $8.42        $9.84
Net assets                            $3,371,815       $753,898    $2,639,512    $1,918,514          $12
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%        1.30%
Investment income ratio**                      -%             -%            -%         0.72%        3247%
Total return***                          (19.39)%          1.11%      (14.66)%      (14.40)%      (1.58)%

RYDEX VT TECHNOLOGY
Units                                  2,799,716        796,309     1,501,172     1,287,248      906,124
Unit value                                 $5.21          $3.50         $6.69         $6.33        $6.24
Net assets                           $14,588,338     $2,783,824   $10,041,007    $8,146,613   $5,647,791
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%        1.30%
Investment income ratio**                      -%             -%            -%            -%           -%
Total return***                            48.86%       (47.68)%         5.70%         1.44%      (1.23)%

RYDEX VT TELECOMMUNICATIONS
Units                                    461,969        872,496       908,410     1,437,461      111,399
Unit value                                 $5.31          $4.31         $8.22         $7.86        $6.87
Net assets                            $2,457,308     $3,761,762    $7,466,231   $11,303,325     $764,283
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%        1.30%
Investment income ratio**                   1.83%          0.11%         0.14%         2.07%           -%
Total return***                            23.20%       (47.57)%         4.60%        14.49%      (3.09)%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008           2007           2006           2005
--------------------------------------------------------------------------------------------------------------
RYDEX VT TRANSPORTATION
Units                                    115,839        313,388        126,316        633,425        606,221
Unit value                                 $8.24          $7.33         $10.23         $11.71         $11.38
Net assets                              $953,519     $2,296,383     $1,292,323     $7,418,991     $6,902,561
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%          1.30%
Investment income ratio**                   0.33%             -%             -%             -%             -%
Total return***                            12.41%       (28.35)%       (12.63)%          2.86%          3.92%

RYDEX VT U.S. GOVERNMENT
  MONEY MARKET
Units                                 20,228,052     33,899,383     26,738,245     17,240,772     15,562,032
Unit value                                 $7.81          $8.15          $8.42          $8.46          $8.51
Net assets                          $157,984,692   $276,316,984   $225,031,646   $145,825,739   $132,411,020
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%          1.30%
Investment income ratio**                   0.02%          1.21%          4.21%          5.34%          2.96%
Total return***                           (4.17)%        (3.21)%        (0.50)%        (0.55)%        (2.31)%

RYDEX VT UTILITIES
Units                                  1,146,044      1,210,528      2,893,890      3,585,491      2,291,948
Unit value                                 $6.00          $5.50          $8.16          $7.55          $6.52
Net assets                            $6,867,693     $6,656,561    $23,601,272    $27,060,906    $14,928,893
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%          1.30%          1.30%          1.30%
Investment income ratio**                   4.28%          0.23%          1.27%          2.41%          0.80%
Total return***                             9.09%       (32.60)%          8.08%         15.87%          5.92%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
----------------------------------------------------------------------------------------------------------
RYDEX VT WEAKENING DOLLAR 2X
  STRATEGY (4)
Units                                    122,244        559,995       579,358       315,037       151,309
Unit value                                $10.93         $10.70        $12.73        $11.25        $10.06
Net assets                            $1,334,373     $5,989,060    $7,373,392    $3,544,380    $1,522,939
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%         1.30%         1.30%         1.30%
Investment income ratio**                   0.02%             -%        16.22%         7.47%         0.55%
Total return***                             2.15%       (15.95)%        13.13%        11.80%         0.65%

SBL ALL CAP VALUE (1)
Units                                     29,013              -             -             -             -
Unit value                                $13.41          $   -        $    -         $   -         $   -
Net assets                              $388,922          $   -        $    -         $   -         $   -
Ratio of expenses to net assets*    1.10% - 1.35%             -%            -%            -%            -%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            27.59%             -%            -%            -%            -%

SBL GLOBAL
Units                                  1,085,554      1,406,380     2,662,966     2,810,777     2,600,193
Unit value                                $10.28          $8.95        $15.13        $14.48        $12.86
Net assets                           $11,171,611    $12,593,168   $40,305,593   $40,705,140   $33,430,928
Ratio of expenses to net assets*    1.10% - 1.35%  1.10% - 1.35%         1.10%         1.10%         1.10%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            14.86%       (40.85)%         4.48%        12.64%         8.97%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008       2007      2006      2005
-----------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE (1)
Units                                     63,856            353          -         -         -
Unit value                                $12.47         $10.27     $    -     $   -     $   -
Net assets                              $796,224         $3,631     $    -     $   -     $   -
Ratio of expenses to net assets*    1.10% - 1.35%  1.10% - 1.35%         -%        -%        -%
Investment income ratio**                      -%             -%         -%        -%        -%
Total return***                            21.42%          2.70%         -%        -%        -%

SBL MID CAP GROWTH (1)
Units                                     63,665          3,397          -         -         -
Unit value                                $14.48         $10.48     $    -     $   -     $   -
Net assets                              $921,818        $35,612     $    -     $   -     $   -
Ratio of expenses to net assets*    1.10% - 1.35%  1.10% - 1.35%         -%        -%        -%
Investment income ratio**                      -%             -%         -%        -%        -%
Total return***                            38.17%          4.80%         -%        -%        -%

SBL MID CAP VALUE (1)
Units                                    133,943         11,214          -         -         -
Unit value                                $15.31         $11.08     $    -     $   -     $   -
Net assets                            $2,050,170       $124,280     $    -     $   -     $   -
Ratio of expenses to net assets*    1.10% - 1.35%  1.10% - 1.35%         -%        -%        -%
Investment income ratio**                      -%             -%         -%        -%        -%
Total return***                            38.18%         10.80%         -%        -%        -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008          2007          2006          2005
-----------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
Units                                    500,070        636,461       716,354       751,721       711,839
Unit value                                $18.86         $12.60        $21.38        $20.21        $18.56
Net assets                            $9,429,062     $8,019,929   $15,311,421   $15,186,104   $13,210,171
Ratio of expenses to net assets*    1.10% - 1.35%  1.10% - 1.35%         1.10%         1.10%         1.10%
Investment income ratio**                      -%             -%            -%            -%            -%
Total return***                            49.68%       (41.07)%         5.80%         8.86%         9.91%

TEMPLETON DEVELOPING MARKETS
  SECURITIES
Units                                    319,011         99,100        26,979        31,702        47,664
Unit value                                $22.62         $13.70        $30.29        $24.60        $20.07
Net assets                            $7,217,103     $1,357,992      $817,315      $779,650      $956,652
Ratio of expenses to net assets*    1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                   2.71%          1.43%         2.25%         1.23%         0.87%
Total return***                            65.11%       (54.77)%        23.14%        22.56%        22.00%

TEMPLETON FOREIGN SECURITIES
Units                                    192,608        102,458       125,330       161,115       397,060
Unit value                                $10.19          $7.78        $13.64        $12.35        $10.63
Net assets                            $1,963,581       $796,921    $1,709,299    $1,990,507    $4,224,147
Ratio of expenses to net assets*    1.45% - 1.70%  1.45% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                   1.93%          2.43%         1.79%         1.59%         0.89%
Total return***                            30.98%       (42.96)%        10.40%        16.17%         5.37%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            2009           2008         2007         2006          2005
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT (2)
Units                                     68,929         51,813      206,836          254             -
Unit value                                 $9.57          $9.91       $10.19        $9.94         $   -
Net assets                              $659,639       $513,676   $2,107,237       $2,526         $   -
Ratio of expenses to net assets*    1.30% - 1.55%  1.30% - 1.55%        1.30%        1.30%            -%
Investment income ratio**                  13.02%          9.26%        0.27%           -%            -%
Total return***                           (3.43)%        (2.75)%        2.50%      (0.57)%            -%

WELLS FARGO ADVANTAGE VT
  OPPORTUNITY
Units                                    401,139        466,160      766,556      716,241     1,070,295
Unit value                                 $9.43          $6.67       $11.64       $11.41        $10.62
Net assets                            $3,784,555     $3,110,912   $8,921,955   $8,172,118   $11,372,667
Ratio of expenses to net assets*    1.40% - 1.65%  1.40% - 1.65%        1.40%        1.40%         1.40%
Investment income ratio**                      -%          1.87%        0.64%           -%            -%
Total return***                            41.38%       (42.70)%        2.01%        7.39%         3.24%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholder's may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

(1)   For the period from November 17, 2008 (inception date) to December 31,
      2008.
(2)   For the period from November 10, 2006 (inception date) to December 31,
      2006.
(3)   For the period from January 26, 2005 (inception date) to December 31,
      2005.
(4)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

5. SUBSEQUENT EVENT

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of SBL.

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

            a. Financial Statements

                   The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009; and (2) the audited financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, or for portions of such periods as disclosed in the financial statements.

            b. Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
                     (2)  Not Applicable
                     (3)  (a)   Service Facilities Agreement(ab)
                          (b)   Marketing Organization Agreement(y)
                          (c)   SBL Variable Products Broker/Dealer Sales
                                Agreement(y)
                          (d)   SBL Variable Product Sales Agreement (3-Way
                                Agreement) (Form 9482C 7-00)(g)
                          (e)   Marketing Organization Agreement Commission
                                Schedule(t)
                          (f)   Amendment to Marketing Organization, SBL
                                Variable Products Broker/Dealer Sales, and SBL
                                Variable Product Sales Agreements(p)
                          (g)   Distribution Agreement(s)
                     (4)  (a)   Individual Contract (Form V6029 11-00)(f)
                          (b)   Individual Contract-Unisex (Form V6029
                                11-00U)(f)
                          (c)   Tax-Sheltered Annuity Endorsement
                                (Form V6101 9-05)(q)
                          (d)   Withdrawal Charge Waiver Endorsement (Form V6051
                                3-96)(b)
                          (e)   Waiver of Withdrawal Charge for Terminal Illness
                                Endorsement (Form V6051 TI 2-97)(b)
                          (f)   Individual Retirement Annuity Endorsement (Form
                                V6849A 1(R9-03))(l)
                          (g)   Roth IRA Endorsement (Form V6851A (R9-03))(l)
                          (h)   403a Endorsement (Form V6057 10-98)(c)
                          (i)   Annual Stepped Up Death Benefit Rider
                                (Form V60638-00)(a)
                          (j)   Guaranteed Growth Death Benefit Rider
                                (Form V6063-1 8-00)(a)
                          (k)   Annual Stepped Up and Guaranteed Growth Death
                                Benefit Rider (Form V6063-2 8-00)(a)
                          (l)   Disability Rider (Form V6064 8-00)(a)

                          (m)   Guaranteed Income Benefit Rider (Form
                                V6065 8-00)(a)
                          (n)   Credit Enhancement Rider (Form V6067 8-00)(a)
                          (o)   Alternate Withdrawal Charge Rider (Form V6069
                                10-00)(f)
                          (p)   Enhanced and Guaranteed Growth Death Benefit
                                Rider (Form V6076 4-01)(g)
                          (q)   Enhanced, Annual Stepped Up and Guaranteed
                                Growth Death Benefit Rider (Form V6077 4-01)(g)
                          (r)   Enhanced Death Benefit Rider (Form
                                V6078 4-01)(g)
                          (s)   Enhanced and Annual Stepped Up Death Benefit
                                Rider (Form V6079 4-01)(g)
                          (t)   Annual Stepped Up Death Benefit Rider
                                (Form V6081 FL 5-01)(g)
                          (u)   Death Benefit Rider - Return of Premium Beyond
                                Issue Age 80 (Form V6082 FL 5-01)(g)
                          (v)   Credit Enhancement Rider (Form V6084 11-01)(h)
                          (w)   CDSC Credit Endorsement (Form V6085 12-02)(j)
                          (x)   Guaranteed Minimum Withdrawal Benefit (Form
                                V6086 10-03)(m)
                          (y)   Total Protection (Forms V6087 10-3)(k)
                          (z)   CDSC Credit Endorsement (Form V6069 2-05)(o)
                          (aa)  Dollar for Dollar Living Benefit Rider (Form
                                V6094 R9-05)(u)
                          (ab)  Dollar for Dollar Combination Benefit Rider
                                (Form V6095 R9-05)(v)
                      (5) (a)   Application (Form V9001 9-05)(t)
                          (b)   Application (Form V9001 9-05)
                          (c)   Application - Unisex (Form V9001 U 9-05)(t)
                          (d)   Application - Unisex (Form V9001 U 9-05)
                      (6) (a)   Composite of Articles of Incorporation of SBL(o)
                      (b)  Bylaws of SBL(y)
                      (7) Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.(z)
                      (8) (a)   Participation Agreement - AIM - Variable
                                Insurance Funds(s)
                                (i)   Amendments Nos. 1 and 2 to Participation
                                      Agreement - AIM - Variable Insurance
                                      Funds(s)
                                (ii) Amendment No. 3 to Participation Agreement
                                     - AIM - Variable Insurance Funds(u)
                          (b)   Participation Agreement - Dreyfus - Variable
                                Insurance Funds(s) (i) Amendment No. 1 to
                                Participation Agreement - Dreyfus - Variable
                                Insurance Funds(s)
                          (c)   Participation Agreement - Federated(z)
                          (d)   Participation Agreement - Fidelity VIP(g)
                                (i) Amendment No. 1 to Participation Agreement -
                                Fidelity VIP(g)
                                (ii) Amendment No. 2 to Participation
                                     Agreement - Fidelity VIP(u)
                                (iii)Amendment Nos. 3 and 4 to Participation
                                     Agreement - Fidelity VIP(z)
                          (e)   Participation Agreement - Franklin Templeton(z)
                          (f)   Participation Agreement - Neuberger Berman - AMT
                                Funds(g)

                                (i)  Amendments Nos. 1 and 2 to Participation
                                     Agreement - Neuberger Berman - AMT Funds(s)
                          (g)   Participation Agreement - Oppenheimer(s)
                                (i)  Amendments Nos. 1 and 2 to Participation
                                     Agreement - Oppenheimer(s)
                                (ii)Amendment No. 3 to Participation
                                     Agreement - Oppenheimer(u)
                          (h)   Participation Agreement - PIMCO - Variable
                                     Insurance Funds(aa)
                                (i)  Amendments Nos. 1, 2, 3, 4 and 5 to
                                     Participation Agreement - PIMCO - Variable
                                     Insurance  Funds(aa)
                          (i)   Participation Agreement - Potomac(r)
                                (i)  Amendment No. 1 to Participation Agreement
                                     - Potomac(r)
                          (j)   Participation Agreement - Rydex - Mutual
                                Funds(q)
                                (i)  Amendment No. 1 to Participation Agreement
                                     - Rydex - Mutual Funds(z)
                                (k)  Participation Agreement - Rydex - Variable
                                     Funds(i)
                                (i)  Amendments Nos. 1, 2, 3, 4 and 5 to
                                     Participation Agreement - Rydex - Variable
                                     Funds(t)
                                (ii) Amendment No. 6 to Participation Agreement
                                     - Rydex - Variable Funds(u)
                          (l)   Participation Agreement - Van Kampen - Insurance
                                Funds(s)
                                (i)  Amendment No. 1 to Participation Agreement
                                     - Van Kampen - Insurance Funds(u)
                          (m)   Participation Agreement - Wells Fargo
                                (Strong)(g)
                          (n)   Information Sharing Agreement - AIM(w)
                          (o)   Information Sharing Agreement - Dreyfus(w)
                          (p)   Information Sharing Agreement - Fidelity
                                Insurance(v)
                          (q)   Information Sharing Agreement - Neuberger
                                Berman(w)
                          (r)   Information Sharing Agreement - Oppenheimer(w)
                          (s)   Information Sharing Agreement - PIMCO(w)
                          (t)   Information Sharing Agreement - Potomac(x)
                          (u)   Information Sharing Agreement - Rydex(w)
                          (v)   Information Sharing Agreement - Security
                                Funds(v)
                          (w)   Information Sharing Agreement - Van Kampen(w)
                          (x)   Information Sharing Agreement - Wells Fargo(x)
                   (9)    Opinion of Counsel(r)
                   (10)   (a)   Consent of Independent Registered Public
                                Accounting Firm
                          (b)   Consent of Counsel
                   (11)   Not Applicable
                   (12)   Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(g) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 28, 2003).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(z) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(aa) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2009).

(ab) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).



Item 25.      Directors and Officers of the Depositor

              Name and Principal
               Business Address      Positions and Offices with Depositor
              ------------------     ------------------------------------
              Howard R. Fricke*      President, Chief Executive Officer and
                                     Director

              John F. Frye*          Senior Vice President, Chief Financial
                                     Officer, Treasurer and Director

              John F. Guyot*         Senior Vice President, General Counsel,
                                     Secretary and Director

              David J. Keith*        Senior Vice President

              Kalman Bakk, Jr.*      Senior Vice President and Director

              Anne M. Trebino*       Senior Vice President

              Amy J. Lee*            Vice President, Associate General Counsel
                                     and Assistant Secretary

              Carmen R. Hill*        Assistant Vice President and Chief
                                     Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
--------      ------------------------------------------------------------------

              The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2009 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                               Percent of Voting
                                                                                               Securities Owned
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     -------------------------
              Security Benefit Mutual Holding Company                       Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)                Kansas                   100%

              Security Benefit Life Insurance Company                       Kansas                   100%

               (Stock Life Insurance Company)
              Security Investors, LLC                                       Kansas                   100%
               (Investment Adviser)

              Security Global Investors, LLC                                Kansas                   100%
               (Investment Adviser)

              Security Distributors, Inc. (Broker/Dealer,                   Kansas                   100%
               Principal Underwriter)

              se(2), inc. (Third Party Administrator)                       Kansas                   100%

              Security Benefit Academy, Inc.                                Kansas                   100%
               (Daycare Company)

              Security Financial Resources, Inc.                            Kansas                   100%
               (Financial Services)

              First Security Benefit Life Insurance                        New York                  100%
               and Annuity Company of New York (Stock Life Insurance
               Company)

              Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

              Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

              Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

              Rydex Fund Services, Inc.                                    Maryland                  100%

              Advisor Research Center, Inc.                                Maryland                  100%



                                                                                               Percent of Voting
                                                                                               Securities Owned
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     -------------------------
              Rydex Advisory Services, LLC                                 Maryland                  100%

              Rydex Specialized Products, LLC                              Delaware                  100%

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.


              As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.


Item 27.      Number of Contractowners

              As of February 28, 2010, there were 31,597 Qualified Contracts and 10,699 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

              (a)(1) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:

                     SBL Variable Annuity Account I
                     SBL Variable Annuity Account III
                     SBL Variable Annuity Account IV
                     Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                     SBL Variable Life Insurance Account (Varilife)
                     Variable Annuity Account IX
                     Account XVI
                     Separate Account XIX
                     Parkstone Advantage Variable Annuity
                     Variflex Separate Account (Variflex)
                     Variflex Separate Account (Variflex ES)
                     Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                     Variable Annuity Account VIII (Variflex Signature)
                     Variable Annuity Account XI (Scarborough Advantage Variable
                      Annuity)
                     SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                      Annuity)

                     SBL Variable Annuity Account XIV (AEA Variable Annuity) SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                      Annuity)
                     SBL Variable Annuity Account XIV (EliteDesigns Variable
                      Annuity)
                     SBL Variable Annuity Account XIV (NEA Valuebuilder)
                     SBL Variable Annuity Account XIV (NEA Valuebuilder
                      Retirement Income Director Variable Annuity)
                     SBL Variable Annuity Account XIV (SecureDesigns Variable
                      Annuity)
                     SBL Variable Annuity Account XIV (Security Benefit Advisor
                      Variable Annuity)
                     SBL Variable Annuity Account XVII (Classic Strategies
                      Variable Annuity)
                     SBL Variable Annuity Account XVII (ThirdFed Variable
                      Annuity)

              (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                        Variable Annuity Account A (AdvisorDesigns Variable
                         Annuity)
                        Variable Annuity Account A (EliteDesigns Variable
                         Annuity)
                        Variable Annuity Account B (SecureDesigns Variable
                         Annuity)
                        Variable Annuity Account B (AdvanceDesigns Variable
                         Annuity)

              (a)(3) SDI acts as principal underwriter for the following funds:

                        SBL Fund

              (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                        Nationwide Multi-Flex Variable Account
                        Nationwide Variable Account 9


              (b)    Name and Principal                    Position and Offices
                     Business Address*                       with Underwriter
                     ------------------                    ------------------
                     Mark J. Carr                          President and Director
                     James R. Schmank                      Vice President and Director
                     Dale W. Martin, Jr.                   Director
                     Amy J. Lee                            Secretary and Chief Compliance
                                                           Officer
                     Richard Wells                         Director
                     Richard Martinez                      Treasurer
                     Christopher D. Swickard               Assistant Secretary
                     Carmen R. Hill                        Assistant Vice President

                    *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.


              (c)

----------------------------  ----------------------------  -----------------------  ---------------------------
   (1) Name of Principal         (2) Net Underwriting         (3) Compensation on      (4) Brokerage Commissions
        Underwriter            Discounts and Commissions           Redemption

Security Distributors, Inc.        $8,803,783.32(1)             $8,255,364.18(2)                   $0
----------------------------  ----------------------------  -----------------------  ---------------------------

          1 SBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

          2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

              (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 26th day of April, 2010.


          Security Benefit Life Insurance Company (the Depositor) - SBL Variable
                Annuity Account XIV (The Registrant)

     By:                            /s/ Howard R. Fricke
          ----------------------------------------------------------------------
          Howard R. Fricke, Chief Executive Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2010.

                              SIGNATURES AND TITLES
                              ---------------------

By:  /s/ Howard R. Fricke
     --------------------
Howard R. Fricke, Chief Executive Officer and Director

By: /s/ John F. Frye
    ----------------
John F. Frye, Chief Financial Officer (and chief accounting officer)
and Director

By: /s/ Kalman Bakk, Jr.
    --------------------
Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX


  (5)   (b)    Application (Form V9001 9-05)
        (d)    Application - Unisex
               (Form V9001 U 9-05)

 (10)   (a)    Consent of Independent Registered Public Accounting Firm
        (b)    Consent of Counsel